AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002

                                              1933 ACT REGISTRATION NO. 33-75248
                                             1940 ACT REGISTRATION NO. 811-04536

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              --------------------
                                    FORM S-6


                       POST-EFFECTIVE AMENDMENT NO. 15 TO

                             REGISTRATION STATEMENT

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                              --------------------

            VARIABLE LIFE ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY
                                    COMPANY
 (FORMERLY VARIABLE LIFE ACCOUNT B OF AETNA LIFE INSURANCE AND ANNUITY COMPANY)
                              --------------------

                     ING LIFE INSURANCE AND ANNUITY COMPANY
               (FORMERLY AETNA LIFE INSURANCE AND ANNUITY COMPANY)

                          151 FARMINGTON AVENUE, TS31,
                           HARTFORD, CONNECTICUT 06156
                          DEPOSITOR'S TELEPHONE NUMBER,
                       INCLUDING AREA CODE: (860) 273-1672
                                 (219) 455-2000
                              --------------------

       J. NEIL MCMURDIE, COUNSEL                                   COPY TO:
 ING LIFE INSURANCE AND ANNUITY COMPANY                KIMBERLY J. SMITH, CHIEF COUNSEL
      151 FARMINGTON AVENUE, TS31,                    ING AMERICAS, RETAIL PRODUCTS GROUP
       HARTFORD, CONNECTICUT 06156                           1475 DUNWOODY DRIVE,
(NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)        WEST CHESTER, PENNSYLVANIA 19380

                                                                 JEREMY SACHS, ESQUIRE

                                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                            350 CHURCH STREET--MLW1
                                                            HARTFORD, CT 06103-1106

                              --------------------
            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

   INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (Title of Securities Being Registered)
                              --------------------

      An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for the Registrant, for the fiscal year ending December 31, 2001 was filed February 26, 2002.

                              --------------------
      It is proposed that this filing will become effective:

      [ ]immediately upon filing pursuant to paragraph (b) of Rule 485


      [X]on May 1, 2002 pursuant to paragraph (b) of Rule 485


      [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                             VARIABLE LIFE ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                              CROSS REFERENCE SHEET

FORM N-8B-2
-----------
   ITEM NO.      PART I PROSPECTUS
   --------      -----------------

       1         Cover Page; The Separate Account; The General Account; The
                 Company
       2         Cover Page; The Separate Account; The General Account; The
                 Company

       3         Not Applicable

       4         Cover Page; The Company; The Separate Account; The General
                 Account; Additional Information--Distribution of the Policies
       5         The Separate Account; The General Account; The Company
       6         The Separate Account; The General Account; The Company

       7         Not Applicable
       8         Financial Statements

       9         Additional Information--Legal Matters and Proceedings

       10        Policy Summary; The Separate Account; Charges and Fees; Policy
                 Choices; Policy Values; Policy Rights; Additional Information;
                 Miscellaneous Policy Provisions
       11        Policy Summary; Allocation of Premiums; Policy Choices
       12        Not Applicable
       13        Policy Summary; Charges and Fees; Charges and Fees Assessed
                 Against the Total Account Value; Charges and Fees Associated
                 with the Variable Funding Options; Charges Assessed Against the
                 Underlying Funds; Policy Choices; Term Insurance Rider;
                 Additional Information--Distribution of the Policies
       14        Policy Values; Miscellaneous Policy Provisions
       15        Policy Summary; Allocation of Premiums--The Funds; Policy
                 Choices; Policy Values
       16        Policy Summary; Allocation of Premiums--The Funds; Policy
                 Values; Policy Rights
       17        Policy Rights
       18        Allocation of Premiums; Policy Choices; Policy Rights
       19        Additional Information
       20        Not Applicable
       21        Policy Rights--Policy Loans
       22        Not Applicable
       23        Directors and Officers
       24        Miscellaneous Policy Provisions

       25        The Company

       26 Policy Summary; Charges and Fees; Charges and Fees Assessed Against the Total Account Value; Charges and Fees Associated with the Variable Funding Options; Charges Assessed Against the underlying Funds

       27        The Company
       28        The Company; Directors and Officers
       29        The Company

       30        Not Applicable
       31        Not Applicable
       32        Not Applicable
       33        Not Applicable
       34        Not Applicable

FORM N-8B-2
-----------

   ITEM NO.      PART I PROSPECTUS
   --------      -----------------

       35        The Company; Additional Information

       36        Not Applicable
       37        Not Applicable
       38        Additional Information

       39        The Company

       40        See Item 26

       41        The Company

       42        See Item 28

       43        Financial Statements
       44        Policy Values--Accumulation Unit Value; Financial Statements

       45        Not Applicable
       46        The Separate Accounts; Policy Values; Appendix A; Appendix B
       47        Policy Summary; The Separate Accounts; Allocation of Premiums;
                 Policy Choices; Policy Values
       48        Not Applicable
       49        Not Applicable
       50        Not Applicable
       51        Not Applicable
       52        The Separate Account; Allocation of Premiums
       53        Tax Matters
       54        Not Applicable
       55        Not Applicable
       56        Not Applicable
       57        Not Applicable
       58        Not Applicable

       59        Financial Statements

                                                                CVUL and CVUL II

                                                         VARIABLE LIFE ACCOUNT B

Underwritten By:
ING Life Insurance and
Annuity Company               Administrative Office:
Home Office:                  Lincoln Corporate Specialty Markets
151 Farmington Avenue         350 Church Street--MSM1
Hartford, Connecticut 06156   Hartford, CT 06103-1106           PROSPECTUS
(800) 334-7586                (860) 466-1561                 DATED MAY 1, 2002

--------------------------------------------------------------------------------
          THE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

This prospectus describes Corporate VUL ("CVUL") and Corporate VUL II ("CVUL II"), two flexible premium variable life insurance contracts (the "Policy" or "Policies") offered by ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) (the "Company", "we", "us", "our"). The Policies can be purchased by corporations or other groups where individuals share a common employer or affiliation with the group or sponsoring organization. The Policy features: flexible premium payments; a choice of one of three death benefit options; a choice of life insurance qualification methods; and a choice of underlying investment options.


In October 1998, the Company and life insurance affiliates of Lincoln Financial Group ("Lincoln") entered into a transaction whereby nearly all of the Company's variable life insurance business was reinsured by the Lincoln affiliates. You may allocate net premiums to subaccounts which invest in the mutual funds listed below ("Funds"). Each Fund has its own investment objective.


o  ING VP BALANCED PORTFOLIO, INC. (CLASS R SHARES)*                o  FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (INITIAL CLASS)
o  ING VP BOND PORTFOLIO (CLASS R SHARES)*                          o  FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
o  ING VP GROWTH PORTFOLIO (CLASS R SHARES)*                        o  FIDELITY(R) VIP GROWTH PORTFOLIO (INITIAL CLASS)
o  ING VP GROWTH AND INCOME PORTFOLIO                               o  FIDELITY(R) VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)
      (CLASS R SHARES)*                                             o  FIDELITY(R) VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
o  ING VP INDEX PLUS LARGECAP PORTFOLIO                             o  JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
      (CLASS R SHARES)*                                                   (INSTITUTIONAL SHARES)
o  ING VP MONEY MARKET PORTFOLIO (CLASS R SHARES)*                  o  JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
o  ING VP SMALL COMPANY PORTFOLIO (CLASS R SHARES)*                 o  JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
o  ING VP VALUE OPPORTUNITY PORTFOLIO                                     (INSTITUTIONAL SHARES)
      (CLASS R SHARES)*                                             o  JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
o  ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                          o  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
      (INITIAL CLASS)*                                                    (INSTITUTIONAL SHARES)
o  ING MFS EMERGING EQUITIES PORTFOLIO (INITIAL CLASS)*             o  MFS STRATEGIC INCOME SERIES*
o  ING MFS RESEARCH PORTFOLIO (INITIAL CLASS)*                      o  MFS TOTAL RETURN SERIES
o  ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO                       o  OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
      (INITIAL CLASS)*                                              o  OPPENHEIMER GLOBAL SECURITIES FUND/VA
o  ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                        o  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
      (INITIAL CLASS)*                                              o  OPPENHEIMER STRATEGIC BOND FUND/VA
o  FIDELITY(R) VIP ASSET MANAGER PORTFOLIO (INITIAL CLASS)

* Effective May 1, 2002 this Fund changed its name to the name listed above. See "Separate Account" in this prospectus for a complete list of former and current Fund names.

Net premiums allocated to the Fixed Account earn fixed rates of interest. We determine the rates periodically, but we guarantee that they will never be less than 4.0% a year.


THIS PROSPECTUS AND OTHER INFORMATION ABOUT VARIABLE LIFE ACCOUNT B FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") CAN BE FOUND IN THE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV. YOU CAN GET COPIES OF THIS INFORMATION BY VISITING THE COMMISSION'S PUBLIC REFERENCE ROOM OR WRITING THE COMMISSION'S PUBLIC REFERENCE ROOM, 450 FIFTH STREET, N.W., WASHINGTON, DC 20549-6009 AND PAYING A DUPLICATION FEE. INFORMATION ON THE OPERATION OF THE COMMISSION'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-202-942-8090 OR 1-800-SEC-0330, E-MAILING PUBLICINFO@SEC.GOV OR WRITING TO THE ADDRESS ABOVE.

THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

TO BE VALID, THIS PROSPECTUS MUST HAVE CURRENT FUND PROSPECTUSES WITH IT. YOU SHOULD READ THE PROSPECTUS AND THE ATTACHED PROSPECTUS FOR ANY AVAILABLE FUND IF YOU ARE CONSIDERING BUYING A POLICY OR EXERCISING ELECTIONS UNDER A POLICY. YOU SHOULD ALSO KEEP THEM FOR FUTURE REFERENCE. YOU CAN OBTAIN ANY FUND'S STATEMENT OF ADDITIONAL INFORMATION (SAI), WHICH PROVIDES MORE INFORMATION ABOUT A FUND, BY CALLING (800) 334-7586.

TABLE OF CONTENTS


Policy Summary..................................        1
The Company.....................................        5
The Separate Account............................        6
The General Account.............................        6
Allocation of Premiums..........................        6
   Fixed Account................................        6
   Separate Account.............................        7
   Mixed and Shared Funding.....................       13
Charges and Fees................................       13
   Premium Charge...............................       13
   Premium Charge Refund........................       14
Charges and Fees Assessed Against the Total
   Account Value................................       14
Charges and Fees Associated with the Variable
   Funding Options..............................       15
   Mortality and Expense Risk Charge............       15
   Administrative Charge--Corporate VUL only....       16
   Surrender Charge--Corporate VUL only.........       16
   Surrender Charges on Full and Partial
     Surrenders--Corporate VUL only.............       16
Charges Assessed Against the Underlying Funds...       17
   Reduction of Charges.........................       19
Policy Choices..................................       20
   Premium Payments.............................       20
   Guaranteed Death Benefit--Corporate VUL
     only.......................................       21
   Life Insurance Qualification.................       22
   Death Benefit Options........................       22
   Initial Allocations to Funding Options.......       23
   Transfers Between Funding Options............       23
   Limits on Frequent Transfers.................       24
Policy Values...................................       25
   Total Account Value..........................       25
   Accumulation Unit Value......................       25
   Maturity Value...............................       26
   Surrender Value..............................       26
Policy Rights...................................       26
   Full Surrenders..............................       26
   Partial Surrenders...........................       26
   Avoiding Loss of Coverage....................       27
   No Lapse Coverage--Corporate VUL only........       27
   Reinstatement of a Lapsed Policy.............       28
   Policy Loans.................................       28
   Policy Changes...............................       29
   Death Benefit Option Change..................       30
   Right to Examine the Policy..................       30
Payment of Death Benefit........................       31
Policy Settlement...............................       31
   Settlement Options...........................       31
   Calculation of Variable Payment Settlement
     Options Values.............................       34
Term Insurance Rider............................       34
Directors and Officers..........................       35
Additional Information..........................       36
   Reports to Policyowners......................       36
   Right to Instruct Voting of Fund Shares......       36
   Disregard of Voting Instructions.............       37
   State Regulation.............................       37
   Legal Matters and Proceedings................       38
   The Registration Statement...................       38
   Distribution of the Policies.................       38
   Records and Accounts.........................       39
   Independent Auditors.........................       39
Tax Matters.....................................       39
   General......................................       39
   Federal Tax Status of the Company............       39
   Life Insurance Qualification.................       39
   General Rules................................       40
   Modified Endowment Contracts.................       40
   Diversification Standards....................       41
   Investor Control.............................       41
   Other Tax Considerations.....................       42
Miscellaneous Policy Provisions.................       43
   The Policy...................................       43
   Payment of Benefits..........................       43
   Age..........................................       43
   Incontestability.............................       43
   Suicide......................................       43
   Coverage Beyond Maturity.....................       43
   Nonparticipation.............................       43
Appendix A--
   Illustrations of Death Benefit, Total Account
   Values and Surrender Values, Corporate VUL...       44
Appendix B--
   Illustrations of Death Benefit, Total Account
   Values and Surrender Values, Corporate
   VUL II.......................................       54

Financial Statements of the Separate Account....      S-1
Financial Statements of the Company.............      F-1

This prospectus does not constitute an offer in any jurisdiction where prohibited. No dealer, salesman or other person is authorized to give any information or make any representation in connection with this offering other than those contained in this prospectus, or other sales material authorized by the Company and if given or made, such other information or representations must not be relied upon.

The purpose of the Policy is to provide insurance protection. Life insurance is a long-term investment. Owners should consider their need for insurance coverage and the policy's long-term investment potential. We do not claim that the policy is in any way similar or comparable to an investment in a mutual fund.

POLICY SUMMARY

This section is an overview of key Policy features of the Corporate VUL and Corporate VUL II Policies. These Policies are administered by The Lincoln National Life Insurance Company.


The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. The policy owner will have all rights and privileges under the Policy. The Policies may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans. These Policies may be used by corporations and other businesses as a means of funding death benefit liabilities incurred under executive retirement plans or as a source for funding cash flow obligations under such plans. The Policies are not designed to be used in an employer's pension or profit sharing plan. (Regulations in your state may vary the provisions of your own Policy.)



Your Policy is a flexible premium variable life insurance policy. Its value may change on a:

   1) fixed basis;

   2) variable basis; or a

   3) combination of both fixed and variable bases.

The value of the Policy and, under one option, the death benefit amount is not guaranteed and depends on the investment results of the funding options you select.


REPLACEMENTS


It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance policy with this Corporate VUL or Corporate VUL II policy. This Prospectus and the prospectus of the Funds should be read carefully to understand the Policy being offered.



INITIAL CHOICES TO BE MADE

The policy owner (the "owner" or "you") is the person named in the "policy specifications" who has all of the Policy ownership rights. If no owner is named, the insured (the person whose life is insured under the Policy) will be the owner of the Policy. You, as the owner, have several important choices to make when the Policy is first purchased. You need to choose:

   1) one of three death benefit options;

   2) the life insurance qualification method;

   3) the amount of premium you want to pay;

   4) the amount of your net premium payment to be placed in each of the funding options you select. The net premium payment is the balance of your premium payment that remains after certain charges are deducted from it;


   5) (Corporate VUL only) if you want the guaranteed death benefit provision, and to what age. See "Policy Choices--Guaranteed Death Benefit."



DEATH BENEFIT OPTIONS

The death benefit is the amount the Company pays to the beneficiary(ies) when the insured dies. Before we pay the beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the death benefit. We calculate the death benefit payable as of the date the insured died.

At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986, as amended (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from favorable federal tax treatment. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.

If you have surrendered a portion of your Policy, any surrendered amount will reduce your initial death benefit.


LIFE INSURANCE QUALIFICATION METHOD

At the time of purchase you must choose which life insurance qualification method best suits your needs--Cash Accumulation or Guideline Premium. Both methods require a Policy to provide minimum ratios of life insurance coverage to total account value. The guideline premium method may also restrict premiums payable under the Policy. The Company reserves the right to return your premium payment if it results in your Policy's failing to meet federal tax law requirements.


AMOUNT OF PREMIUM PAYMENT

When you first buy your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described in "Policy Choices--Premium Payments." If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy. See "Policy Rights--Reinstatement of a Lapsed Policy."


You may use the value of the Policy to pay the monthly deductions due and continue the Policy in force if sufficient values are available. If the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance increase as the Insured gets older. See "Charges and Fees."


When you first receive your Policy you will have 10 days to look it over (more in some states). This is called the "right-to-examine" time period. Use this time to review your Policy and make sure it meets your needs. During this time period, your initial premium payment will be allocated to the funding options you initially select unless your state requires a full refund of premiums. If you then decide you do not want your Policy, you will receive a refund. See "Policy Rights--Right to Examine the Policy."


SELECTION OF FUNDING VEHICLES


This prospectus focuses on the separate account investment information that makes up the "variable" part of the Policy. If you put money into the variable funding options, you take all the investment risk on that money. This means that if the Fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. See "Allocation of Premiums."


You must choose the sub-accounts in which you want to place each net premium payment. Each sub-account invests in shares of a certain Fund. A variable sub-account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance.

You may also choose to place your net premium payment or part of it into the fixed account. Net premium payments put into the fixed account become part of the Company's general account, do not share the investment experience of the separate account, and have a guaranteed minimum interest rate of 4.0% per year. For additional information on the fixed account, see "Allocation of Premiums--Fixed Account."

GUARANTEED DEATH BENEFIT PROVISION (CVUL ONLY)

You may elect to have a guaranteed death benefit provision to age 80 or age 100. This means that your Policy will remain in force even though the cash value is not enough to pay the current monthly deductions as long as the guaranteed death benefit premium test is met. Each year the Company will determine if the sum of premiums to that point in time is sufficient to support the guaranteed death benefit provision. Your total premiums paid to date minus the partial surrenders must be equal to the required monthly guaranteed death benefit premium times the number of months that have passed since the original Policy issue date. See "Policy Choices--Guaranteed Death Benefit."


NO LAPSE COVERAGE PROVISION (CVUL ONLY)

Your Policy will not terminate during the first five years after the initial issue date or the issue date of any increase in the specified amount if the sum of premiums paid equals or exceeds:

   1) the sum of the minimum monthly premiums for each Policy month from the issue date, including the current month; plus

   2) any partial surrenders; plus

   3) any increase in the loan account value within that same five years, equals or is more than the sum of premiums paid.


CHARGES AND FEES

We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. We may profit from any of these charges, including the mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

A premium charge deduction will be made from each premium payment. That deduction is, in the first policy year, 7% for Corporate VUL, guaranteed not to exceed 10%, and 10.5% for Corporate VUL II, guaranteed not to exceed 15%; it declines thereafter. This charge represents the expense associated with the startup and maintenance of a Policy. For Corporate VUL, this includes average applicable premium taxes, although the Company is responsible for payment of premium taxes and any other amounts payable with respect to your premium payments to the extent they exceed the premium charge. See the "Charges and Fees" section appearing later in this prospectus for details for the schedule of premium charge percentages.

For Corporate VUL II, except as noted below, an explicit premium tax charge equal to the state and municipal taxes associated with premiums received is also deducted from premium payments.

Upon a full surrender of your Policy within the first 36 months for Corporate VUL and first 24 months for

Corporate VUL II if your Policy is not in default, you may be entitled to a credit for some or all of the premium charges which have been deducted from your premium payments. See the "Charges and Fees" section appearing later in this prospectus.

A monthly deduction is made from the total account value on the same day of each month beginning with the date of issue. The monthly deduction includes the cost of insurance and any charges for supplemental riders or benefits. Once a Policy is issued, monthly deductions will begin as of the date of issue, even if the Policy's issuance was delayed due to underwriting requirements or other reasons. The monthly deduction also includes a monthly administrative expense charge during all policy years. For Corporate VUL, this charge is $7. For Corporate VUL II the current monthly charge is $6, guaranteed not to exceed $10. See the "Charges and Fees" section appearing later in this prospectus.

A daily charge is deducted from the assets of Variable Life Account B for mortality and expense risks assumed by the Company. The daily deductions from net assets of the separate account for Corporate VUL are at the annual rates of ..70% during policy years 1 through 10 and .20% thereafter. For Corporate VUL II, these percentages are .70% during policy years 1 through 10 and .35% thereafter. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that the current charges are no longer adequate. The maximum mortality and expense risk charge is .90% per year.

For Corporate VUL only, a daily administrative charge is deducted equivalent on an annual basis to .30% of the average daily net assets of Variable Life Account B to compensate the Company for expenses associated with the administration and maintenance of the policies. The daily administrative charge is guaranteed to never exceed .50% on an annual basis of the average daily net assets of Variable Life Account B.


Each Fund has its own management fees and other expenses which are also deducted daily. Investment results for the Funds you choose will be affected by the management fees and other expenses. The table in section "Charges and Fees--Charges Assessed Against the Underlying Funds," shows you the fees and other expenses currently in effect for each Fund.


For Corporate VUL only, if you surrender your Policy (in whole or in part) a surrender charge may apply. The maximum initial surrender charge is 30% of the first year's minimum monthly premium for the initial specified amount. Once determined, the surrender charge will decrease annually until it reaches zero after nine years. If you increase the specified amount, a new surrender charge applies, in addition to the then existing surrender charge. See the "Charges and Fees" section appearing later in this prospectus.


POLICY LOANS

If you borrow against your Policy, interest will be charged to the loan account. Currently, the interest rate on loans accrues at an annual rate equal to the greater of 1) the monthly average of the Composite Yield on Corporate Bonds as published by Moody's Investors Service, Inc. for the calendar month ending two months before the policy anniversary month, or 2) 5%.

For Corporate VUL, there are two types of loans, preferred (those taken during policy years 11 and beyond up to 10% of each year's total loan value), and non-preferred (all others). Annual interest is credited on the loan account value at the same rate interest is charged for preferred loans. For non-preferred loans, the rate credited is 1% less than the loan interest rate.

For Corporate VUL II, there are no preferred loans. Annual interest is credited on the loan account value not to exceed .9% less than the loan interest rate. However, in no case will the credited interest rate be less than 4.0% annually. See "Policy Rights--Policy Loans."


CHANGES IN SPECIFIED AMOUNT

Within certain limits, you may increase or decrease the specified amount beginning with the second policy year. Increases will require satisfactory evidence of insurability. Decreases in the first five years are subject to approval of the Company. Currently the minimum specified amount is $100,000. Such changes will affect other aspects of your Policy. See "Policy Rights--Policy Changes."



FACTORS TO CONSIDER BEFORE PURCHASING A POLICY

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the funding vehicles your policy provides, its other features and benefits, its risks and the fees and expenses you will incur. Consider the following matters, among others:

   1) Life Insurance Coverage - Life insurance is not a short-term investment and should be purchased only if you need life insurance coverage. You should evaluate your need for life insurance coverage before purchasing a Policy.

   2) Investment Risk - The value of the available variable funding options may fluctuate with the markets and interest rates. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy.

   3) Fees and Expenses - A Policy's fees and expenses reflect costs associated with its features and benefits. Before purchasing a Policy, compare the value that these various features and benefits have to you, given your particular circumstances, with the fees and expenses for those features and benefits.

   4) Exchanges - Replacing your existing life insurance policy(ies) with this Policy may not be beneficial to you. Before purchasing a Policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation. Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of this Policy.

   5) Sales Compensation - We pay compensation to firms for sales of the Policy.



THE COMPANY


ING Life Insurance and Annuity Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts.

The Company is registered as an investment adviser under the Investment Advisers Act of 1940 and, as such, is the investment adviser for ING Partners, Inc. (prior to May 1, 2002 known as Portfolio Partners, Inc.). In addition to serving as the depositor for the registrant, the Company is also the depositor of Variable Life Account C and Variable Annuity Accounts B, C and G (separate accounts of the Company registered as unit investment trusts).

The Company's subsidiary ING Financial Advisers, LLC (IFA)(prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the Policies and also acts as the principal underwriter for Variable Life Account B, Variable Life Account C and Variable Annuity Accounts B, C and G and Variable Annuity Account I (a separate account of ING Insurance Company of America registered as a unit investment trust). IFA, a Delaware limited liability company, is registered as a broker-dealer with the Commission. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Lincoln National Life Insurance Company ("Lincoln") and its affiliates perform certain administrative functions relating to the Policies, and maintain books and records necessary to operate and administer the Policies. Lincoln will process requests once they receive all letters, forms or other necessary documents completed to their satisfaction, and may require a signature guarantee or some other form of authenticity. The effective date of payments, forms and requests is usually determined by the day and time received; items received before 4:00 PM Eastern Time on any business day will usually be effective on that day, items received after that time will usually be effective the next business day.

Lincoln has assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, they have a site available in which to recover critical business functions in the event of a disaster, and will conduct tests of their capabilities and plans.

In accordance with money laundering laws and federal economic sanction policy, Lincoln, on behalf of the Company, may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This includes refusing to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate Regulator.



THE SEPARATE ACCOUNT

Variable Life Account B is the separate account that supports the variable options. If you allocate any of your total account value to the variable options, that value is invested in the separate account. The separate account purchases shares of the Funds to fund the benefits provided by the Policies. We describe the currently available Funds, their investment objectives, and their investment advisers in this Prospectus. Each Fund also has a prospectus, which contains complete descriptions of the Fund's investment objectives, investment restrictions and other material information relating to an investment in the Fund. Any and all Fund distributions for Fund shares held by the separate account will be reinvested in additional Fund shares at net asset value.

We created Variable Life Account B in 1986 under Connecticut law. We hold the separate account assets to satisfy the claims of the policy owners to the extent that they have allocated amounts to the separate account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account. The Company is responsible for meeting all obligations to owners under the Policies.

The separate account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of separate account under the federal securities laws. The registration of the separate account involves no approval or disapproval by the Commission of the separate account or the Company's management or investment practices or policies. The Company does not guarantee the separate account's investment performance.


THE GENERAL ACCOUNT

This is the Company's general asset account, in which assets attributable to the non-variable portion of the Policies are held. These are the fixed account value and the loan account value. The fixed account value is the non-loaned portion, the loan account value is equal to the sum of all unpaid loans.


ALLOCATION OF PREMIUMS


You may allocate all or a part of your net premiums to the fixed account (part of the Company's general account) or to the subaccounts currently available through the separate account in connection with the Policy. Each subaccount invests in a specific Fund. Not all Funds may be available under all Policies or in all jurisdictions. We reserve the right to reject, without notice, any amounts allocated to a sub-account if the sub-account investment in the corresponding Fund is not accepted by the Fund for any reason. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Policy and to compliance with regulatory requirements. Substitute Funds may have different fees and charges, investment objectives or policies than the Funds being replaced.



FIXED ACCOUNT

Amounts held in the fixed account will be credited with interest at rates of not less than 4.0% per year. Additional excess interest of up to 0.5% per year may be credited to the fixed account value beginning in policy year 11. Credited interest rates reflect the Company's return on fixed account invested assets and the amortization of any realized gains and/or losses which the Company may incur on these assets.

SEPARATE ACCOUNT


The separate account subaccounts invest in the following Funds. The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act. Please refer to the Fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Administrative Office at the address and phone number listed on the cover of this prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain Funds offered under the Policies have names, investment objectives and policies similar to other Funds managed by the Fund's investment adviser. The investment results of a Fund may be higher or lower than those of other Funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any Fund will be comparable to those of another Fund managed by the same investment adviser.

----------------------------------------- ------------------------------ ---------------------------------------
FUND NAME                                 INVESTMENT ADVISER/            INVESTMENT OBJECTIVE
                                          SUBADVISER
----------------------------------------- ------------------------------ ---------------------------------------
ING VP BALANCED PORTFOLIO, INC.           ING Investments, LLC           Seeks to maximize investment return,
  (formerly Aetna Balanced VP, Inc.)                                     consistent with reasonable safety of
(CLASS R SHARES)                          Subadviser: Aeltus             principal, by investing in a
                                          Investment Management, Inc.    diversified portfolio of one or more
                                          (Aeltus)                       of the following asset classes:
                                                                         stocks, bonds and cash equivalents,
                                                                         based on the judgement of the Fund's
                                                                         management, of which of these sectors
                                                                         or mix thereof offers the best
                                                                         investment prospects.
----------------------------------------- ------------------------------ ---------------------------------------
ING VP BOND PORTFOLIO (formerly           ING Investments, LLC           Seeks to maximize total return as is
  Aetna Income Shares d/b/a Aetna                                        consistent with reasonable risk,
  Bond VP)                                Subadviser: Aeltus             through investment in a diversified
(CLASS R SHARES)                          Investment Management, Inc.    portfolio consisting of debt
                                          (Aeltus)                       securities.
----------------------------------------- ------------------------------ ---------------------------------------
ING GENERATION PORTFOLIOS, INC.  - ING    ING Investments, LLC           Seeks growth of capital through
  VP GROWTH PORTFOLIO (formerly Aetna                                    investment in a diversified portfolio
  Generation Portfolios, Inc. - Aetna     Subadviser: Aeltus             consisting primarily of common stocks
  Growth VP)                              Investment Management, Inc.    and securities convertible into
(CLASS R SHARES)                          Inc. (Aeltus)                  common stocks believed to offer growth
                                                                         potential.
----------------------------------------- ------------------------------ ---------------------------------------
ING VARIABLE FUNDS - ING VP GROWTH        ING Investments, LLC           Seeks to maximize total return
 AND INCOME PORTFOLIO (formerly Aetna                                    through investments in a diversified
 Aetna Variable Fund d/b/a Aetna          Subadviser: Aeltus             portfolio of common stocks and
 Growth and Income VP)                    Investment Management,         securities convertible into common
(CLASS R SHARES)                          Inc. (Aeltus)                  stock.
----------------------------------------- ------------------------------ ---------------------------------------

----------------------------------------- ------------------------------ ---------------------------------------
ING VARIABLE PORTFOLIOS, INC.  - ING      ING Investments, LLC           Seeks to outperform the total return
  VP INDEX PLUS LARGECAP PORTFOLIO                                       performance of the Standard & Poor's
  (formerly Aetna Variable Portfolios,    Subadviser: Aeltus             500 Composite Index (S&P 500), while
  Inc. - Aetna Index Plus Large           Investment Management,         maintaining a market level of risk.
  Cap VP)                                 Inc. (Aeltus)                  Invests at least 80% of net assets in
(CLASS R SHARES)                                                         stocks included in the S&P 500.
----------------------------------------- ------------------------------ ---------------------------------------
ING VP MONEY MARKET PORTFOLIO             ING Investments, LLC           Seeks to provide high current return,
 (formerly Aetna Variable Encore                                         consistent with preservation of
 Fund d/b/a Aetna Money                   Subadviser: Aeltus             capital and liquidity, through
  Market VP)                              Investment Management,         investment in high-quality money
(CLASS R SHARES)                          Inc. (Aeltus)                  market instruments.
----------------------------------------- ------------------------------ ---------------------------------------
ING GENERATION PORTFOLIOS, INC. - ING     ING Investments, LLC           Seeks growth of capital primarily
  VP SMALL COMPANY PORTFOLIO                                             through investment in a diversified
  (formerly Aetna Generation              Subadviser: Aeltus             portfolio of common stocks and
  Portfolios, Inc. -Aetna Small           Investment Management,         securities convertible into common
  Company VP)                             Inc. (Aeltus)                  stocks of companies with smaller market
(CLASS R SHARES)                                                         capitalization.
----------------------------------------- ------------------------------ ---------------------------------------
ING GENERATION PORTFOLIOS, INC.  - ING    ING Investments, LLC           Seeks growth of capital primarily
  VP VALUE OPPORTUNITY PORTFOLIO                                         through investment in a diversified
  (formerly Aetna Generation              Subadviser: Aeltus             portfolio of common stocks and
  Portfolios, Inc. - Aetna Value          Investment Management, Inc.    securities convertible into common
  Opportunity VP)                         (Aeltus)                       stock.
(CLASS R SHARES)
----------------------------------------- ------------------------------ ---------------------------------------
ING PARTNERS, INC.  - ING MFS CAPITAL     ING Life Insurance and         Seeks capital appreciation. Invests
  OPPORTUNITIES PORTFOLIO (formerly       Annuity Company (formerly      primarily (at least 65% of net
  Portfolio Partners, Inc. (PPI) MFS      Aetna Life Insurance and       assets) in common stocks and related
  Capital Opportunities Portfolio)        Annuity Company)               securities, such as preferred stocks,
(INITIAL CLASS)                                                          convertible securities and depositary
                                          Subadviser: Massachusetts      receipts.
                                          Financial Services Company
----------------------------------------- ------------------------------ ---------------------------------------
ING PARTNERS, INC.  - ING MFS             ING Life Insurance and         Seeks long-term growth of capital.
  EMERGING EQUITIES PORTFOLIO             Annuity Company (formerly      Invests primarily (at least 80% of
  (formerly Portfolio Partners, Inc.      Aetna Life Insurance and       net assets under normal
  (PPI) MFS Emerging Equities             Annuity Company)               circumstances) in common stocks and
  Portfolio)                                                             related securities, such as preferred
(INITIAL CLASS)                           Subadviser: Massachusetts      stocks, convertible securities and
                                          Financial Services Company     depositary receipts, of emerging
                                                                         growth companies.
----------------------------------------- ------------------------------ ---------------------------------------
ING PARTNERS, INC.  - ING MFS             ING Life Insurance and         Seeks long-term growth of capital and
  RESEARCH PORTFOLIO (formerly            Annuity Company (formerly      future income. Invests primarily (at
  Portfolio Partners, Inc. (PPI) MFS      Aetna Life Insurance and       least 80% of total assets) in common
  Research Growth Portfolio)              Annuity Company)               stocks and related securities, such
(INITIAL CLASS)                                                          as preferred stocks, convertible
                                          Subadviser: Massachusetts      securities and depositary receipts.
                                          Financial Services Company
----------------------------------------- ------------------------------ ---------------------------------------

----------------------------------------- ------------------------------ ----------------------------------------
ING PARTNERS, INC.  - ING SCUDDER         ING Life Insurance and         Seeks long-term growth of capital.
  INTERNATIONAL GROWTH PORTFOLIO          Annuity Company (formerly      Invests primarily (at least 65% of
  (formerly Portfolio Partners, Inc.      Aetna Life Insurance and       total assets) in the equity
  (PPI) Scudder International             Annuity Company)               securities of foreign companies that
  Growth Portfolio)                                                      the subadviser believes have high
(INITIAL CLASS)                           Subadviser: Zurich Scudder     growth potential.
                                          Investments, Inc. (Scudder)
----------------------------------------- ------------------------------ ----------------------------------------
ING PARTNERS, INC.  - ING T. ROWE         ING Life Insurance and         Seeks long-term capital growth, and
  PRICE GROWTH EQUITY PORTFOLIO           Annuity Company (formerly      secondarily, increasing dividend
  (formerly Portfolio Partners, Inc.      Aetna Life Insurance and       income. Invests primarily (at least
  (PPI) T. Rowe Price Growth              Annuity Company)               80% of net assets under normal
  Equity Portfolio)                                                      circumstances) in the common stocks
(INITIAL CLASS)                           Subadviser: T. Rowe Price      of a diversified group of growth
                                          Associates, Inc.               companies.  Investments in foreign
                                                                         securities are limited to 30% of
                                                                         total assets.
----------------------------------------- ------------------------------ ----------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &          Seeks to obtain high total return
  PRODUCTS - FIDELITY VIP ASSET           Research Company               with reduced risk over the long term
  MANAGER PORTFOLIO                                                      by allocating its assets among stocks,
(INITIAL CLASS)                           Subadvisers: Fidelity          bonds and short-term instruments. Assets
                                          Management & Research          are allocated among stocks, bonds, and
                                          (U.K.)Inc.; Fidelity           short-term and money market instruments,
                                          Management & Research          maintaining a neutral mix over time
                                          (Far East) Inc.; Fidelity      of 50% of assets in stocks, 40% of
                                          Investments Japan Limited;     assets in bonds, and 10% of assets in
                                          Fidelity Investments Money     short-term and money market instruments.
                                          Management, Inc.; FMR
                                          Co., Inc.
----------------------------------------- ------------------------------ ----------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &          Seeks long-term capital appreciation.
  PRODUCTS  - FIDELITY VIP                Research Company               Invests primarily in common stocks of
  CONTRAFUND(R) PORTFOLIO                                                companies whose value the Portfolio's
(INITIAL CLASS)                           Subadvisers: Fidelity          investment adviser believes is not
                                          Management & Research (U.K.)   fully recognized by the public.
                                          Inc.; Fidelity Management &
                                          Research (Far East) Inc.;
                                          Fidelity Investments Japan
                                          Limited; FMR Co., Inc.
----------------------------------------- ------------------------------ ----------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &          Seeks reasonable income. Also
  PRODUCTS  - FIDELITY VIP                Research Company               considers the potential for capital
  EQUITY-INCOME PORTFOLIO                                                appreciation. Seeks to achieve a
(INITIAL CLASS)                           Subadviser: FMR Co., Inc.      yield which exceeds the composite
                                                                         yield on the securities comprising
                                                                         the Standard & Poor's 500 Index
                                                                         (S&P 500).

----------------------------------------- ------------------------------ ----------------------------------------


----------------------------------------- ------------------------------ ---------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &          Seeks to achieve capital
  PRODUCTS  - FIDELITY VIP GROWTH         Research Company               appreciation. Invests primarily in
  PORTFOLIO                                                              common stocks of companies the
(INITIAL CLASS)                           Subadviser: FMR Co., Inc.      investment adviser believes have
                                                                         above-average growth potential (often
                                                                         called "growth" stocks.)
----------------------------------------- ------------------------------ ---------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &          Seeks a high level of current income
  PRODUCTS  - FIDELITY VIP HIGH           Research Company               while also considering growth of
  INCOME PORTFOLIO                                                       capital.  Invests primarily in
(INITIAL CLASS)                           Subadvisers: Fidelity          income-producing debt securities,
                                          Management & Research          preferred stocks and convertible
                                          (U.K.) Inc.; Fidelity          securities, with an emphasis on
                                          Management & Research          lower-quality debt securities.
                                          (Far East) Inc.; Fidelity
                                          Investments Japan Limited;
                                          FMR Co., Inc.
----------------------------------------- ------------------------------ ---------------------------------------
FIDELITY(R) VARIABLE INSURANCE            Fidelity Management &          Seeks long term growth of capital.
  PRODUCTS  - FIDELITY VIP                Research Company               Normally invests at least 80% of
  OVERSEAS PORTFOLIO                                                     total assets in foreign securities,
(INITIAL CLASS)                           Subadvisers: Fidelity          primarily in common stocks.
                                          Management & Research
                                          (U.K.) Inc.; Fidelity
                                          Management & Research
                                          (Far East) Inc.; Fidelity
                                          International Advisors (U.K.)
                                          Limited; Fidelity Investments
                                          Japan Limited; FMR Co., Inc.
----------------------------------------- ------------------------------ ---------------------------------------
JANUS ASPEN SERIES  - AGGRESSIVE          Janus Capital                  A nondiversified Portfolio that seeks
  GROWTH PORTFOLIO                                                       long-term growth of capital. Invests
(INSTITUTIONAL SHARES)                                                   primarily in common stocks selected for
                                                                         their growth potential and normally
                                                                         invests at least 50% of its equity
                                                                         assets in medium-sized companies.
----------------------------------------- ------------------------------ ---------------------------------------
JANUS ASPEN SERIES  - BALANCED            Janus Capital                  Seeks long-term capital growth,
  PORTFOLIO                                                              consistent with preservation of
(INSTITUTIONAL SHARES)                                                   capital and balanced by current
                                                                         income. Normally invests 40-60% of
                                                                         its assets in securities selected
                                                                         primarily for their growth potential
                                                                         and 40-60% of its assets in
                                                                         securities selected primarily for
                                                                         their income potential. The portfolio
                                                                         will normally invest at least 25% of
                                                                         its assets in fixed-income
                                                                         securities.

----------------------------------------- ------------------------------ ---------------------------------------


----------------------------------------- ------------------------------ ---------------------------------------
JANUS ASPEN SERIES  - FLEXIBLE            Janus Capital                  Seeks to obtain maximum total return,
  INCOME PORTFOLIO                                                       consistent with preservation of
(INSTITUTIONAL SHARES)                                                   capital.  Invests primarily in a wide
                                                                         variety of income-producing
                                                                         securities such as corporate bonds
                                                                         and notes, government securities and
                                                                         preferred stock.  Will invest at
                                                                         least 80% of its assets in
                                                                         income-producing securities.
----------------------------------------- ------------------------------ ---------------------------------------
JANUS ASPEN SERIES - GROWTH               Janus Capital                  Seeks long-term growth of capital in
  PORTFOLIO                                                              a manner consistent with the
(INSTITUTIONAL SHARES)                                                   preservation of capital. Invests
                                                                         primarily in common stocks selected for
                                                                         their growth potential. Although it can
                                                                         invest in companies of any size, it
                                                                         generally invests in larger, more
                                                                         established companies.
----------------------------------------- ------------------------------ ---------------------------------------
JANUS ASPEN SERIES  - WORLDWIDE           Janus Capital                  Seeks long-term growth of capital in
  GROWTH PORTFOLIO                                                       a manner consistent with preservation
(INSTITUTIONAL SHARES)                                                   of capital. Invests primarily in common
                                                                         stocks of companies of any size located
                                                                         throughout the world.
----------------------------------------- ------------------------------ ---------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM) -     MFS Investment                 A nondiversified fund that seeks to
  MFS(R) STRATEGIC INCOME SERIES          Management(R) (MFS)            provide high current income by
  (FORMERLY MFS(R) GLOBAL                                                investing in fixed income securities.
  GOVERNMENTS SERIES)                                                    Its secondary objective is to provide
(INITIAL CLASS)                                                          significant capital appreciation.
----------------------------------------- ------------------------------ ---------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM) -     MFS(R) MFS Investment          Seeks mainly to provide above-average
  TOTAL RETURN SERIES                     Management(R)(MFS)             income (compared to a portfolio
(INITIAL CLASS)                                                          invested entirely in equity
                                                                         securities) consistent with the
                                                                         prudent employment of capital, and
                                                                         secondarily to provide a reasonable
                                                                         opportunity for growth of capital and
                                                                         income.
----------------------------------------- ------------------------------ ---------------------------------------
OPPENHEIMER VARIABLE ACCOUNT              OppenheimerFunds, Inc.         Seeks capital appreciation by
  FUNDS - OPPENHEIMER AGGRESSIVE                                         investing in "growth type" companies.
  GROWTH FUND/VA                                                         Invests mainly in equity securities,
                                                                         such as common stocks and can invest in
                                                                         other equity securities, such as
                                                                         preferred stocks and securities
                                                                         convertible into common stocks.

----------------------------------------- ------------------------------ ---------------------------------------


----------------------------------------- ------------------------------ ---------------------------------------
OPPENHEIMER VARIABLE ACCOUNT              OppenheimerFunds, Inc.         Seeks long-term capital appreciation
  FUNDS - OPPENHEIMER GLOBAL                                             by investing a substantial portion of
  SECURITIES FUND/VA                                                     assets in securities of foreign issuers,
                                                                         "growth-type" companies, cyclical
                                                                         industries and special situations that
                                                                         are considered to have appreciation
                                                                         possibilities. Invests mainly in common
                                                                         stocks and can also buy other equity
                                                                         securities, including preferred stocks
                                                                         and convertible securities in the U.S.
                                                                         and foreign countries.
----------------------------------------- ------------------------------ ---------------------------------------
OPPENHEIMER VARIABLE ACCOUNT              OppenheimerFunds, Inc.         Seeks high total return (which
  FUNDS - OPPENHEIMER MAIN STREET                                        includes growth in the value of its
  GROWTH & INCOME FUND/VA                                                shares as well as current income)
                                                                         from equity and debt securities.
                                                                         Invests mainly in common stocks of
                                                                         U.S. companies, and can also invest
                                                                         in other equity securities such as
                                                                         preferred stocks and securities
                                                                         convertible into common stocks.
----------------------------------------- ------------------------------ ---------------------------------------
OPPENHEIMER VARIABLE ACCOUNT              OppenheimerFunds, Inc.         Seeks a high level of current income
  FUNDS - OPPENHEIMER STRATEGIC                                          principally derived from interest on
  BOND FUND/VA                                                           debt securities. Invests mainly in
                                                                         debt securities of issuers in three
                                                                         market sectors: foreign governments
                                                                         and companies, U.S. Government
                                                                         securities, and lower-grade
                                                                         high-yield securities of U.S. and
                                                                         foreign companies.
----------------------------------------- ------------------------------ ---------------------------------------

The investment adviser for each of the Funds deducts a daily charge as a percent of the net assets in each Fund as an asset management charge which will in turn affect the daily value of each subaccount. The charge reflects asset management fees (management fees) and other expenses incurred by the Funds. Future Fund expenses will vary.


The availability of the Funds listed above is subject to applicable regulatory approvals. Not all Funds are available in all jurisdictions or under all Policies.

There is no assurance that the Funds will achieve their investment objectives. Policy owners bear the full investment risk of investments in the Funds selected.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involve higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those Funds. You should refer to the accompanying prospectuses of the Funds for more complete information about their investment policies and restrictions.

More comprehensive information, including a discussion of potential risks, and more complete information about their investment policies and restrictions is found in the current prospectus for each Fund which is distributed with and accompanies this prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for each of the Funds can be obtained from the Company's Administrative Office at the address and telephone number listed on the cover of this prospectus.


MIXED AND SHARED FUNDING
Shares of the Funds are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policies described in this prospectus. Because Fund shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Funds simultaneously, since the interests of such policy owners or contractholders may differ. Although neither the Company nor the Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity policy owners, each Fund's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force that Fund to sell portfolio securities at disadvantageous prices.


CHARGES AND FEES

We may profit from any of these charges. The profit from any charges, including mortality and expense risk and cost of insurance charges, may be used for any purpose, including covering shortfalls from other charges.


PREMIUM CHARGE

A deduction, called the premium charge, will be made from each premium payment. This charge represents administrative expenses associated with the startup and maintenance of a Policy, and, for Corporate VUL, includes average applicable state premium taxes. For Corporate VUL, the Company is responsible for payment of actual premium taxes and other amounts payable with respect to your premium payments to the extent they exceed the premium charge. Deferred acquisition cost
(DAC) taxes are paid by the Company.

For Corporate VUL II, an amount equal to the state and municipal taxes associated with premiums received is deducted from premium payments.


CORPORATE VUL

1. GUARANTEED PREMIUM CHARGE

The premium charge is guaranteed to be no higher than the percentages shown in the following table.

                                       PREMIUMS PAID UP TO THE         PREMIUMS PAID OVER THE
                                       FIRST YEAR'S GUARANTEED         FIRST YEAR'S GUARANTEED
                                        DEATH BENEFIT PREMIUM           DEATH BENEFIT PREMIUM
             POLICY YEAR(S)                   TO AGE 80                       TO AGE 80
             --------------                   ---------                       ---------
             1                                   10%                              5%
             2 and after                          5%                              5%


2. CURRENT PREMIUM CHARGE

The premium charge is currently set at the percentages shown in the following table.


                                         PREMIUMS PAID UP TO THE         PREMIUMS PAID OVER THE
                                       FIRST YEAR'S GUARANTEED         FIRST YEAR'S GUARANTEED
                                        DEATH BENEFIT PREMIUM           DEATH BENEFIT PREMIUM
             POLICY YEAR(S)                   TO AGE 80                       TO AGE 80
             --------------                   ---------                       ---------
             1                                    7%                              2%
             2 and after                          2%                              2%



CORPORATE VUL II

1. GUARANTEED PREMIUM CHARGE

The premium charge is guaranteed to be no higher than the percentages shown in the following table.

                                         PREMIUMS PAID UP TO            PREMIUMS PAID GREATER THAN
             POLICY YEAR(S)                 TARGET PREMIUM                    TARGET PREMIUM
             --------------                 --------------                    --------------
             1                                   15%                                 6%
             2-5                                 10%                                 6%
             6 and after                          6%                                 6%

2. CURRENT PREMIUM CHARGE

The premium charge is currently set at the amounts shown in the following table.

                                         PREMIUMS PAID UP TO            PREMIUMS PAID GREATER THAN
             POLICY YEAR(S)                 TARGET PREMIUM                    TARGET PREMIUM
             --------------                 --------------                    --------------
             1                                   10.5%                              2.5%
             2-5                                  7.5%                              1.5%
             6-7                                  3.5%                              1.5%
             8 and after                          1.5%                              1.5%


PREMIUM CHARGE REFUND

Upon a full surrender of your Policy within the first 36 months of the Policy for Corporate VUL and first 24 months for Corporate VUL II if your Policy is not in default you may be entitled to a credit for some or all of the premium charges which have been deducted from your premium payments although a surrender charge will also apply for Corporate VUL. To determine the surrender value during the premium charge refund period the total account value will be reduced by the applicable surrender charge (Corporate VUL only) and the amount of any loan account value, including accrued interest. That amount would be increased by the applicable credit for the premium charge. For Corporate VUL II, a decrease in the specified amount in policy years 1 or 2 will proportionately decrease the amount of the premium charge refund.


CALCULATION OF THE PREMIUM CHARGE REFUND AMOUNT


CORPORATE VUL

For Policies which are surrendered during the first twelve months after the date of issue, the credit will be the sum of all premium charges deducted. For policy months 13 through 36, the credit will be equal to the sum of all premium charges deducted since the date of issue multiplied by twelve and then divided by the number of policy months since the date of issue of the Policy. For example, during policy month 24, the credit would be equal to the total of all premium charges deducted since the date of issue multiplied by 12/24, or half of all premium charges paid. No credits apply if a Policy is in default.

CORPORATE VUL II

For Policies surrendered during the first twelve months after the date of issue, the refund is 7% of premium paid in the first policy year up to the target premium and 3% of premium paid in the first policy year above target premium. For months 13 through 24, the refund is 75% of the first policy year refund amount.


CHARGES AND FEES ASSESSED AGAINST THE TOTAL ACCOUNT VALUE

The total account value is the sum of the separate account value, the fixed account value and the loan account value.

A monthly deduction is made from the total account value. The monthly deduction is made as of the same day each month, beginning with the date of issue. This day is called the monthly deduction day. The monthly deduction includes the cost of insurance attributable to the basic insurance coverage, and any charges for supplemental riders or benefits. The cost of insurance for Corporate VUL depends on the attained age, risk class of the insured and specified amount of the Policy and number of policy years elapsed. Attained age is the issue age of the insured increased by the number of policy years elapsed. For Corporate VUL II, the cost of insurance depends on the issue age, risk class of the insured and the number of policy years elapsed and specified amount of the Policy.

Once a Policy is issued, the monthly deductions, including cost of insurance charges, will begin as of the date of issue, even if the Policy's issuance was delayed due to underwriting requirements, and will be in amounts based on the specified amount of the Policy issued, even if the temporary insurance coverage received during the underwriting period was for a lesser amount.

The monthly deduction also includes a monthly administrative expense charge during all policy years as follows:

      Corporate VUL--$7

      Corporate VUL II--$6 currently, guaranteed not to exceed $10.

The monthly administrative expense charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports and will not exceed our costs. The monthly deduction is deducted proportionately from each funding option, if more than one is used. This is accomplished by liquidating accumulation units and withdrawing the value of the liquidated accumulation units from each funding option in the same proportion as their respective values have to your fixed account and separate account values.


CHARGES AND FEES ASSOCIATED WITH THE VARIABLE FUNDING OPTIONS


MORTALITY AND EXPENSE RISK CHARGE

The Company deducts a daily charge from the assets of Variable Life Account B for mortality and expense risks assumed by it in connection with the Policy.

The amount of this charge is a percentage of the average daily net assets of the separate account based on policy years as follows.

1. CORPORATE VUL

                                                   PREMIUMS OF SEPARATE ACCOUNT
                    POLICY YEAR(S)                   AVERAGE DAILY NET ASSETS
                    --------------                   ------------------------
                    1-10                                       0.70%
                    11 and later                               0.20%

2. CORPORATE VUL II

                                                   PREMIUMS OF SEPARATE ACCOUNT
                    POLICY YEAR(S)                   AVERAGE DAILY NET ASSETS
                    --------------                   ------------------------
                    1-10                                       0.70%
                    11 and later                               0.35%

The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that the current charges are no longer adequate. In no event will the charge exceed 0.90% of average daily net assets on an annual basis.


ADMINISTRATIVE CHARGE--CORPORATE VUL ONLY

The Company also deducts a daily administrative charge equivalent on an annual basis to 0.30% of the average daily net assets of Variable Life Account B to compensate the Company for expenses associated with the administration and maintenance of the Policies. These types of expenses are described above in connection with the monthly administrative charge. The daily administrative charge and the monthly administrative charge work together to cover the company's administrative expenses. In later years of the Policy, the revenue collected from the daily asset-based charge grows with the total account value to cover increased expenses from account-based transactional expenses. The daily administrative charge is guaranteed not to exceed 0.50% of the average daily net assets of the separate account on an annual basis.


SURRENDER CHARGE--CORPORATE VUL ONLY

If you surrender your Policy (in whole or in part) a surrender charge may apply, as described below.

This charge is retained by the Company and is imposed in part as a deferred sales charge and in part to enable the Company to recover certain first year administrative costs. The maximum portion of the surrender charge applied to reimburse the Company for sales and promotional expense is 30% of the first year's minimum monthly premium. (Any surrenders may result in tax implications; see "Tax Matters.")

The initial surrender charge, as specified in your Policy, is based on the specified amount. It also depends on the insured's attained age and risk class. Once determined, the surrender charge will decrease annually until it reaches zero after nine years.

If you increase the specified amount, a new surrender charge will be applicable, in addition to the then existing surrender charge. This charge will be determined based on the insured's attained age and risk class. The surrender charge applicable to the increase will be equal to the surrender charge on a new Policy whose specified amount equals the amount of the increase, and will cover administrative expenses. The additional surrender charge will also decrease annually until it reaches zero after nine years.

If you decrease the specified amount while the surrender charge applies, the surrender charge will remain the same as it was before the decrease.

Based on its actuarial determination, the Company does not anticipate that the surrender charge will cover all sales and administrative expenses which the Company will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be charged to and paid by the Company.

SURRENDER CHARGES ON FULL AND PARTIAL SURRENDERS--CORPORATE VUL ONLY

FULL SURRENDER:  All applicable surrender charges are imposed.

PARTIAL SURRENDER: A proportional percentage of all surrender charges is imposed. The proportional percentage is the amount of the net partial surrender divided by the sum of the fixed account value and the separate account value less full surrender charges. When a partial surrender is made, any applicable remaining surrender charges will be reduced in the same proportion.

No surrender charge applies to Corporate VUL II.


CHARGES ASSESSED AGAINST THE UNDERLYING FUNDS


The following table illustrates the investment advisory (management) fees, other expenses and total expenses paid by each of the Funds as a percentage of average net assets based on figures for the year ended December 31, 2001 unless otherwise indicated. Expenses of the Funds are not fixed or specified under the terms of the Policies, and actual expenses may vary.


                              FUND EXPENSE TABLE(1)
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
                                                                                       TOTAL     FEES AND  TOTAL NET
                                                              MANAGEMENT               FUND      EXPENSES     FUND
                                                              (ADVISORY)    OTHER     ANNUAL    WAIVED OR    ANNUAL
                          FUND NAME                              FEES      EXPENSES  EXPENSES   REIMBURSED  EXPENSES
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Balanced Portfolio, Inc. (Class R Shares) (2)            0.50%      0.09%      0.59%       --        0.59%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Bond Portfolio (Class R Shares) (2)                      0.40%      0.10%      0.50%       --        0.50%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Growth Portfolio (Class R Shares) (2)                    0.60%      0.10%      0.70%       --        0.70%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Growth and Income Portfolio (Class R Shares) (2)         0.50%      0.09%      0.59%       --        0.59%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Index Plus LargeCap Portfolio (Class R Shares) (2)       0.35%      0.10%      0.45%       --        0.45%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Money Market Portfolio (Class R Shares) (2)              0.25%      0.09%      0.34%       --        0.34%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Small Company Portfolio (Class R Shares) (2)             0.75%      0.11%      0.86%       --        0.86%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING VP Value Opportunity Portfolio (Class R Shares) (2)         0.60%      0.11%      0.71%       --        0.71%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING MFS Capital Opportunities Portfolio (Initial Class)         0.65%      0.25%      0.90%       --        0.90%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING MFS Emerging Equities Portfolio (Initial Class)             0.68%      0.13%      0.81%       --        0.81%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING MFS Research Portfolio (Initial Class)                      0.70%      0.15%      0.85%       --        0.85%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING Scudder International Growth Portfolio (Initial Class)      0.80%      0.20%      1.00%       --        1.00%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
ING T. Rowe Price Growth Equity Portfolio (Initial Class)       0.60%      0.15%      0.75%       --        0.75%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial
   Class) (3)                                                   0.53%      0.11%      0.64%       --        0.64%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class) (3)     0.58%      0.10%      0.68%       --        0.68%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Fidelity(R) VIP Equity-Income Portfolio (Initial Class) (3)     0.48%      0.10%      0.58%       --        0.58%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Fidelity(R) VIP Growth Portfolio (Initial Class) (3)            0.58%      0.10%      0.68%       --        0.68%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Fidelity(R) VIP High Income Portfolio (Initial Class) (3)       0.58%      0.13%      0.71%       --        0.71%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Fidelity(R) VIP Overseas Portfolio (Initial Class) (3)          0.73%      0.19%      0.92%       --        0.92%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Janus Aspen Aggressive Growth Portfolio (Institutional
   Shares) (4)                                                  0.65%      0.02%      0.67%       --        0.67%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Janus Aspen Balanced Portfolio (Institutional Shares) (4)       0.65%      0.01%      0.66%       --        0.66%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Janus Aspen Flexible Income Portfolio (Institutional
   Shares) (4)                                                  0.64%      0.03%      0.67%       --        0.67%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Janus Aspen Growth Portfolio (Institutional Shares) (4)         0.65%      0.01%      0.66%       --        0.66%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Janus Aspen Worldwide Growth Portfolio (Institutional
   Shares) (4)                                                  0.65%      0.04%      0.69%       --        0.69%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
MFS(R) Strategic Income Series (Initial Class) (5)              0.75%      0.37%      1.12%      0.20%      0.92%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
MFS(R) Total Return Series (Initial Class) (6)                  0.75%      0.14%      0.89%       --        0.89%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Oppenheimer Aggressive Growth Fund/VA                           0.64%      0.04%      0.68%       --        0.68%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Oppenheimer Global Securities Fund/VA                           0.64%      0.06%      0.70%       --        0.70%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Oppenheimer Main Street Growth & Income Fund/VA                 0.68%      0.05%      0.73%       --        0.73%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------
Oppenheimer Strategic Bond Fund/VA(7)                           0.74%      0.05%      0.79%       --        0.79%
------------------------------------------------------------ ------------ --------- ---------- ----------- ---------

(1) The Company may receive compensation from each of the Funds or the Funds' affiliates based on an annual percentage of the average net assets held in that Fund by the Company. The percentage paid may vary from one Fund company to another. The Company may also receive additional compensation from certain Funds for administrative, recordkeeping or other services provided by the Company to the Funds or the Funds' affiliates. These additional payments are made by the Funds or the Funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

(2) ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2002.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

(4) All expenses are shown without the effect of any expense offset arrangement.

(5) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.90% for the series. In addition, MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that the series' Other Expenses (after taking into account the expense offset arrangement), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(6) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The Other Expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Net Fund Annual Expenses would be lower and would equal 0.88% for the series.

(7) OppenheimerFunds, Inc., will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.


REDUCTION OF CHARGES


The Policies are available for purchase by corporations or other groups where the individuals share a common employer or affiliation with the group or sponsoring organization. Each Policy covers a single insured. We reserve the right to reduce premium charges or any other charges on certain multiple life sales ("cases") where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.

POLICY CHOICES

When you buy a Policy, you make several important choices:

o Which life insurance qualification method best suits your needs - cash value accumulation or guideline premium;

o Which one of the three death benefit options you would like;

o The premium accumulation rate you would like if you choose death benefit option 3;

o The way your premiums will be allocated to the Funds and/or the fixed account;

o The amount of premium you intend to pay. For Corporate VUL only, you must decide whether you want to pay the amount necessary to guarantee your death benefit to age 80 or 100.

Each of these choices is described in detail below:


PREMIUM PAYMENTS

Planned premiums are those premiums you choose to pay on a scheduled basis. We will bill you annually, semiannually, or quarterly, or at any other agreed-upon frequency. Additional premiums are any premiums you pay in addition to planned premiums.


CORPORATE VUL ONLY

During the first five policy years, payment of the minimum monthly premium assures that the Policy will remain in force, as long as there are no partial surrenders or loans taken during that time. The minimum monthly premium is stated in the Policy. If minimum monthly premiums are not paid, or there are partial surrenders or loans taken during the first five policy years, the Policy will lapse if the surrender value is less than the next monthly deduction.

Minimum monthly premiums are current if premiums paid, minus loans and partial surrenders, are greater than or equal to the minimum monthly premium multiplied by the number of months the Policy has been in force.


CORPORATE VUL AND CORPORATE VUL II

Payment of minimum monthly premiums, planned premiums, or additional premiums in any amount will not, except as noted above, guarantee that your Policy will remain in force. Conversely, failure to pay planned premiums or additional premiums will not necessarily cause your Policy to lapse. For Corporate VUL, not paying your planned premiums can, however, cause the guaranteed death benefit provision to terminate. (See "Guaranteed Death Benefit.") The Policy's surrender value must be sufficient to cover the next monthly deduction or, for Corporate VUL only, the no lapse coverage must be in effect to keep the policy in force.

At any time, you may increase your planned premium by written notice to us, or pay additional premiums, except that:

o We may require evidence of insurability if the additional premium or the new planned premium during the current policy year increases the difference between the death benefit and the total account value. If satisfactory evidence of insurability is requested and not provided, we will refund the increase in premium without interest and without investing such amounts in the underlying funding options.

o If you have chosen the guideline premium method for life insurance qualification in no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance. (See "Tax Matters.")

o If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitations, we will only accept that portion of the premium which will make total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

o If you make a sufficient premium payment when you apply for a Policy, and have answered favorably to certain questions relating to the Insured's health, a "temporary insurance agreement" in the amount applied for (subject to stated maximums) will be provided.

o After the first premium payment, all premiums must be sent directly to our Administrative Office and will be deemed received when actually received at the Administrative Office. Your premium payments received during a valuation period at the Administrative Office will be allocated as you have directed and amounts allocated to the Funds will be credited at the accumulation unit value determined at the end of the valuation period after each payment is received in the Administrative Office.

You may reallocate your future premium payments at any time free of charge. Any reallocation will apply to premium payments made after you have received written verification from us.

Under limited circumstances, we may backdate a Policy, upon request, by assigning a date of issue earlier than the date the application is signed, but no earlier than six months prior to state approval of the Policy. Backdating may be desirable, for example, so that you can purchase a particular policy specified amount for lower cost of insurance rates, based on a younger insurance age. For a backdated Policy, you must pay the minimum premium payable for the period between the date of issue and the date the initial premium is invested in the separate account. Backdating of your Policy will not affect the date on which your premium payments are credited to the separate account and you are credited with accumulation units. You cannot be credited with accumulation units until your net premium is actually deposited in the separate account. (See "Policy Values.")

If we decline an application for a policy we will refund all premium payments made.


GUARANTEED DEATH BENEFIT--CORPORATE VUL ONLY

The guaranteed death benefit assures that as long as the guaranteed death benefit premium test, as described below, is met, the Policy will stay in force even if the surrender value is insufficient to cover current monthly deductions. The guaranteed death benefit premium is a specified amount of premium required to keep the Policy in force to either age 80 or age 100 of the Insured.

By paying the specified guaranteed death benefit premium, you can choose which guaranteed death benefit will be in effect. This benefit may not be available to all risk classes

We will test annually to determine if the sum of all premiums paid to date is sufficient to support the guaranteed death benefit then in effect. In order for the guaranteed death benefit to be in effect, the cumulative premiums paid less partial surrenders must be greater than or equal to the required monthly guaranteed death benefit premium times the number of months elapsed since the Policy's date of issue.

If these premiums are deficient, the Policy owner will be notified and given 61 days to pay the amount deficient. If the guaranteed death benefit to age 100 had been in place, and the amount deficient is not received within the 61-day period, the guaranteed death benefit to age 80 will be substituted. If the cumulative premium test is satisfied based on the guaranteed death benefit premium to age 80, the guaranteed death benefit to age 80 will then be in effect. Otherwise the guaranteed death benefit will terminate. If the guaranteed death benefit to age 80 had been in effect and the amount deficient is not received within the 61-day period, the guaranteed death benefit will terminate.

If the guaranteed death benefit is terminated it may not be reinstated.

Increases, decreases, partial surrenders, and death benefit option changes may affect the guaranteed death benefit premium. These events and loans may also affect the Policy's ability to remain in force even if the cumulative annual guaranteed death benefit test has been met.


LIFE INSURANCE QUALIFICATION

A Policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. At the time of purchase, you may choose a Policy which uses either the guideline premium test or the cash value accumulation test. Both methods require a life insurance policy to meet minimum ratios of life insurance coverage to total account value. We refer to the ratios as applicable percentages. We refer to required life insurance coverage in excess of the total account value as the death benefit corridor.

The applicable percentages for the guideline premium test are 250% through attained age 40, decreasing over time to 100% at attained age 95 and above. The guideline premium test also restricts the maximum premiums that may be paid into a life insurance policy for a specified death benefit. The cash value accumulation test does not limit premiums which may be paid but has higher required applicable percentages. For example, applicable percentages for Corporate VUL non-smokers range from 716% at attained age 20, 372% at attained age 40 to 100% at attained age 100. Applicable percentages for Corporate VUL II non-smokers range from 730% at attained age 20, 380% at attained age 40 to 100% at attained age 100.

If your primary objective were to pay as much premium as possible into the Policy to target a cash value funding objective, generally a cash value accumulation method policy would best meet your needs, since it generally permits higher premium payments. The choice, however, might result in higher eventual cost of insurance charges because of the higher death benefit corridor. In addition, the payment of higher premiums which would be associated with choosing the cash value accumulation method, increases the possibility that the amount paid into the Policy will exceed the amount that would have been paid had the Policy provided for seven level annual premiums (the "7-pay test"). If premiums paid exceed such limit during any 7-pay testing period, any partial surrender or Policy loan may be subject to federal income taxation. (See "Tax Matters.")

If your primary objective were to maximize the potential for growth in total account value, or to conserve total account value, generally a guideline premium Policy would best meet your needs. This is because the applicable percentages are lower, resulting in lower cost of insurance charges for the smaller required death benefit corridor coverage.

If your primary objective were to provide a specified death benefit at low cost, then generally there is no difference between the testing methods because the planned premium will be less than the maximum premium limit under the guideline premium test and additional death benefit insurance coverage may not be necessary under either testing method to comply with the death benefit corridor requirements.


DEATH BENEFIT OPTIONS

At the time of purchase, you must choose from three available death benefit options. The amount payable under the option chosen will be determined as of the date of the insured's death. The death benefit may be affected by partial surrenders. The death benefit for all three options will be reduced by the loan account value plus any accrued interest.

Under OPTION 1, the death benefit will be the greater of the specified amount or target face amount if a term insurance rider is attached to the Policy (see "Term Insurance Rider"), or the applicable percentage of the total account value. Option 1 generally provides a level death benefit.

Under OPTION 2, the death benefit will be the greater of the specified amount, plus the total account value or the target face amount if a term insurance rider is attached to the Policy (see "Term Insurance Rider"), or the applicable percentage of the total account value. Option 2 provides a varying death benefit which increases or decreases over time, depending on the amount of premium paid and the investment performance of the underlying funding options you choose.

Under OPTION 3, the death benefit will be the greater of the specified amount plus the accumulated premium(s) accumulated at the premium accumulation rate or target face amount if a term insurance rider is attached to the Policy (see "Term Insurance Rider"), or the applicable percentage of the total account value but will not exceed the total death benefit paid under option 2. This option may only be selected at issue.

The choice of death benefit option should be based upon the pattern of death benefits which best matches the intended use of the Policy. For example, an option 1 Policy should be chosen for a simple, fixed, level total death benefit need. option 2 would be chosen to provide a level death benefit in addition to the policy total account value, and option 3 would provide a level death benefit for the specified amount plus a return of accumulated premiums.

Choosing the option which provides the lowest pattern of death benefits which meets the desired need will be the most efficient for accumulating potential cash value, since the lower cost of insurance charges will improve the growth or preservation of the total account value. Other than providing the appropriate pattern of desired death benefits, there is no economic advantage of one option over another, since the cost of insurance charges for all three options is based upon the amount at risk, the difference between the death benefit and the total account value each month.

The same is true for the choice of a premium accumulation rate under option 3. Choice of a higher premium accumulation rate will cause the death benefit to increase more rapidly, but this will also generate higher cost of insurance charges and lower the potential growth in total account value.


INITIAL ALLOCATIONS TO FUNDING OPTIONS

At purchase, you must decide how to allocate your net premiums among the Funds and/or the fixed account. Net premiums must be allocated in whole percentages. You should carefully consider current market conditions and each Fund's investment policies and related risks before allocating money to the Funds.


TRANSFERS BETWEEN FUNDING OPTIONS

Before the maturity date, you may transfer Policy values from one Fund to another at any time, or to the fixed account. For Corporate VUL II, the Company reserves the right to charge $25 for each transfer after the twelfth transfer per year. Within 45 days after each policy anniversary, and before the maturity date, you may also transfer a portion of the fixed account value to one or more Funds. A transfer from the fixed account is allowed only once in the 45-day period after the policy anniversary and will be effective as of the next valuation period after your request is received at our Administrative Office. The amount of such transfer cannot exceed the greater of 20% of the greatest amount held in the fixed account value during the prior 5 years or $1000.

Any transfer among the Funds or to the fixed account will result in the crediting and cancellation of accumulation units based on the accumulation unit values determined at the end of the valuation period after your request is received by us at our Administrative Office. (See "Accumulation Unit Value.")

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding Fund is not accepted by the Fund for any reason.

You should carefully consider current market conditions and each Fund's investment policies and related risks before transferring values among the Funds.


You may request a transfer of account values in writing or by facsimile to the Administrative Office. All transfers must be in accordance with the terms of the Policy. If the transfer instructions are not in good order, the Company will not execute the transfer and you will be notified.


Please note that the telephone and/or facsimile may not always be available. Any telephone or facsimile, whether it is ours, yours, your service provider's or your agent's, can experience outages or slowdowns for a variety or reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should send your request in writing to our Administrative Office.

LIMITS ON FREQUENT TRANSFERS

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, corporations and individuals who use market-timing investment strategies and make frequent transfers should not purchase the Policy.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and

(2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one policy owner at a time.

We further reserve the right to impose, without prior notice, restrictions or transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.


POLICY VALUES


TOTAL ACCOUNT VALUE

The net premium is the premium paid, less the premium charge (Corporate VUL) or the premium paid, less the premium charge, less a premium tax charge (Corporate VUL II).


Once your Policy has been issued, each net premium allocated to a funding option through the separate account is credited in the form of accumulation units for the funding option. An "accumulation unit" is the measure of the net investment result of each variable funding option, based on that funding option's accumulation unit value (see below). Accumulation units are valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("valuation date"). On any day other than a valuation date, the accumulation units will not change. A "valuation period" is the period starting at the close of trading on the NYSE on a valuation date, and ending at the close of trading on the next valuation date. Each net premium received after the date of issue will be credited to your Policy at the accumulation unit value(s) determined for the valuation period in which it is received by us at our Administrative Office following the date of issue of the Policy. (See "Premium Payments.") The number of accumulation units credited is determined by dividing the net premium by the value of an accumulation unit computed at the end of the valuation period during which we receive the premium. Shares in each Fund elected by you will be purchased by the separate account at the net asset value next determined by the Fund following receipt of the net premium by the Company. Since each Fund has its own accumulation unit value, a Policy owner who has elected a combination of funding options will have accumulation units credited for each funding option.


The total account value of your Policy is the sum of the fixed account value, separate account value and loan account value. It is determined by:

(a) multiplying the total number of accumulation units credited to the Policy for each applicable funding option by its appropriate current accumulation unit value;

(b) if you have elected a combination of funding options, totaling the resulting values;

(c) adding any values attributable to the fixed account; and

(d) any values attributable to the loan account.

The number of accumulation units credited to a Policy for each funding option will not be changed by any subsequent change in the value of an accumulation unit. The number is increased by subsequent contributions or transfers into that funding option, and decreased by charges and withdrawals from that funding option.

There is no assurance that the separate account value of the Policy will equal or exceed the premiums paid and allocated to the separate account.

You will be advised at least annually as to the number of accumulation units which remain credited to the Policy for each Fund, the current accumulation unit values, the separate account value, the fixed account value, and the total account value.


ACCUMULATION UNIT VALUE

The value of an accumulation unit for any valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for the current period for the appropriate Fund. The net investment factor equals the net investment rate plus
1.0000000. The net investment rate is determined separately for each Fund. It is computed according to a formula that is equivalent to the following:

(a) the net assets of the Fund held in Variable Life Account B at the end of a valuation period, minus

(b) the net assets of the Fund held in Variable Life Account B at the beginning of that valuation period, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of Variable Life Account B, divided by

(d) the value of the accumulation units held by Variable Life Account B at the beginning of the valuation period, minus

(e) a daily charge for mortality and expense risk and for administrative expenses in connection with these Policies.

(See "Charges and Fees Associates with the Variable Funding Options.")



In certain circumstances, and when permitted by law, it may be prudent for the Company to use a different standard industry method for this calculation. We will achieve substantially the same result using either method.



MATURITY VALUE

The maturity value of the Policy is the total account value on the maturity date, less the loan account value and any unpaid accrued interest. The maturity date is the policy anniversary on which the Insured reaches attained age 100.

SURRENDER VALUE


The surrender value of your Policy is the amount you can receive in cash by surrendering the Policy. This equals the total account value (minus the applicable surrender charge for Corporate VUL), the loan account value and any accrued interest, plus any credit for premium charges paid. In early policy years, or if there has been a substantial reduction in the specified amount, there may be little or no cash surrender value available. All or part of the surrender value may be applied to one or more of the settlement options. (See "Surrender Charge.")



POLICY RIGHTS



FULL SURRENDERS

You may surrender your Policy for the full surrender value. If you surrender your Policy in its early years, there may be little or no surrender value.



PARTIAL SURRENDERS

A partial surrender may be made at any time after the first policy year. If, at the time of a partial surrender your total account value is attributable to more than one funding option, the surrender charge (Corporate VUL only), transaction charge and the amount paid to you upon the surrender will be taken proportionately from the accumulation unit values in each funding option.

The amount of a partial surrender may not exceed the surrender value on the date the request is received and may not be less than $500.

Partial surrenders may only be made prior to election of a settlement option.

For an option 1 Policy (see "Death Benefit Options"):


A partial surrender will reduce the total account value, death benefit, and specified amount. The specified amount and total account value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

For an option 2 Policy (see "Death Benefit Options"):

A partial surrender will reduce the total account value and the death benefit, but it will not reduce the specified amount.

For an option 3 Policy (see "Death Benefit Options"):


A partial surrender will reduce the total account value, death benefit, and specified amount. The specified amount and total account value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

Payment of any amount due from the separate account values on a full or partial surrender will be made within seven calendar days after we receive your written request at our Administrative Office in a form satisfactory to us. Payment may be postponed when the New York Stock Exchange has been closed and for such other periods as the Commission may require. Additionally, for Corporate VUL II, payment may be postponed when trading on the New York Stock Exchange is restricted, when an emergency exists so that disposal of the securities held in the Funds is not reasonably practicable or it is not reasonably practicable to determine the value of the Funds' net assets; or during any other period when the Commission, by order, so permits for the protection of securityholders. Payment from the fixed account values may be deferred up to 6 months, except when used to pay premiums to the Company.

The specified amount remaining in force after a partial surrender may not be less than $100,000. Any request for partial surrender that would reduce the specified amount below this amount will not be granted. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited to the extent necessary to meet the federal tax law requirements.


AVOIDING LOSS OF COVERAGE

Take note: The following explanations of the No-Lapse Coverage Provisions and the Reinstatement of a Lapsed Policy should be read together with the Guaranteed Death Benefit Provision (Corporate VUL only), discussed earlier under Policy Choices. These three provisions and the interrelationship between them determine whether you keep or lose your insurance. (If you have any questions about how they operate and how each provision affects the others, please contact the Administrative Office.)


NO LAPSE COVERAGE--CORPORATE VUL ONLY

A Corporate VUL Policy will not terminate during the five-year period after its date of issue or the date of issue of any increase if, on each monthly deduction day within that period, the sum of premiums paid equals or exceeds: 1) the sum of the minimum monthly premiums for each Policy month from the date of issue, including the current month; plus, 2) any partial surrenders; plus 3) any increase in loan account value since the Policy's date of issue or the effective date of any increase.

If, on each monthly deduction day within the five-year period, the sum of premiums paid is less than the sum of items 1, 2, and 3 above, and the surrender value is insufficient to cover the current monthly deduction, the grace period provision will apply. The 61-day grace period begins on the monthly deduction day on which the surrender value is insufficient to cover the current monthly deduction. The Policy will terminate without value at the end of the 61-day period unless sufficient payment described in the notification letter is received by the Company.

After the five-year period expires, and depending on the investment performance of the Funds, the total account value may be insufficient to keep this Policy in force, and payment of an additional premium may be necessary, unless the guaranteed death benefit provision is in effect.


REINSTATEMENT OF A LAPSED POLICY


A lapse occurs if your monthly deduction is greater than the Policy's surrender value and no payment to cover the deduction is made within the 61 days of our notifying you. The surrender value may be insufficient because it has been exhausted by earlier deductions, due to poor investment performance, partial surrenders, indebtedness for policy loans, reductions in specified amount or some combination of these factors.


You can apply for reinstatement within five years after the date of lapse and before the maturity date. To reinstate your Policy we will require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deductions, plus two additional monthly deductions.

For Corporate VUL only, if the Policy is reinstated within five years of the Policy's date of issue, or while the no lapse coverage provision (see "No Lapse Coverage") would be in effect if this Policy had not lapsed, all values, including the loan account value, will be reinstated to the point they were on the date of lapse. However, the guaranteed death benefit provision will not be reinstated.

For Corporate VUL II, and Corporate VUL when the no lapse coverage provision (see "No Lapse Coverage") has expired, the Policy will be reinstated on the monthly deduction day following our approval. The Policy's total account value at reinstatement will be the net premium paid less the monthly deduction due that day. Any loan account value will not be reinstated, and the guaranteed death benefit will not be reinstated.

If the Policy's surrender value less any loan account value plus accrued interest is not sufficient to cover the full surrender charge at the time of lapse, the remaining portion of the surrender charge will also be reinstated at the time of Policy reinstatement.

POLICY LOANS

Unless otherwise required by state law, the maximum loan amount is 90% of the sum of the fixed account value and the separate account value less the surrender charge applicable at the time of the loan.

An amount equal to what you receive for a loan, together with any interest added to the loan for due and unpaid interest, as described below, will be added to the loan account value.

CORPORATE VUL ONLY

Loans taken during the first ten policy years are considered nonpreferred loans. Beginning in the eleventh policy year, up to 10% of the maximum loan amount available at the beginning of a policy year can be taken as a preferred loan during that policy year at zero net cost to the policy owner. Amounts borrowed that are in excess of the maximum loan amount available for a preferred loan will be considered a nonpreferred loan.

CORPORATE VUL AND CORPORATE VUL II

If a policy loan is requested, the amount to be borrowed will be withdrawn by us from the funding options and fixed account value in proportion to the value of the Policy attributable to each funding option and the fixed account. For Corporate VUL II and, subject to state approval for Corporate VUL, repayments on the loan will be allocated in proportion to the value withdrawn from the fixed account, if any, and to the variable funding options according to the policy owner's then current premium allocations. If state approval has not been received for Corporate VUL, repayments on the loan will be allocated among the funding options in the same proportion as the loan was taken from the funding options. The loan account value will be reduced by the amount of any loan repayment.

Interest on loans will accrue at an annual rate which will be the greater of:

    1) The monthly average (i.e., the Composite Yield on Corporate Bonds as published by Moody's Investors Service, Inc.) for the calendar month which ends two months before the month in which the policy anniversary occurs, or

    2) 5.0%.

Increases to the current interest rate may occur only when the maximum annual interest rate is at least .5% higher than the interest rate in effect for the prior policy year.

Decreases to the current interest rate will occur only when the maximum annual interest rate is at least .5% lower than the interest rate in effect for the prior policy year.

We will notify you of the current interest rate charged for a loan at the time the loan is made. If your Policy has a loan outstanding, we will notify you of any change in the interest rate before the new rate becomes effective.

Interest is payable once a year on each anniversary of the loan, or earlier upon surrender, payment of proceeds, or maturity of a Policy. Any interest not paid when due becomes part of the loan and bears interest.

We will credit interest on the loan account value. The loan account value for nonpreferred loans under Corporate VUL, and all loans under Corporate VUL II will be credited interest, during any policy year, at an annual rate that is the interest rate charged on the loan minus 1% for Corporate VUL, and minus a rate not to exceed .90% for Corporate VUL II. However, in no case will the credited interest rate be less than 4.0% annually.

For Corporate VUL only, the loan account value on preferred loans will be credited interest at a rate equal to the interest rate charged. In no case will the credited interest rate be less than 5.0% annually.

POLICY CHANGES

You may make changes to your Policy as described below by submitting a written request to our Administrative Office in a form satisfactory to us.

INCREASES: You may increase the specified amount of your Policy any time subject to the following conditions:

o Satisfactory evidence of insurability may be required.

For Corporate VUL,

o An increase in the specified amount will increase the surrender charge.

o The minimum monthly premium will be increased when the specified amount is increased.

o An increase in the specified amount will increase the guaranteed death benefit amount and will increase the guaranteed death benefit premium.

o The 5 year period as described in the no lapse coverage provision will restart on the date of issue of an increase.

DECREASES: Generally, you may decrease the specified amount of your Policy; however, no decrease may reduce the specified amount below the minimum for the type of Policy (see "Death Benefit Options"), and the availability of decreases before the sixth policy year for Corporate VUL and before the eighth policy year for Corporate VUL II is subject to approval of this feature by state regulatory agencies and to the Company's satisfaction that the decrease is intended to meet a legitimate, non-insurance related business need of the policy owner.

The following additional rules apply to Corporate VUL policies only:

o Any decrease in the specified amount will cause a decrease in the guaranteed death benefit premium. The guaranteed death benefit premium will be based on the new specified amount.

o Subject to state regulatory approval, at the time of a decrease, we will deduct a surrender charge from the total account value. For this purpose, the surrender charge will be prorated according to the percentage the decrease amount bears to the specified amount before the decrease.

DEATH BENEFIT OPTION CHANGE

A death benefit option change will be allowed, subject to the following conditions:

o The change will take effect on the monthly deduction day on or next following the date on which our Administrative Office receives your written request.

o  Evidence of insurability may be required.

o For Corporate VUL only, the change in death benefit option will not change the surrender charge, but will affect the guaranteed death benefit amount and the guaranteed death benefit premium.

We will not allow a change in the death benefit option if the specified amount will be reduced below the minimum.

o Changes from option 1 to option 2 are allowed at any time for Corporate VUL II and, subject to state regulatory approval, for Corporate VUL. If state regulatory approval has not been received, such changes are allowed for Corporate VUL only after the fifth policy year. The new specified amount will equal the specified amount less the total account value at the time of the change.

o Changes from option 2 to option 1 are allowed at any time. The new specified amount will equal the specified amount plus the total account value as of the time of the change.


o Changes from option 3 to option 1 are allowed at any time. The specified amount will be increased to equal the specified amount prior to the change plus the lesser of the accumulated premiums or the total account value at the time of the change.

o  Changes from option 3 to option 2 are allowed at any time for Corporate
   VUL II and, subject to state regulatory approval, for Corporate VUL. If state regulatory approval has not been received, such changes are allowed for Corporate VUL only after the fifth policy year. The specified amount will be reduced to equal the specified amount prior to the change minus the difference between the total account value and the sum of the accumulated premiums at the time of the change.


o  Changes from options 1 or 2 to option 3 are not allowed.

RIGHT TO EXAMINE THE POLICY

The Policy has a period during which you may examine the Policy. If for any reason you are dissatisfied, it may be returned to our Administrative Office for a refund. It must be returned within ten days after you receive the Policy and any written notice of withdrawal right, or within 45 days after you sign the application for the Policy, whichever occurs later. Some states provide a longer period of time to exercise these rights. Your Policy will indicate if you have more than 10 days to review the Policy. If you return (cancel) the Policy, we will pay a refund of

   (1) the difference between payments made and amounts allocated to the separate account, plus

   (2) the value of the amount allocated to the separate account as of the date the returned Policy is received by us, plus

   (3)  any fees imposed on the amounts allocated to the separate account.


Some state laws require a refund equal to all premiums paid, without interest. In states which require a full refund of premiums during the right-to-examine period, the first net premium will be allocated in its entirety to ING VP Money Market Portfolio, regardless of the policy owner's premium allocation percentages until the day following the expiration of the right-to-examine period. Any other net premium received prior to that day will also be allocated to ING VP Money Market Portfolio. On the day following the expiration of the right-to-examine period, the policy value and future net premiums will be allocated in accordance with the policy owner's selected premium allocation percentages.

If the policy is issued, any monies received prior to policy issue will be credited with the return attributable to ING VP Money Market Portfolio from the date of receipt until the day the policy is issued or, for states which require the full premium refund, until the day following the right-to-examine period on the issued policy.


Refunds will usually occur within seven days of notice of cancellation, although a refund of premiums paid by check may be delayed until the check clears your bank.


PAYMENT OF DEATH BENEFIT

The death benefit is the amount payable to the beneficiary upon the death of the insured. Any outstanding loan amounts or overdue deductions are withheld from the death benefit payable.

The death benefit under the Policy will be paid in a lump sum within seven days after we receive due proof of the Insured's death (a certified copy of the death certificate), unless you or the beneficiary have elected that it be paid under one or more of the settlement options or such options as we may choose to make available in the future. Payment of the death benefit may be delayed if the Policy is being contested. (See "Settlement Options.")

While the insured is living, you may elect a settlement option for the beneficiary and deem it irrevocable. You may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election. A beneficiary who has elected settlement option 1 may elect another option within two years after the insured's death.

If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any excess death benefit due will be paid as elected.

POLICY SETTLEMENT

SETTLEMENT OPTIONS

There are several ways in which a beneficiary may receive annuity payments due from a death benefit, if elected upon maturity, or which the insured may choose to receive annuity payments from the surrender value of the Policy.

Proceeds in the form of settlement options are payable by the Company upon the insured's death, upon maturity of the Policy, or upon election of one of the settlement options (after any applicable surrender charges have been deducted).

A written request may be made to elect, change, or revoke a settlement option before payments begin under any settlement option. This request must be in a form satisfactory to us, and will take effect upon its filing at the Administrative Office. If no settlement option has been elected by the policy owner when the death benefit becomes payable to the beneficiary, that beneficiary may make the election. If the Policy has been assigned, we must consent to the election of any settlement option. We may refuse to permit a settlement option if the payee is not a natural person. Also, the annuitant's age plus the number of years for which payments are guaranteed under a settlement option may not exceed 95.

The amount of the first payment for settlement options other than payment of interest on a sum left with us (whether on a fixed or variable basis) is determined, based on the option chosen, using the annuity rates specified in the Policy. This rate is the same regardless of whether an annuitant is male or female.

There may be different tax consequences associated with the various settlement options.

The following are the currently available settlement options (others may become available). Options 2, 3 and 4 are in the form of an annuity, which is a series of payments for life or a definite period of time.

SETTLEMENT OPTIONS FOR CORPORATE VUL

OPTION 1 -- Payment of interest on the sum left with us;

OPTION 2 -- Payments for a stated number of years, at least three but no more than thirty. If variable payments are selected for this option, you may withdraw all or a portion of the remaining payments at any time.

OPTION 3 -- Payments for the lifetime of the payee. If also chosen, we will guarantee payments for 60, 120, 180 or 240 months; or

OPTION 4 -- Payments during the joint lifetimes of two payees. At the death of either, payments will continue to the survivor. When this option is chosen, a choice must be made of:

   a)   100% of the payment to continue to the survivor;

   b)   66 2/3% of the payment to continue to the survivor;

   c)   50% of the payment to continue to the survivor;

   d) Payments for a minimum of 120 months, with 100% of the payment to continue to the survivor; or

   e) 100% of the payment to continue to the survivor if the survivor is the payee, and 50% of the payment to continue to the survivor if the survivor is the second payee.

In most states, no election may be made that would result in a first payment of less than $25 or that would result in total yearly payments of less than $120. If the value of the Policy is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

Proceeds applied under option 1 will be held by us in the general account. Proceeds in the general account will be used to make payments on a fixed-dollar basis. We will add interest to such proceeds at an annual rate of not less than 3.0%. We may add interest daily at any higher rate.

Under option 1, the payee may later tell the Company to (a) pay to him or her a portion of all of the sum held by the Company; or (b) apply a portion of all of the sum held by the Company to another settlement option.

Proceeds applied under settlement options 2, 3 and 4 will be held at the election of you or your beneficiary: (a) in a fixed annuity using the general account; or (b) in Variable Annuity Account B, invested in one or more of the available investment options; or (c) a mix of (a) and (b). Proceeds held in Variable Annuity Account B will be used to make payments on a variable basis.

SETTLEMENT OPTIONS FOR CORPORATE VUL II

Options 1, 2 and 3 described below are available on either a fixed payment or a variable payment basis.

For a fixed settlement option, the amount of the first and each subsequent payment is the same. That amount will be based on an interest rate of at least 3%.

If our then current settlement option rate would provide higher payments on a comparable fixed payment annuity at the time payments commence, we also will use the higher rate for fixed settlement options under a Policy.

Except to the extent noted below for option 1, no withdrawals from or changes of a settlement option may be made under options 1, 2 and 3 once payments begin.

OPTION 1 -- Payments for a stated number of years, but no more than thirty. The period must be for at least five years, but if variable payments are selected, you may withdraw all or a portion of the remaining payments at any time.

OPTION 2 -- Payments for the lifetime of the annuitant. If also chosen, we will guarantee payments for a number of years from 5 to 30 or a "cash refund" upon the annuitant's death. The cash refund election is available only if all amounts allocated to this option 2 are on a fixed basis and are subject to that election. The amount of the cash refund is the difference between the amount applied to this annuity option at the time of settlement and the total amount of payments received under the option prior to the annuitant's death.

OPTION 3 -- Life income based upon the lives of two annuitants - payments during the joint lifetimes of two annuitants. Payments will continue until both annuitants have died. When this option is chosen, a choice must be made of (a) 100%, 66 2/3% or 50% of the payment to continue after the first death; (b) payments for a minimum of 5 to 30 years, with 100% of the payment to continue after the first death; (c) 100% of the payment to continue to the surviving annuitant if the survivor is the original payee, and 50% of the payment to continue to the survivor if the surviving annuitant is the second payee; or (d) 100% of the payment to continue after the first death, with a "cash refund" feature comparable to that described for option 2 above.

OPTION 4 -- Payment of interest on the sum left with us at 3% or such higher rate as we may, in our sole discretion, declare. After commencement of this option, the payee may make a written request to receive all or a portion of the amount held under this option as a lump sum or have it applied to one or more of the other available settlement options.

Upon the death of the annuitant(s), any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of any remaining guaranteed payments in a lump sum. Such payments will be paid at least as rapidly as under the method of distribution then in effect. If the beneficiary dies while receiving payments, the present value of any remaining guaranteed payments will be paid in one sum to the beneficiary's estate.

Although the foregoing discussion of settlement options is in terms of monthly payments, you or your beneficiary may elect to receive quarterly, semi-annual or annual payments instead.

No fixed or variable settlement option may be elected that would result in a first payment of less than $50 or that would result in total yearly payments of less than $250. If the proceeds payable are insufficient to elect an option for these minimum amounts, a lump-sum payment must be elected.

CALCULATION OF VARIABLE PAYMENT SETTLEMENT OPTIONS VALUES

Variable settlement options will be supported by the then available Funds of the Company's Variable Annuity Account B (Account B), a separate account very similar to the separate account, except that Account B supports variable annuity benefits, rather than variable life insurance benefits. We reserve the right to impose a maximum limit of four Funds that can be used at any one time for a settlement option. We will provide an Account B prospectus in connection with selection of a settlement option. That prospectus will describe the available Funds, the cost and expenses of such Funds and the charges imposed on Account B. The available Funds may be, and the charges imposed on Account B are expected to be, different from those that relate to the separate account prior to commencement of a settlement option. Accordingly, you should review the Account B prospectus, as well as the prospectuses for Account B's underlying Funds, prior to selecting any variable payment settlement option.

You make transfers among Funds under our administrative procedures in effect at the time. Currently, we limit the number of transfers to four per calendar year, but we can change this limit in the future.

For a variable settlement option, the first payment is determined using an assumed interest rate of 3.5% or 5% as selected by the policy owner or payee, as the case may be. Subsequent payments will vary based on Fund performance as discussed below. The initial payment will be higher if 5% is elected as the assumed interest rate; but subsequent payments will increase less with favorable fund performance (and decrease more with unfavorable Fund performance) than if 3.5% is elected.

The amount of each variable annuity payment after the first is determined pursuant to a formula described in the Policies that is generally used by actuaries for making such calculations. Generally speaking, if the total return of the Fund for any month, less a deduction currently equivalent to an annual rate of 1.25% for mortality and expense risks which we expect to result in a profit to us, exceeds the settlement option's assumed interest rate (3.5% or 5%, as discussed above), the next variable payment will be larger than the previous one. On the otherhand, if the Fund's total return for any month, as so adjusted, is less than the assumed rate, the next variable payment will be smaller than the previous one.


TERM INSURANCE RIDER


The Policy can be issued with a term insurance rider as a portion of the total death benefit. The rider provides term life insurance on the life of the insured, which is annually renewable to attained age 100. This rider will continue in effect unless explicitly canceled by the Policy owner. The rider provides a vehicle for short-term insurance protection for policy owners who desire lower required premiums under the Policy, in anticipation of growth in total account value to fund life insurance coverage in later policy years. The amount of coverage provided under the rider's benefit amount, varies from month to month.



CORPORATE VUL

The benefit amount is the greater of (a) or (b), where (a) is the target face amount, which is an amount selected by you, or a percentage of the total account value as described in the Policy if that percentage is greater than the target face amount; less (i) the greater of the Policy's specified amount and total account value, if death benefit option 1 is in effect; or (ii) the Policy's specified amount plus the total account value, if death benefit option 2 is in effect; or (iii) the Policy's specified amount plus the accumulated premiums, if death benefit option 3 is in effect; (b) is zero. The result of death benefit option 3 will never be greater than the result of death benefit option 2. We may limit the target face amount selected.


CORPORATE VUL II

The benefit amount is the target face amount minus the specified amount. However, if the death benefit of the Policy is defined as a percentage of the total account value, the benefit amount is zero.

The cost of the rider is added to the monthly deductions, and is based on the insured's premium class and attained age for Corporate VUL, or the insured's premium class, issue age and the number of policy years elapsed for Corporate VUL II. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that policy year. For Corporate VUL only, the cost for this rider is added to our calculation of the minimum monthly premium for no lapse protection and to our calculation of the guaranteed death benefit premium.

If the Policy's death benefit increases as a result of an increase in total account value (see "Life Insurance Qualification"), the rider's target death benefit will be reduced by an equivalent amount to maintain the total desired death benefit.

The rider's death benefit is included in the total death benefit paid under the Policy. (See "Death Benefit Options.")

DIRECTORS AND OFFICERS*

-----------------------------------------------------------------------------------------------------------------
     NAME AND ADDRESS        POSITION WITH COMPANY             BUSINESS EXPERIENCE DURING PAST 5 YEARS
     ----------------        ---------------------             ---------------------------------------
---------------------------- ------------------------- ----------------------------------------------------------

  Wayne R. Huneke*           Director and Chief        Has held several directorships and various executive
                             Financial Officer         officer positions with various affiliated companies
                                                       within the ING organization, including positions as
                                                       Director, Chief Financial Officer, President, Senior
                                                       Executive Vice President, Senior Vice resident, Vice
                                                       President, and Treasurer.
---------------------------- ------------------------- ----------------------------------------------------------
  P. Randall Lowery*         Director                  Has held several directorships and various executive
                                                       officer positions with various affiliated companies
                                                       within the ING organization, including positions as
                                                       Director, General Manager and Chief Actuary,
                                                       Executive Vice President, and Senior Vice President.
---------------------------- ------------------------- ----------------------------------------------------------
  Thomas J. McInerney**      Director and President    Has held several directorships and various executive
                             and Chief Executive       officer positions with various affiliated companies
                             Officer                   within the ING organization, including positions as
                                                       Director, President, and Chief Executive Officer.
---------------------------- ------------------------- ----------------------------------------------------------
  Mark A. Tullis*            Director                  Since 1999 has  held several directorships and various
                                                       executive officer positions with various affiliated
                                                       companies within the ING organization, including
                                                       positions as Director, General Manager and Chief of
                                                       Staff, President and Treasurer.  Executive Vice
                                                       President of Primerica from 1994 to 1999.
-----------------------------------------------------------------------------------------------------------------
  David S. Pendergrass*      Vice President and        Has held  various executive officer positions with
                             Treasurer                 various affiliated companies within the ING
                                                       organization, including positions as Vice President and
                                                       Treasurer.
---------------------------- ------------------------- ----------------------------------------------------------
  David Wheat*               Chief Accounting Officer  Chief Accounting Officer of various affiliated companies within the ING organization since 2001. Partner of Ernst &
                                                       Young LLP from 1993 to 2001 and Office Managing Partner of
                                                       Ernst & Young LLP from 1995-1999.
---------------------------- ------------------------- ----------------------------------------------------------
  Paula Cludray-Engelke***   Secretary                 Has held various officer positions with various
                                                       affiliated companies within the ING organization,
                                                       including positions as Secretary, Assistant Secretary,
                                                       Director of Individual Compliance, Director of Contracts
                                                       Compliance and Special Benefits.
-----------------------------------------------------------------------------------------------------------------

Directors, officers and employees of the Company are covered by a blanket fidelity bond in an amount in excess of $60 million issued by Lloyds of London.

  *The address of these Directors and Officers is 5780 Powers Ferry Road, NW,
   Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.

 **The address of this Director and Officer is 151 Farmington Avenue,
   Hartford, Connecticut. This individual may also be a director and/or officer of other affiliates of the Company.

***The address of this Director and this Officer is 20 Washington Avenue South,
   Minneapolis, Minnesota 55401. These individuals may also be a director and/or an officer of other affiliates of the Company.

ADDITIONAL INFORMATION

REPORTS TO POLICYOWNERS

Within 30 days after each policy anniversary and before proceeds are applied to a settlement option, we, or our designees will send you a report containing the following information:

   1) A statement of changes in the total account value and surrender value since the prior report or since the date of issue, if there has been no prior report. This includes a statement of monthly deductions and investment results and any interest earnings for the report period;

   2) surrender value, death benefit, and any loan account value as of the policy anniversary;

   3) A projection of the total account value, loan account value and surrender value as of the succeeding policy anniversary.

If you have Policy values funded in a separate account you will receive, in addition, such periodic reports as may be required by the Commission.

Some state laws require additional reports; these requirements vary from state to state.

RIGHT TO INSTRUCT VOTING OF FUND SHARES

In accordance with our view of present applicable law, we will vote the shares of each of the Funds held in each separate account. The votes will be cast at meetings of the shareholders of the Fund and will be based on instructions received from policy owners. However, if the 1940 Act or any regulations thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Fund in our own right, we may elect to do so.

To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct. During the settlement option period, the number of votes is determined by dividing the valuation reserve (as defined below) attributable in the Fund, if any, by the net asset value of one share of the Fund. Fractional votes will be counted. Where the value of the total account value or the valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund. The valuation reserve is established pursuant to the insurance laws of Connecticut to measure voting rights during the settlement option period and the value of a commutation right, if available, under settlement option 2 when elected on a variable basis.


The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Fund, but not more than 90 days before the meeting of the Fund. Voting instructions will be solicited by written communication at least 14 days before such meeting.

Fund shares for which no timely instructions are received, and Fund shares which are not otherwise attributable to policy owners, will be voted by us in the same proportion as the voting instructions which are received for all Policies participating in each Fund through Variable Life Account B.


Policy owners having a voting interest will receive periodic reports relating to the Fund, proxy material and a form for giving voting instructions.

DISREGARD OF VOTING INSTRUCTIONS

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objectives of a Fund or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions in favor of changes initiated by a policy owner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes.

A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would have an adverse effect on the separate accounts in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. In the event we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to policy owners.


STATE REGULATION

We are subject to regulation and supervision by the Insurance Department of the state of Connecticut, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policies have been approved by the Insurance Department of the State of Connecticut and in other jurisdictions where they are offered.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purposes of determining solvency and compliance with local insurance laws and regulations.


LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.


The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.


THE REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the Commission relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the Registration Statement, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained at the Commission's principal office in Washington, DC, upon payment of the Commission's prescribed fees.

DISTRIBUTION OF THE POLICIES


We offer the Policies through life insurance salespersons and certain home office sales employees. Such persons are registered representatives of ING Financial Advisers, LLC (IFA)(prior to May 1, 2002, known as Aetna Investment Services, LLC), a wholly owned subsidiary of the Company, (which is a registered broker-dealer), or of other registered broker-dealers which have entered into distribution agreements with IFA. For Corporate VUL, the maximum commission payable by IFA to salespersons and their supervising broker-dealers for Policy distribution is 50% of the guaranteed death benefit premium to age 80, or, in the event of an increase in the specified amount, 50% of the guaranteed death benefit premium to age 80, attributable to the increase.


For Corporate VUL II, maximum commission will equal 15% of the sum of first-year premiums up to target premium. In policy years two through five, maximum commission will equal 10% of the sum of premiums paid for each policy year up to the target premium. During policy years one through five, we will also pay a maximum of 3% of the sum of premiums paid each year in excess of the target premium. For each of policy years six and seven, maximum commission will equal 3% of the premiums paid, and an amount equal to .10% of the total account value less any loan account value as of the end of each month. For policy year eight and each year thereafter, maximum commission will equal .20% of total account value less any loan account value as of the end of each month.


In particular circumstances, we may also pay certain of these professionals for their administrative expenses. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of IFA may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. IFA serves as principal underwriter of the securities offered hereunder as defined by the federal securities laws.


The registered representative may be required to return all or part of any commission if the Policy is not continued for a certain period.

Application forms are completed by the applicant and forwarded to the Company for acceptance. Upon acceptance, the Policy is prepared, executed by duly authorized officers of the Company, and forwarded to the policy owner.

Corporate VUL Policies are offered for sale in all jurisdictions where we are authorized to do business except Guam, Puerto Rico, and the Virgin Islands.

We expect to offer Corporate VUL II Policies for sale in all jurisdictions where we are authorized to do business except New York, and where the Policies are approved by state regulators except Guam, Puerto Rico and the Virgin Islands.


RECORDS AND ACCOUNTS

Andesa, TPA, Inc., Suite 502, 1605 N. Cedar Crest Boulevard, Allentown, Pennsylvania, will act as a transfer agent on behalf of the Company as it relates to the policies described in this Prospectus. In the role of a transfer agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

All records and accounts relating to the separate account and the Funds will be maintained by the Company or its designee. All financial transactions will be handled by the Company or its designee. All reports required to be made and information required to be given will be provided by Andesa on behalf of the Company.

INDEPENDENT AUDITORS


Ernst & Young LLP, 2300 National City Center, 110 West Berry Street, Ft. Wayne, Indiana 46802 were the independent auditors for Variable Life Account B for the years ended December 31, 1999, 2000 and 2001. KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 were the independent auditors for the Company for the year ended December 31, 2000. Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the Company for the year ended December 31, 2001. The independent auditors provide services to the Company and the Variable Life Account B that include primarily the audit of the Company's and Variable Life Account B's financial statements as described in their reports, included in this Registration Statement.



TAX MATTERS


GENERAL


The following is a discussion of the federal income tax considerations relating to the Policy. This discussion is based on the Company's understanding of federal income tax laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS"). These laws are complex, and tax results may vary among individuals. A person or persons contemplating the purchase of or the exercise of elections under the Policy described in this prospectus should seek competent tax advice. This section addresses federal income tax rules only, and does not discuss federal estate, gift and generation-skipping tax implications, state and local taxes or any other tax provisions. We do not make any guarantee about the tax treatment of the Policy or transactions involving the Policies.



FEDERAL TAX STATUS OF THE COMPANY

The Company is taxed as a life insurance company under the Code. The separate account is not a separate entity from the Company. Therefore, the separate account is not taxed separately as a "regulated investment company", but is taxed as part of the Company. Investment income and realized capital gains attributable to the separate account are automatically applied to increase reserves under the policy. Because of this, under existing federal income tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the policy. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the separate account, then we may impose a charge against the separate account (with respect to the policy) to set aside provisions to pay such taxes.


LIFE INSURANCE QUALIFICATION


As described more fully on page 22, Section 7702 of the Code includes a definition of life insurance for tax purposes. These rules generally place limits on the amount of premiums payable under the contract and the level of cash surrender value. In no event may the total of all premiums paid exceed the then-current maximum premium limitations established by federal law for a Policy to qualify as life insurance. If, at any time, a premium is paid which would result in total premiums exceeding such maximum premium limitation, we will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the then-current maximum premium limitations prescribed by law. The Secretary of the Treasury has been granted authority to prescribe regulations to carry out the purposes of Section 7702, and proposed regulations governing mortality charges were issued in 1991. The Company believes that the Policy meets the statutory definition of life insurance. As such, and assuming the diversification standards of Section 817(h) (discussed below) are satisfied, then except in limited circumstances (a) death benefits paid under the Policy should generally be excluded from the gross income of the beneficiary for federal income tax purposes under Section 101(a)(1) of the Code, and (b) a policy owner should not generally be taxed on the cash value under a Policy, including increments thereof, prior to actual receipt. The principal exceptions to these rules are corporations that are subject to the alternative minimum tax, and thus may be subject to tax on increments in the Policy's total account value, and policy owners who acquire a Policy in a "transfer for value" and thus can become subject to tax on the portion of the death benefit which exceeds the total of their cost of acquisition and subsequent premium payments.


The Company intends to comply with any future final regulations issued under Sections 7702 and 817(h) of the Code, and therefore reserves the right to make such changes as it deems necessary to ensure such compliance. Any such changes will apply uniformly to affected policy owners and will be made only after advance written notice.


GENERAL RULES

Upon the surrender or cancellation of any Policy, whether or not it is a modified endowment contract, the policy owner will be taxed on the surrender value only to the extent that it exceeds the gross premiums paid less prior untaxed withdrawals. The amount of any unpaid policy loans will, upon surrender, be added to the surrender value and will be treated for this purpose as if it had been received.

Assuming the Policy is not a modified endowment contract, the proceeds of any partial surrenders are generally not taxable unless the total amount received due to such surrenders exceeds total premiums paid less prior untaxed partial surrender amounts. However, partial surrenders made within the first 15 policy years may be taxable in certain limited instances where the surrender value plus any unpaid Policy debt exceeds the total premiums paid less the untaxed portion of any prior partial surrenders. This result may occur even if the total amount of any partial surrenders does not exceed total premiums paid to that date.

Loans received under the Policy will ordinarily be considered indebtedness of the policy owner, and assuming the Policy is not considered a modified endowment contract, policy loans will not be treated as current distributions subject to tax. Generally, amounts of loan interest paid by individuals will be considered nondeductible "personal interest."


MODIFIED ENDOWMENT CONTRACTS

A class of contracts known as "modified endowment contracts" has been created under Section 7702A of the Code. The tax rules applicable to loan proceeds and proceeds of a partial surrender of any Policy that is considered to be a modified endowment contract will differ from the general rules noted above.

A contract will be considered a modified endowment contract if it fails the "7-pay test." A Policy fails the 7-pay test if, at any time in the first seven policy years, the amount paid into the Policy exceeds the amount that would have been paid had the Policy provided for the payment of seven (7) level annual premiums. In the event of a distribution under the policy, the Company will notify the policy owner if the Policy is a modified endowment contract.

In addition, each Policy is subject to the 7-pay test during the first seven policy years following the time a material change takes effect. A material change, for these purposes, includes the exchange of a life insurance policy for another life insurance policy or the conversion of a term life insurance policy into a whole life or universal life insurance policy. In addition, an increase in the future benefits provided constitutes a material change unless the increase is attributable to (1) the payment of premiums necessary to fund the lowest death benefit payable in the first seven policy years or (2) the crediting of interest or other earnings with respect to such premiums. A reduction in death benefits during the first seven policy years may also cause a Policy to be considered a modified endowment contract.

If the Policy is considered to be a modified endowment contract, the proceeds of any partial surrenders, any policy loans and most assignments will be currently taxable to the extent that the Policy's total account value immediately before payment exceeds gross premiums paid (increased by the amount of loans previously taxed and reduced by untaxed amounts previously received). These rules may also apply to policy loans or partial surrender proceeds received during the two-year period prior to the time that a Policy becomes a modified endowment contract. If the Policy becomes a modified endowment contract, it may be aggregated with other modified endowment contracts purchased by you from the Company (and its affiliates) during any one calendar year for purposes of determining the taxable portion of withdrawals from the Policy.

A penalty tax equal to 10% of the amount includable in income will apply to the taxable portion of the proceeds of any policy surrender or policy loan received by any policy owner of a modified endowment contract who is not an individual. Taxable policy distributions made to an individual who has not reached the age of 59 1/2 will also be subject to the penalty tax unless those distributions are attributable to the individual becoming disabled, or are part of a series of equal periodic payments made not less frequently than annually for the life or life expectancy of such individual (i.e., an annuity).


DIVERSIFICATION STANDARDS


Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on all income previously credited to the Policy and for subsequent periods. The separate account, through the Funds, intends to comply with these requirements.



INVESTOR CONTROL


In certain circumstances, owners of variable contracts may be considered the owners for federal income tax purposes of the assets of the separate account used to support their contracts. In those circumstances, income and gains from separate account assets would be currently includable in the variable policy owner's gross income. In several rulings published prior to the enactment of
Section 817(h), the IRS stated that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations under Section 817(h) concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy owners may direct their investments to particular Funds without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.


The ownership rights under the Policy are similar to, but different in certain respects from those described by the IRS in pre-Section 817(h) rulings in which it was determined that policy owners were not owners of separate account assets. For example, a policy owner has additional flexibility in allocating premium payments and account values. While the Company does not believe that these differences would result in a policy owner being treated as the owner of a pro rata portion of the assets of the separate account, there is no regulation or ruling of the IRS that confirms this conclusion. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary or to limit the number of variable options available to attempt to prevent a policy owner from being considered the owner of a pro rata share of the assets of the separate account.


OTHER TAX CONSIDERATIONS

Business-owned life insurance may be subject to certain additional rules.
Section 264(a)(1) of the Code generally prohibits employers from deducting premiums on policies covering officers, employees or other financially interested parties where the employer is a beneficiary under the Policy. Additions to the Policy's total account value may also be subject to tax under the corporation alternative minimum tax provisions. In addition, Section 264(a)(4) of the Code limits the policy owner's deduction for interest on loans taken against life insurance covering the lives of officers, employees, or others financially interested in the policy owner's trade or business.

Under current tax law, interest may generally be deducted on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering each officer, employee or others who may have a financial interest in the policy owner's trade or business and are considered key persons.

Generally, a key person means an officer or a 20 percent owner. However, the number of key persons will be limited to the greater of (a) 5 individuals, or
(b) the lesser of 5 percent of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be capped based on applicable Moody's Corporate Bond Rate. Section 264(f) denies a deduction for a portion of a policy owner's otherwise deductible interest that is allocable to unborrowed policy cash values. The nondeductible interest amount is the amount that bears the same ratio to such interest as the company's average unborrowed cash values of life insurance and annuity policies issued after June 8, 1997 bears to the sum of the average unborrowed cash values of policies plus the average adjusted tax basis of other assets owned by the company. This provision does not apply to policies in which the insured is a 20 percent owner, officer, director or employee of the business, including policies jointly covering such individual and his or her spouse. The rule also will not apply where the policy owner is a natural person, unless a trade or business is directly or indirectly the beneficiary of the policy.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a policy loan, a full or partial surrender, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance and other tax consequences of policy ownership, premium payments and receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction.


The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your designated beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult with a qualified tax adviser.

MISCELLANEOUS POLICY PROVISIONS

THE POLICY

The Policy which you receive and the application you make when you purchase the Policy are the whole contract. A copy of the application is attached to the Policy when it is issued to you. Any application for changes, once approved by us, will become part of the Policy.

PAYMENT OF BENEFITS

All benefits are payable at the Administrative Office. We may require submission of the Policy before we grant loans, make changes or pay benefits.

AGE

If age is misstated on the application, the amount payable on death will be that which would have been purchased by the most recent monthly deduction at the current age.

INCONTESTABILITY

We will not contest coverage under the Policy after the Policy has been in force during the lifetime of the insured for a period of two years from the Policy's date of issue. Our right to contest coverage is not affected by the guaranteed death benefit provision.

For coverage which takes effect on a later date (e.g., an increase in coverage), we will not contest such coverage after it has been in force during the lifetime of the insured more than two years from its effective date.

SUICIDE

In most states, if the insured commits suicide within two years from the date of issue, the only benefit paid will be the sum of:

   a) premiums paid less amounts allocated to the separate account; and

   b) the separate account value on the date of suicide, plus the portion of the monthly deduction from the separate account value, minus

   c) the amount necessary to repay any loans in full and any interest earned on the loan account value transferred to the separate account value, and any surrenders from the fixed account.

If the insured commits suicide within two years from the effective date of any increase in coverage, we will pay as a benefit only the monthly deduction for the increase, in lieu of the face amount of the increase.

All amounts described in (a) and (c) above will be calculated as of the date of death.

COVERAGE BEYOND MATURITY

You may, by written request at any time before the maturity date of this Policy, elect to continue coverage beyond the maturity date. At Age 100, the separate account value will be transferred to the fixed account. If coverage beyond maturity is elected, we will continue to credit interest to the total account value of this Policy. Monthly deductions will be calculated with a cost of insurance rate equal to zero.

At this time, uncertainties exist regarding the tax treatment of the Policy should it continue beyond the maturity date. You should therefore consult with your tax advisor prior to making this election. (See "Tax Matters.")

NONPARTICIPATION

The Policy is not entitled to share in the divisible surplus of the Company. No dividends are payable.

APPENDIX A
ILLUSTRATIONS OF DEATH BENEFIT, TOTAL ACCOUNT VALUES AND SURRENDER VALUES, CORPORATE VUL


The following tables illustrate how the death benefit, total account values and surrender values of a Policy change with the investment experience of the variable funding options. The tables show how the death benefit, total account values, and surrender values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, after tax annual rate of 0%, 6%, and 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.


Tables I, II, V and VI illustrate Policies issued on a unisex basis, age 45, in the nonsmoker rate class for simplified issue underwriting. Tables III, IV, VII and VIII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables I through IV show values under the guideline premium test for the definition of life insurance, and Tables V through VIII show values under the cash value accumulation test for the definition of life insurance. The death benefit, total account values, and surrender values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through the eleventh columns illustrate the surrender values of each Policy over the designated period. Tables I, III, V and VII assume that the maximum cost of insurance allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable administrative expense charge of 0.50% on an annual basis, and the maximum allowable premium load of 10% up to the first year's guaranteed death benefit premium to age 80 and 5% over the guaranteed death benefit premium to age 80, are assessed in the first policy year and 5% on all premium in all policy years thereafter. Tables II, IV, VI and VIII assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 policy years and 0.20% for policy years 11 and thereafter, the current administrative expense charge of 0.30% on an annual basis, and the current premium load of 7% up to the first year's guaranteed death benefit premium to age 80 and 2% over the guaranteed death benefit premium to age 80 are assessed in the first policy year and 2% on all premium in all policy years thereafter.

The amounts shown for death benefit, surrender values, and total account values reflect the fact that the net investment return is lower than the gross, after tax return on the assets held in each Fund as a result of expenses paid by each Fund and separate account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See the individual prospectuses for each Fund for more information.

The investment advisory fees and other Fund expenses vary by Fund from 0.34% to 1.00%. A simple average of 0.71% has been used for the illustrations.

In addition, these values reflect the application of the mortality and expense risk charge, premium load and administrative expense charge described above. After deduction of these amounts, the illustrated net annual return is -2.11%, 3.89% and 9.89% on the maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.71%, 4.29% and 10.29% for policy years 1-10 and -1.21%, 4.79% and 10.79% for policy years 11 and thereafter.


The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefit, total account values, and surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums were allocated to Variable Life Account B, and if no policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed insured's age, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     TABLE I
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                    GUIDELINE PREMIUM TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT              TOTAL ACCOUNT VALUE             SURRENDER VALUE
           ACCUMULATED     GROSS ANNUAL INVESTMENT       GROSS ANNUAL INVESTMENT       GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                    RETURNS OF                    RETURNS OF
POLICY     5% INTEREST  ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0%  GROSS 6%  GROSS 12% GROSS 0%  GROSS 6%  GROSS 12%
 ----        --------   --------  --------  --------- --------  --------  --------- --------  --------  ---------
1              6,073    500,000   500,000   500,000     3,362     3,618     3,875     3,085     3,341     3,598
2             12,460    500,000   500,000   500,000     6,822     7,560     8,332     6,486     7,224     7,996
3             19,146    500,000   500,000   500,000    10,081    11,526    13,099     9,782    11,228    12,800
4             26,176    500,000   500,000   500,000    13,130    15,506    18,196    12,532    14,907    17,598
5             33,558    500,000   500,000   500,000    15,971    19,496    23,656    15,458    18,983    23,143

6             41,309    500,000   500,000   500,000    18,579    23,470    29,490    18,152    23,043    29,063
7             49,448    500,000   500,000   500,000    20,936    27,409    35,718    20,596    27,067    35,376
8             57,994    500,000   500,000   500,000    23,020    31,279    42,353    22,763    31,023    42,097
9             66,967    500,000   500,000   500,000    24,799    35,049    49,412    24,628    34,878    49,241
10            76,388    500,000   500,000   500,000    26,253    38,690    56,920    26,253    38,690    56,920

15           131,051    500,000   500,000   500,000    27,676    53,890   102,482    27,878    53,690   102,482
20           200,816    500,000   500,000   500,000    16,045    58,957   165,484    16,045    58,957   165,484
25           289,856          0   500,000   500,000         0    40,357   255,461         0    40,357   255,461
30           403,496          0         0   500,000         0         0   399,454         0         0   399,454

20 (Age 65)  200,816    500,000   500,000   500,000    16,045    58,957   165,484    16,045    58,957   165,484

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                    GUIDELINE PREMIUM TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT             TOTAL ACCOUNT VALUE            SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                    RETURNS OF                   RETURNS OF
POLICY     5% INTEREST  ----------------------------- ---------------------------- ----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%  GROSS 12% GROSS 0% GROSS 6%  GROSS 12%
 ----        --------   --------  --------  --------- -------- --------- --------- -------- --------- ---------
1              6,073    500,000   500,000   500,000     3,550    3,817      4,084     3,100    3,366     3,634
2             12,450    500,000   500,000   500,000     7,210    7,982      8,789     6,701    7,473     8,280
3             19,146    500,000   500,000   500,000    10,680   12,198     13,848    10,208   11,726    13,376
4             26,176    500,000   500,000   500,000    13,951   16,455     19,289    13,352   15,856    18,690
5             33,558    500,000   500,000   500,000    17,071   20,801     25,200    16,558   20,288    24,687

6             41,309    500,000   500,000   500,000    20,012   25,212     31,604    19,585   24,784    31,176
7             49,448    500,000   500,000   500,000    25,329   29,700     38,585    22,444   29,358    38,223
8             57,994    500,000   500,000   500,000    25,329   34,204     46,079    25,072   33,948    45,823
9             66,967    500,000   500,000   500,000    27,736   38,821     54,305    27,565   38,650    54,134
10            76,388    500,000   500,000   500,000    29,893   43,439     63,207    29,893   43,439    63,207

15           131,051    500,000   500,000   500,000    37,672   67,984    123,603    37,672   67,984   123,603
20           200,616    500,000   500,000   500,000    37,977   92,486    221,226    37,977   92,486   221,226
25           289,856    500,000   500,000   500,000    29,827  116,944    388,487    29,827  116,944   388,487
30           403,496    500,000   500,000   725,917     3,804  134,299    678,427     3,804  134,299   678,427

20 (Age 65)  200,816    500,000   500,000   500,000    37,977   92,486    221,226    37,977   92,486   221,226

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE III
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                    GUIDELINE PREMIUM TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT              TOTAL ACCOUNT VALUE            SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT       GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                    RETURNS OF                    RETURNS OF
POLICY     5% INTEREST  ----------------------------- ----------------------------- ----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%  GROSS 12%  GROSS 0% GROSS 6%  GROSS 12%
 ----        --------   --------  --------  --------- -------- -------- ----------- -------- -------- ----------
1              6,766    500,000   500,000   500,000     3,945    4,237      4,530     3,636     3,927     4,220
2             13,671    500,000   500,000   500,000     8,011    8,860      9,746     7,636     8,484     9,370
3             21,330    500,000   500,000   500,000    11,865   13,536     15,350    11,532    13,202    15,017
4             29,163    500,000   500,000   500,000    15,501   18,256     21,373    14,834    17,588    20,705
5             37,388    500,000   500,000   500,000    18,919   23,020     27,855    18,347    22,448    27,283

6             46,023    500,000   500,000   500,000    22,097   27,805     34,820    21,620    27,328    34,343
7             55,090    500,000   500,000   500,000    25,017   32,592     42,299    24,635    32,210    41,918
8             64,611    500,000   500,000   500,000    27,654   37,351     50,322    27,368    37,065    50,035
9             74,608    500,000   500,000   500,000    29,982   42,054     58,919    29,791    41,863    58,728
10            85,105    500,000   500,000   500,000    31,981   46,675     68,136    31,981    46,675    68,136

15           146,005    500,000   500,000   500,000    36,308   67,655    125,662    38,308    67,655   125,662
20           223,781    500,000   500,000   500,000    27,314   80,641    210,002    27,314    80,641   210,002
25           322,831          0   500,000   500,000         0   73,956    340,972         0    73,956   340,972
30           448,539          0   500,000   605,807         0   21,964    567,109         0    21,984   567,109

20 (Age 65)  223,731    500,000   500,000   500,000    27,314   80,641    210,002    27,314    80,641   210,002

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                    GUIDELINE PREMIUM TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


              PREMIUMS          DEATH BENEFIT             TOTAL ACCOUNT VALUE            SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                    RETURNS OF                   RETURNS OF
POLICY      5% INTEREST ----------------------------- ---------------------------- ---------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%  GROSS 12% GROSS 0% GROSS 6% GROSS 12%
 ----        --------   --------  --------  --------- -------- --------  --------- -------- -------- ---------
1              6,766    500,000   500,000   500,000     4,155    4,459     4,763     3,652    3,956     4,260
2             13,871    500,000   500,000   500,000     8,445    9,332    10,257     7,876    8,763     9,688
3             21,330    500,000   500,000   500,000    12,537   14,288    16,190    12,010   13,761    15,663
4             29,163    500,000   500,000   500,000    16,423   19,321    22,598    15,755   18,653    21,931
5             37,388    500,000   500,000   500,000    20,149   24,481    29,583    19,577   23,908    29,011

6             46,023    500,000   500,000   500,000    23,692   29,746    37,178    23,215   29,269    36,701
7             55,090    500,000   500,000   500,000    27,060   35,131    45,461    26,678   34,749    45,079
8             64,611    500,000   500,000   500,000    30,192   40,577    54,444    29,906   40,291    54,157
9             74,608    500,000   500,000   500,000    33,183   46,183    64,300    32,992   45,993    64,109
10            85,105    500,000   500,000   500,000    35,919   51,844    75,017    25,919   51,844    75,017

15           146,005    500,000   500,000   500,000    46,762   82,849   148,658    46,762   82,849   148,658
20           223,731    500,000   500,000   500,000    49,204  115,204   269,270    49,204  115,204   269,270
25           322,931    500,000   500,000   553,576    39,719  147,407   477,221    39,719  147,407   477,221
30           449,539    500,000   500,000   886,168     6,898  172,512   828,195     6,698  172,512   886,188

20 (Age 65)  223,731    500,000   500,000   500,000    49,204  115,204   269,270    49,204  115,204   269,270

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     TABLE V
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                 CASH VALUE ACCUMULATION TEST - SIMPLIFIED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT              TOTAL ACCOUNT VALUE             SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT       GROSS ANNUAL INVESTMENT       GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                    RETURNS OF                    RETURNS OF
POLICY      5% INTEREST ----------------------------- ----------------------------- ----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12%  GROSS 0% GROSS 6% GROSS 12%
 ----        --------   --------  --------  --------- -------- -------- ----------- -------- --------- ---------
1              6,073    500,000   500,000   500,000     3,362    3,618       3,875     3,065    3,341     3,598
2             12,450    500,000   500,000   500,000     6,822    7,560       8,332     6,486    7,224     7,996
3             19,146    500,000   500,000   500,000    10,081   11,526      13,099     9,782   11,228    12,800
4             26,176    500,000   500,000   500,000    13,130   15,506      18,196    12,532   14,907    17,598
5             33,558    500,000   500,000   500,000    15,971   19,496      23,656    15,458   18,983    23,143

6             41,309    500,000   500,000   500,000    18,579   23,470      29,490    18,152   23,043    29,063
7             49,448    500,000   500,000   500,000    20,938   27,409      35,718    20,596   27,067    35,376
8             57,994    500,000   500,000   500,000    23,020   31,279      42,353    22,763   31,023    42,097
9             66,967    500,000   500,000   500,000    24,799   35,049      49,412    24,626   34,878    49,241
10            76,388    500,000   500,000   500,000    26,253   38,690      56,920    26,253   38,690    56,920

15           131,051    500,000   500,000   500,000    27,878   53,890     102,482    27,878   53,890   102,482
20           200,816    500,000   500,000   500,000    16,045   58,957     165,484    16,045   58,957   165,484
25           289,856          0   500,000   500,000         0   40,357     255,461         0   40,357   255,461
30           403,496          0         0   570,511         0        0     396,188         0        0   396,188

20 (Age 65)  200,816    500,000   500,000   500,000    16,045   58,957     165,484    16,045   58,057   165,484
Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI
      FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $5,784.00 ANNUAL PREMIUM
                 CASH VALUE ACCUMULATION TEST - SIMPLIFIED ISSUE
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT              TOTAL ACCOUNT VALUE            SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT       GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                    RETURNS OF                   RETURNS OF
POLICY      5% INTEREST ----------------------------- ----------------------------- ---------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%  GROSS 12%  GROSS 0% GROSS 6% GROSS 12%
 ----        --------   --------  --------  --------- -------- -------- ----------- -------- -------- ---------
1              6,073    500,000   500,000   500,000     3,550    3,817      4,084     3,100    3,366     3,634
2             12,450    500,000   500,000   500,000     7,210    7,982      8,789     6,701    7,473     8,280
3             19,146    500,000   500,000   500,000    10,680   12,198     13,848    10,208   11,726    13,376
4             26,176    500,000   500,000   500,000    13,951   16,455     19,289    13,352   15,856    18,690
5             33,558    500,000   500,000   500,000    17,071   20,801     25,200    16,558   20,288    24,687

6             41,309    500,000   500,000   500,000    20,012   25,212     31,604    19,585   24,784    31,176
7             49,448    500,000   500,000   500,000    22,786   29,700     38,565    22,444   29,358    38,223
8             57,994    500,000   500,000   500,000    25,329   34,204     46,079    25,072   33,948    45,823
9             66,967    500,000   500,000   500,000    27,736   38,821     54,305    27,565   38,650    54,134
10            76,388    500,000   500,000   500,000    29,893   43,439     63,207    29,893   43,439    63,207

15           131,051    500,000   500,000   500,000    37,672   67,984    123,603    37,672   67,984   123,603
20           200,816    500,000   500,000   500,000    37,977   92,486    221,226    37,977   92,486   221,226
25           289,856    500,000   500,000   617,864    29,827  116,944    386,178    29,627  116,944   386,178
30           403,496    500,000   500,000   933,059     3,804  134,299    647,958     3,804  134,299   647,958

20 (Age 65)  200,816    500,000   500,000   500,000    37,977   92,486    221,226    37,977   92,486   221,226

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VII
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                 CASH VALUE ACCUMULATION TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT             TOTAL ACCOUNT VALUE           SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT     GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                   RETURNS OF                  RETURNS OF
POLICY      5% INTEREST ----------------------------- --------------------------- ---------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6% GROSS 12% GROSS 0% GROSS 6% GROSS 12%
 ----        --------   --------  --------  --------- -------- -------- --------- -------- -------- ---------
1              6,766    500,000   500,000   500,000     3,945    4,237     4,530     3,636    3,927    4,220
2             13,871    500,000   500,000   500,000     8,011    8,860     9,746     7,636    8,484    9,370
3             21,330    500,000   500,000   500,000    11,865   13,536    15,350    11,532   13,202   15,017
4             29,163    500,000   500,000   500,000    15,501   18,256    21,373    14,834   17,588   20,705
5             37,388    500,000   500,000   500,000    18,919   23,020    27,855    18,347   22,448   27,283

6             46,023    500,000   500,000   500,000    22,097   27,805    34,820    21,620   27,328   34,343
7             55,090    500,000   500,000   500,000    25,017   32,592    42,299    24,635   32,210   41,918
8             64,611    500,000   500,000   500,000    27,654   37,351    50,322    27,368   37,065   50,035
9             74,608    500,000   500,000   500,000    29,982   42,054    58,919    29,791   41,863   58,728
10            85,105    500,000   500,000   500,000    31,981   46,876    68,136    31,981   46,675   68,136

15           146,005    500,000   500,000   500,000    36,308   67,655   125,662    36,308   67,855  125,662
20           223,731    500,000   500,000   500,000    27,314   80,841   210,002    27,314   80,641  210,002
25           322,931          0   500,000   544,406         0   73,956   340,255         0   73,956  340,255
30           449,539          0   500,000   763,805         0   21,984   530,421         0   21,984  530,241

20 (Age 65)  223,731    500,000   500,000   500,000    27,314   80,641   210,002    27,314   80,641  210,002

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VIII
     FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $6,444.00 ANNUAL PREMIUM
                 CASH VALUE ACCUMULATION TEST - GUARANTEED ISSUE
                              FACE AMOUNT $500,000
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT             TOTAL ACCOUNT VALUE           SURRENDER VALUE
            ACCUMULATED    GROSS ANNUAL INVESTMENT      GROSS ANNUAL INVESTMENT    GROSS ANNUAL INVESTMENT
                AT               RETURNS OF                   RETURNS OF                  RETURNS OF
POLICY      5% INTEREST ----------------------------- --------------------------- ---------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6% GROSS 12% GROSS 0% GROSS 6% GROSS 12%
 ----        --------   --------  --------  --------- -------- -------- --------- -------- -------- ---------
1              6,766    500,000   500,000   500,000     4,155    4,459     4,763    3,652    3,956     4,260
2             13,871    500,000   500,000   500,000     8,445    9,332    10,257    7,876    8,763     9,688
3             21,330    500,000   500,000   500,000    12,537   14,288    16,190   12,010   13,761    15,663
4             29,163    500,000   500,000   500,000    16,423   19,321    22,596   15,755   18,653    21,931
5             37,386    500,000   500,000   500,000    20,149   24,481    29,583   19,577   23,908    29,011

6             46,023    500,000   500,000   500,000    23,692   29,748    37,178   23,215   29,269    36,701
7             55,090    500,000   500,000   500,000    27,060   35,131    45,461   26,578   34,749    45,079
8             64,611    500,000   500,000   500,000    30,192   40,577    54,444   29,906   40,291    54,157
9             74,606    500,000   500,000   500,000    33,183   46,183    64,300   32,992   45,993    64,109
10            85,105    500,000   500,000   500,000    35,919   51,844    75,017   25,919   51,844    75,017

15           146,005    500,000   500,000   500,000    46,762   82,849   148,658   46,762   82,849   148,658
20           223,731    500,000   500,000   500,000    49,204  115,204   269,270   49,204  115,204   269,270
25           322,931    500,000   500,000   746,308    39,719  147,407   466,442   39,719  147,407   466,442
30           449,539    500,000   500,000 1,110,294     6,898  172,512   771,037    6,698  172,512   771,037

20 (Age 65)  223,731    500,000   500,000   500,000    49,204  115,204   269,270   49,204  115,204   269,270

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.20% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.20%, 4.73% and 10.65%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

APPENDIX B
ILLUSTRATION OF DEATH BENEFIT, TOTAL ACCOUNT VALUES, AND SURRENDER VALUES, CORPORATE VUL II


The following tables illustrate how the death benefit, total account values and surrender values of a Policy change with the investment experience of the variable funding options. The tables show how the death benefit, total account values, and surrender values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, after tax annual rate of 0%, 6%, and 12%, respectively. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6% or 12% over a period of years, however, it may fluctuate above and below those averages throughout the years shown. In that case, the actual account values, surrender values, and death benefit proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless more premiums are paid.


Tables I, II, VII and VIII illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III, IV, IX and X illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V, VI, XI and XII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. Tables I through VI show values under the guideline premium test for the definition of life insurance, and Tables VII through XII show values under the cash value accumulation test for the definition of life insurance. The death benefit, total account values, and surrender values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual policy years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the death benefit of a Policy over the designated period. The sixth through eighth columns illustrate the total account values, while the ninth through the eleventh columns illustrate the surrender values of each Policy over the designated period. Tables I, III, V, VII, IX and XI assume that the maximum cost of insurance allowable under the Policy are charged in all policy years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable premium load of 15% up to the first year's target premium and 6% over the target premium, are assessed in the first policy year; the maximum allowable premium load of 10% up to the second year's target premium and 6% over the target premium, are assessed in the second through fifth policy year and 6% on all premium in all policy years thereafter, and an assumed premium tax charge of 2.05% on all premium in all policy years.

Tables II, IV, VI, VIII, X and XII assume that the current scale of cost of insurance rates applies during all policy years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 policy years and 0.35% for policy years 11 and thereafter, the current premium load of 10.5% up to the first year's target premium and 2.5% over the target premium are assumed in the first policy year, the current premium load of 7.5% up to the second through the fifth years' target premiums and 1.5% over the target premiums are assumed in the second through the fifth policy years, the current premium load of 3.5% up to the sixth and the seventh years' target premiums and 1.5% over the target premiums are assumed in the sixth and the seventh policy years, 1.5% on all premium in all policy years thereafter, and an assumed premium tax charge of 2.05% on all premium in all policy years.

The amounts shown for death benefit, surrender values, and total account values reflect the fact that the net investment return is lower than the gross, after tax return on the assets held in each Fund as a result of expenses paid by each Fund and separate account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See the individual prospectuses for each Fund for more information.

In addition, these values reflect application of the mortality and expense risk charge, premium load and assumed premium tax charge described above. After deduction of these amounts, the illustrated net annual return is -1.60%, 4.31% and 10.21% on a maximum charge basis for all years. The illustrated net annual return on a current charge basis is -1.40%, 4.52% and 10.43% for policy years 1-10 and -1.05%, 4.88% and 10.82% for policy years 11 and thereafter.

The investment advisory fees and other Fund expenses vary by Fund from 0.34% to 1.00%. A simple average of 0.71% has been used for the illustrations.

The hypothetical values shown in the tables do not reflect any separate account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefit, total account values, and surrender values illustrated.

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all net premiums were allocated to Variable Life Account B, and if no policy loans have been made. The tables are also based on the assumptions that the policy owner has not requested an increase or decrease in the specified amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed insured's age, and underwriting classification, the specified amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     TABLE I
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT     TOTAL ACCOUNT VALUE           CASH SURRENDER VALUE
                AT                RETURN OF            ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------  ---------- -------- --------   ---------
1             10,500    542,188   542,188   542,188     6,029    6,449      6,871     6,729    7,149      7,571
2             21,525    542,188   542,188   542,188    12,343   13,593     14,895    12,868   14,118     15,420
3             33,101    542,188   542,188   542,188    18,437   20,932     23,637    18,437   20,932     23,637
4             45,256    542,188   542,188   542,188    24,298   28,460     33,157    24,298   28,460     33,157
5             58,019    542,188   542,188   542,188    29,926   36,185     43,541    29,926   36,185     43,541

6             71,420    542,188   542,188   542,188    35,708   44,527     55,318    35,708   44,527     55,318
7             85,491    542,188   542,188   542,188    41,217   53,067     68,170    41,217   53,067     68,170
8            100,266    542,188   542,188   542,188    46,436   61,796     82,201    46,435   61,796     82,201
9            115,779    542,188   542,188   542,188    51,338   70,701     97,523    51,338   70,701     97,523
10           132,068    542,188   542,188   542,188    55,894   79,761    114,259    55,894   79,761    114,259

15           226,575    542,188   542,188   542,188    72,878  127,234    225,515    72,876  127,234    225,516
20           347,193    542,188   542,188   542,188    76,940  177,003    408,271    76,940  177,003    408,271
25           501,136    542,188   542,188   827,838    58,847  225,039    713,653    58,847  225,039    713,653
30           697,610    542,188   542,188 1,289,748        66  265,777  1,205,372        65  265,777  1,205,372

20 (Age 65)  347,193    542,188   542,188   542,188    76,940  177,003    408,271    76,940  177,003    408,271

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1


             PREMIUMS          DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT      TOTAL ACCOUNT VALUE         CASH SURRENDER VALUE
                 AT              RETURN OF             ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%  GROSS 12%  GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------  ---------- -------- --------   ---------
1            10,500     542,188    542,188    542,188    7,647    8,140      8,634     8,347    8,840      9,334
2            21,525     542,188    542,188    542,188   15,276   16,757     18,297    15,801   17,262     18,822
3            33,101     542,188    542,188    542,188   22,605   25,573     28,787    22,605   25,573     28,787
4            45,256     542,188    542,188    542,188   29,661   34,625     40,220    29,661   34,625     40,220
5            58,019     542,188    542,188    542,188   36,478   43,955     52,734    36,478   43,956     52,734

6            71,420     542,188    542,188    542,188   43,479   54,029     66,922    43,479   54,029     66,922
7            85,491     542,188    542,188    542,188   50,287   64,481     82,548    50,287   64,481     62,548
8           100,266     542,188    542,188    542,188   57,107   75,549    100,002    57,107   75,549    100,002
9           115,779     542,188    542,188    542,188   63,730   87,045    119,260    63,730   87,045    119,260
10          132,068     542,188    542,188    542,188   70,134   98,971    140,506    70,134   98,971    140,506

15          226,575     542,188    542,188    542,188   99,272  167,397    289,052    99,272  167,397    289,052
20          347,193     542,188    542,188    661,391  120,979  251,019    542,124   120,979  251,019    542,124
25          501,136     542,188    542,188  1,122,224  138,205  359,669    967,434   138,205  359,669    967,434
30          697,610     542,188    542,188  1,794,448  144,268  502,786  1,677,054   144,288  502,786  1,677,054

20 (Age 65) 347,193     542,188    542,188    661,391  120,979  251,019    542,124   120,979  251,019    542,124

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE III
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1


             PREMIUMS          DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT      TOTAL ACCOUNT VALUE         CASH SURRENDER VALUE
                AT               RETURN OF             ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- ------------------ ----------
1              10,500   542,188   542,188    542,188     6,029    6,449      6,871     6,729    7,149      7,571
2              21,525   542,188   542,188    542,188    12,343   13,593     14,895    12,868   14,116     15,420
3              33,101   542,188   542,188    542,188    18,437   20,932     23,637    18,437   20,932     23,637
4              45,256   542,188   542,188    542,188    24,298   28,460     33,157    24,298   28,460     33,157
5              58,019   542,188   542,188    542,188    29,926   36,185     43,541    29,926   36,185     43,541

6              71,420   542,188   542,188    542,188    35,708   44,527     55,318    35,708   44,527     55,318
7              85,491   542,188   542,188    542,188    41,217   53,067     68,170    41,217   53,067     68,170
8             100,266   542,188   542,188    542,188    46,436   61,796     82,201    46,436   61,796     82,201
9             115,779   542,188   542,188    542,188    51,338   70,701     97,523    51,338   70,701     97,523
10            132,068   542,188   542,188    542,188    55,894   79,761    114,259    55,894   79,761    114,259

15            226,575   542,188   542,188    542,188    72,878  127,234    225,515    72,878  127,234    225,515
20            347,193   542,188   542,188    542,188    76,940  177,003    408,271    76,940  177,003    408,271
25            501,136   542,188   542,188    827,838    58,847  225,039    713,653    68,847  225,039    713,653
30            697,610   542,188   542,188  1,289,748        66  265,777  1,205,372        66  265,777  1,205,372

20 (Age 65)   347,193   542,188   542,188    542,188    76,940  177,003    408,271    76,940  177,003    408,271

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1


             PREMIUMS          DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT      TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                AT                RETURN OF            ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             10,500    542,188   542,188   542,188     7,297    7,779      8,261     7,997    8,479      8,961
2             21,525    542,188   542,188   542,188    14,682   16,122     17,622    15,207   16,647     16,147
3             33,101    542,188   542,188   542,188    21,864   24,749     27,875    21,864   24,749     27,876
4             45,256    542,188   542,188   542,188    28,850   33,661     39,126    28,850   33,681     39,126
5             58,019    542,188   542,188   542,188    35,647   42,937     51,491    35,647   42,937     51,491

6             71,420    542,188   542,188   542,188    42,653   52,954     65,538    42,653   52,954     65,538
7             85,491    542,188   542,188   542,188    49,462   63,346     81,005    49,462   63,346     81,005
8            100,266    542,188   542,188   542,188    56,292   74,328     93,261    56,292   74,328     98,261
9            115,779    542,188   542,188   542,188    62,834   85,704    117,269    62,834   85,704    117,269
10           132,068    542,188   542,188   542,188    69,156   97,473    138,210    69,156   97,473    138,210

15           226,575    542,188   542,188   542,188    97,657  164,747    284,423    97,657  164,747    284,423
20           347,193    542,188   542,188   650,866   117,909  246,207    533,497   117,909  246,207    533,497
25           501,136    542,188   542,188 1,104,100   131,897  351,029    951,811   131,897  351,029    951,811
30           697,610    542,188   542,188 1,764,304   132,509  489,010  1,648,882   132,509  489,010  1,648,882

20 (Age 65)  347,193    542,188   542,188   650,866    86,207  246,207    533,497    88,207  246,207    533,497

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     TABLE V
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                            $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1


             PREMIUMS          DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                AT              RETURN OF               ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             10,500    542,188   542,188    542,188     6,029    6,449      6,871     6,729    7,149      7,571
2             21,525    542,188   542,188    542,188    12,343   13,593     14,895    12,868   14,118     15,420
3             33,101    542,188   542,188    542,188    18,437   20,932     23,637    18,437   20,932     23,637
4             45,256    542,188   542,188    542,188    24,298   28,460     33,157    24,298   28,460     33,157
5             58,019    542,188   542,188    542,188    29,926   36,185     43,541    29,926   36,185     43,541

6             71,420    542,188   542,188    542,188    35,708   44,527     55,318    35,708   44,527     55,318
7             85,491    542,188   542,188    542,188    41,217   53,067     68,170    41,217   53,067     68,170
8            100,266    542,188   542,188    542,188    46,436   61,796     82,201    46,436   61,796     82,201
9            115,779    542,188   542,188    542,188    51,338   70,701     97,523    51,338   70,701     97,523
10           132,068    542,188   542,188    542,188    55,894   79,761    114,259    55,894   79,761    114,259

15           226,575    542,188   542,188    542,188    72,878  127,234    225,515    72,878  127,234    225,515
20           347,193    542,188   542,188    542,188    76,940  177,003    408,271    76,940  177,003    408,271
25           501,136    542,188   542,188    827,838    58,847  225,039    713,653    58,847  225,039    713,653
30           697,610    542,188   542,188  1,289,748        66  265,777  1,205,372        66  265,777  1,205,372

20 (Age 65)  347,193    542,188   542,188    542,188    76,940  177,003    408,271    76,940  177,003    408,271

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                            $10,000.00 ANNUAL PREMIUM
                             GUIDELINE PREMIUM TEST
                              FACE AMOUNT $542,188
                             DEATH BENEFIT OPTION 1


              PREMIUMS          DEATH BENEFIT
            ACCUMULATED GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                 AT              RETURN OF             ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             10,500    542,188   542,188   542,188     7,495    7,983      8,471     8,195    8,683      9,171
2             21,525    542,188   542,188   542,188    15,072   16,537     18,061    15,597   17,062     18,586
3             33,101    542,188   542,188   542,188    22,440   25,379     28,583    22,440   25,379     28,563
4             45,256    542,188   542,188   542,188    29,603   34,530     40,082    29,603   34,530     40,082
5             58,019    542,188   542,188   542,188    36,565   44,004     52,731    36,565   44,004     52,731

6             71,420    542,188   542,188   542,188    43,719   54,236     67,076    43,719   54,236     67,076
7             85,491    542,188   542,188   542,188    50,658   64,833     82,854    50,658   64,833     82,864
8            100,266    542,188   542,188   542,188    57,564   76,008    100,430    57,564   76,008    100,430
9            115,779    542,188   542,188   542,188    64,214   87,558    119,765    64,214   87,558    119,765
10           132,068    542,188   542,188   542,188    70,581   99,477    141,036    70,581   99,477    141,035

15           226,575    542,188   542,188   542,188    98,672  167,023    289,037    98,672  167,023    289,037
20           347,193    542,188   542,188   659,928   117,873  248,298    540,925   117,873  248,293    540,925
25           501,136    542,188   542,188 1,118,303   131,631  353,685    964,054   131,631  363,685    964,054
30           697,610    542,188   542,188 1,786,111   132,260  492,755  1,669,263   132,260  492,755  1,669,263

20 (Age 65)  347,193    542,188   542,188   659,928   117,873  243,298    540,925   117,873  248,298    540,925

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VII
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                               FULLY UNDERWRITTEN
                    $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT      TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                AT                RETURN OF            ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  ----------------------------- ----------------------------- ------------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   ---------  ------- ---------  ----------
1             26,250    497,803   497,803   497,803    18,017   19,165     20,313    19,767   20,915     22,063
2             53,813    497,803   497,803   497,803    36,923   40,429     44,075    38,235   41,741     45,388
3             82,754    497,803   497,803   497,803    55,471   62,584     70,276    55,471   62,584     70,276
4            113,142    497,803   497,803   497,803    73,661   85,668     99,176    73,661   85,668     99,176
5            145,049    497,803   497,803   497,803    91,503  109,738    131,085    91,503  109,738    131,065

6            178,551    497,803   497,803   497,803   109,990  135,893    167,448   109,990  135,893    167,448
7            213,729    497,803   497,803   497,803   128,133  163,183    207,495   128,113  163,183    207,495
8            224,415    497,803   497,803   497,803   123,859  168,311    226,900   123,859  168,311    226,900
9            235,636    497,803   497,803   497,803   119,449  173,514    248,041   119,449  173,514    248,041
10           247,418    497,803   497,803   658,103   114,349  178,776    271,051   114,849  178,776    271,051

15           315,775    497,803   497,803   880,790    88,100  205,694    419,962    88,100  205,694    419,962
20           403,017    497,803   497,803 1,177,612    50,834  232,073    643,417    50,834  232,073    643,417
25           514,362          0   497,803 1,572,271         0  253,385    970,416         0  253,385    970,416
30           656,471          0   497,803 2,093,912         0  261,500  1,438,165         0  261,500  1,438,165

20 (Age 65)  403,017    497,803   497,803 1,177,612    50,834  232,073    643,417    50,834  232,073    643,417

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VIII
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                  UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
                               FULLY UNDERWRITTEN
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                    $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1

             PREMIUMS
            ACCUMULATED        DEATH BENEFIT
                AT      GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
POLICY      5% INTEREST          RETURN OF            ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             26,250    497,803   497,803   497,803    20,653   21,936     23,219    22,403   23,686     24,969
2             53,813    497,803   497,803   497,803    41,600   45,508     49,570    42,913   46,820     50,882
3             82,754    497,803   497,803   497,803    62,121   70,035     78,593    62,121   70,035     76,593
4            113,142    497,803   497,803   497,803    82,252   95,601    110,616    82,252   95,601    110,616
5            145,049    497,803   497,803   497,803   102,030  122,293    146,012   102,030  122,293    146,012

6            178,551    497,803   497,803   511,847   122,479  151,260    186,292   122,479  151,250    186,292
7            213,729    497,803   497,803   614,008   142,625  181,582    230,592   142,625  181,562    230,592
8            224,415    497,803   497,803   653,966   139,146  188,567    253,351   139,146  188,557    253,351
9            235,636    497,803   497,803   696,637   135,607  195,819    278,339   135,607  195,819    278,339
10           247,418    497,803   497,803   742,358   131,985  203,346    305,752   131,985  203,346    305,752

15           315,775    497,803   521,904 1,037,362   113,535  246,844    494,615   113,535  248,844    494,615
20           403,017    497,803   554,345 1,456,044    89,209  302,880    795,545    89,209  302,880    795,545
25           514,362    497,803   599,462 2,080,671    60,512  369,992  1,284,204    60,512  369,992  1,284,204
30           656,471    497,803   655,601 3,006,790    18,610  450,287  2,065,159    18,610  450,287  2,065,159

20 (Age 65)  403,017    497,803   554,345 1,456,044    89,209  302,880    795,545    89,209  302,880    795,545

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IX
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                    $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1


             PREMIUMS        DEATH BENEFIT
            ACCUMULATED  GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                AT               RETURN OF             ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             26,250    497,803   497,803   497,803    18,017   19,165     20,313    19,767   20,915     22,063
2             53,813    497,803   497,803   497,803    36,923   40,429     44,075    38,235   41,741     45,388
3             82,754    497,803   497,803   497,803    55,471   62,584     70,276    55,471   62,584     70,276
4            113,142    497,803   497,803   497,803    73,861   85,668     99,176    73,661   85,668     99,176
5            145,049    497,803   497,803   497,803    91,503  109,738    131,065    91,503  109,738    131,085

6            178,551    497,803   497,803   497,803   109,990  135,893    167,448   109,990  135,893    167,448
7            213,729    497,803   497,803   497,803   128,113  163,183    207,495   126,113  163,183    207,495
8            224,415    497,803   497,803   497,803   123,859  168,311    226,900   123,859  168,311    226,900
9            235,636    497,803   497,803   497,803   119,449  173,514    246,041   119,449  173,514    246,041
10           247,418    497,803   497,803   658,103   114,849  178,776    271,051   114,849  178,776    271,051

15           315,775    497,803   497,803   880,790    86,100  205,694    419,962    88,100  205,694    419,962
20           403,017    497,803   497,803 1,177,612    50,834  232,073    643,417    50,834  232,073    643,417
25           514,362          0   497,803 1,572,271         0  253,385    970,416         0  253,385    970,416
30           656,471          0   497,803 2,093,912         0  261,500  1,438,165         0  261,500  1,438,165

20 (Age 65)  403,017    497,803   497,803 1,177,612    50,834  232,073    643,417    50,834  232,073    643,417

Amounts are in Dollars

(1)Assumes no policy loan has been made, Guaranteed cost of insurance rates assumed Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     TABLE X
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                GUARANTEED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                    $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1


            PREMIUMS          DEATH BENEFIT
           ACCUMULATED  GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
               AT               RETURN OF              ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY     5% INTEREST  ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- ---------   -------- -------- ---------  ---------
1             26,250    497,803   497,803   497,803    20,341   21,613     22,887    22,091   23,363     24,637
2             53,813    497,803   497,803   497,803    41,077   44,949     48,976    42,390   46,262     50,289
3             82,754    497,803   497,803   497,803    61,475   69,319     77,801    61,475   69,319     77,801
4            113,142    497,803   497,803   497,803    81,549   94,785    109,674    81,549   94,785    109,674
5            145,049    497,803   497,803   497,803   101,313  121,415    144,945   101,313  121,415    144,945

6            178,551    497,803   497,803   503,592   121,766  150,325    185,108   121,766  150,325    185,108
7            213,729    497,803   497,803   610,525   141,914  180,586    229,284   141,914  180,586    229,284
8            224,415    497,803   497,803   650,196   138,422  187,514    251,891   138,422  187,514    251,891
9            235,636    497,803   497,803   692,540   134,845  194,684    276,682   134,645  194,684    276,682
10           247,418    497,803   497,803   737,732   131,160  202,094    303,847   131,160  202,094    303,847

15           315,775    497,803   517,628 1,029,055   112,181  246,805    490,655   112,161  246,805    490,655
20           403,017    497,803   548,082 1,439,872    86,490  299,458    786,709    86,490  299,458    786,709
25           514,362    497,803   589,495 2,046,492    54,423  363,840  1,263,108    54,423  363,840  1,263,108
30           656,471    497,803   640,487 2,938,113     6,224  439,907  2,017,990     6,224  439,907  2,017,990

20 (Age 65)  403,017    407,803   546,082 1,439,872    86,490  299,458    786,709    86,490  299,458    786,709

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE XI
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
             GUARANTEED INSURANCE COSTS AND MAXIMUM CHARGES ASSUMED
                    $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1




            PREMIUMS         DEATH BENEFIT
           ACCUMULATED  GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
              AT                 RETURN OF             ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY    5% INTEREST   ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             26,250    497,803   497,803   497,803    18,017   19,165     20,313    19,767   20,915     22,063
2             53,813    497,803   497,803   497,803    36,923   40,429     44,075    38,235   41,741     45,388
3             82,754    497,803   497,803   497,803    55,471   62,584     70,276    55,471   62,584     70,276
4            113,142    497,803   497,803   497,803    73,661   85,668     99,176    73,661   85,668     99,176
5            145,049    497,803   497,803   497,803    91,503  109,738    131,085    91,503  109,738    131,085

6            178,551    497,803   497,803   497,803   109,990  135,893    167,448   109,990  135,893    167,448
7            213,729    497,803   497,803   497,803   128,113  163,183    207,495   128,113  163,183    207,495
8            224,415    497,803   497,803   497,803   123,859  168,311    226,900   123,859  168,311    225,900
9            235,636    497,803   497,803   497,803   119,449  173,514    248,041   119,449  173,514    246,041
10           247,418    497,803   497,803   658,103   114,849  178,776    271,051   114,849  178,776    271,051

15           315,775    497,803   497,803   880,790    88,100  205,694    419,962    88,100  205,694    419,962
20           403,017    497,803   497,803 1,177,612    50,834  232,073    643,417    50,834  232,073    643,417
25           514,362          0   497,803 1,572,271         0  253,385    970,416         0  253,385    970,416
30           656,471          0   497,803 2,093,912         0  261,500  1,438,165         0  261,500  1,438,165

20 (Age 65)  403,017    497,803   497,803 1,177,612    50,834  232,073    643,417    50,834  232,073    643,417

Amounts are in Dollars

(1)Assumes no policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE XII
    FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY(1)
                       UNISEX ISSUE AGE 45 NONSMOKER RISK
                                SIMPLIFIED ISSUE
               CURRENT INSURANCE COSTS AND CURRENT CHARGES ASSUMED
                    $25,000.00 ANNUAL PREMIUM FOR SEVEN YEARS
                          CASH VALUE ACCUMULATION TEST
                              FACE AMOUNT $497,803
                             DEATH BENEFIT OPTION 1


             PREMIUMS           DEATH BENEFIT
            ACCUMULATED GUARANTEED ANNUAL INVESTMENT       TOTAL ACCOUNT VALUE          CASH SURRENDER VALUE
                 AT              RETURN OF            ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
POLICY      5% INTEREST ----------------------------- ----------------------------- -----------------------------
 YEAR        PER YEAR   GROSS 0%  GROSS 6%  GROSS 12% GROSS 0% GROSS 6%   GROSS 12% GROSS 0% GROSS 6%   GROSS 12%
 ----        --------   --------  --------  --------- -------- --------   --------- -------- --------   ---------
1             26,250    497,803   497,803   497,803    20,517   21,795     23,074    22,267   23,545     24,824
2             53,813    497,803   497,803   497,803    41,420   45,313     49,361    42,732   46,626     50,674
3             82,754    497,803   497,803   497,803    61,973   69,862     78,392    61,973   69,862     78,392
4            113,142    497,803   497,803   497,803    82,190   95,505    110,480    82,190   95,505    110,480
5            145,049    497,803   497,803   497,803   102,082  122,304    145,971   102,082  122,304    145,971

6            178,551    497,803   497,803   512,012   122,647  151,373    186,353   122,647  151,373    183,353
7            213,729    497,803   497,803   614,464   142,887  181,781    230,763   142,887  181,781    230,763
8            224,415    497,803   497,803   654,646   139,472  188,848    253,615   139,472  188,848    253,615
9            235,636    497,803   497,803   697,481   135,963  196,145    278,656   135,953  196,145    278,656
10           247,418    497,803   497,803   743,128   132,302  203,667    306,070   132,302  203,667    306,070

15           315,775    497,803   521,291 1,035,573   112,975  248,552    493,762   112,975  246,552    493,762
20           403,017    497,803   550,706 1,445,690    86,311  300,391    789,888    88,311  300,391    789,888
25           514,362    497,803   592,075 2,053,914    54,010  365,432  1,267,689    54,010  365,432  1,267,689
30           656,471    497,803   643,318 2,948,835     5,825  441,851  2,025,388     5,825  441,851  2,025,388

20 (Age 65)  403,017    497,803   550,706 1,445,690    86,311  300,891    789,888    86,311  300,891    789,888

Amounts are in Dollars

(1)Assumes no policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in policy years 11 and thereafter. Beginning in policy years 11 and thereafter, the illustrated net annual return is -1.05%, 4.88% and 10.82%.

If premiums are paid more frequently than annually, the death benefits, total account values, and cash surrender values would be less than those illustrated. If a larger premium is paid, the surrender value as a percentage of the total account value will be greater than or equal to those illustrated. If a smaller premium is paid, the surrender value as a percentage of the total account value will be less than or equal to those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the policy owner's allocations, and the Fund's rate of return. The total account value and cash value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                              FINANCIAL STATEMENTS

                             VARIABLE LIFE ACCOUNT B

                                      INDEX

                                                                            PAGE
                                                                            ----

Statement of Assets and Liabilities......................................   S-2
Statements of Operations and Changes in Net Assets.......................   S-3
Notes to Financial Statements............................................   S-4
Independent Auditors' Report.............................................   S-22

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES--December 31, 2001

ASSETS

Investments, at net asset value:

                                                                                                MORTALITY &
                                                                      CONTRACT                    EXPENSE        CONTRACT
                                                                      PURCHASES                   CHARGES      REDEMPTIONS
                                                                      DUE FROM                   PAYABLE TO       DUE TO
                                                                        AETNA                      AETNA          AETNA
                                                                   LIFE INSURANCE              LIFE INSURANCE LIFE INSURANCE
                                                                     AND ANNUITY                 AND ANNUITY    AND ANNUITY   NET
                                  SHARES      COST     INVESTMENTS     COMPANY    TOTAL ASSETS     COMPANY        COMPANY    ASSETS
                                ----------------------------------------------------------------------------------------------------
Aetna Ascent VP                   226,777 $ 3,244,897 $  2,891,410  $        -   $  2,891,410    $    213      $   2,115 $ 2,889,082
Aetna Balanced VP, Inc.         1,830,131  27,093,557   22,126,288           -     22,126,288       1,790         68,640  22,055,858
Aetna Bond VP                   1,674,307  21,504,742   21,682,280           -     21,682,280       1,734         28,784  21,651,762
Aetna Crossroads VP               107,041   1,444,841    1,317,674           -      1,317,674          88          3,025   1,314,561
Aetna Growth and Income VP      5,685,940 174,821,287  111,103,274           -    111,103,274       8,975         46,649 111,047,650
Aetna Growth VP                     1,240      13,034       11,957           -         11,957           9            718      11,230
Aetna Index Plus Large Cap VP   1,079,679  15,743,220   14,964,356           -     14,964,356       1,162        289,241  14,673,953
Aetna Legacy VP                   129,506   1,625,236    1,552,782          20      1,552,802          95              -   1,552,707
Aetna Money Market VP           2,995,622  39,849,896   39,922,051   4,365,713     44,287,764       3,205              -  44,284,559
Aetna Small Company VP             33,054     568,565      551,341           -        551,341          45              -     551,296
Aetna Value Opportunity VP         44,397     674,601      588,259           -        588,259          49         39,845     548,365
Fidelity Investments Variable
  Insurance Products Fund:
  Equity-Income Portfolio       1,238,174  27,740,493   28,168,453   3,689,228     31,857,681       2,235              -  31,855,446
  Growth Portfolio                343,726  16,395,410   11,552,636           -     11,552,636         962        212,646  11,339,028
  High Income Portfolio            64,029     608,143      410,426           -        410,426          34         39,374     371,018
  Overseas Portfolio              154,781   3,221,168    2,148,355           -      2,148,355         177         80,673   2,067,505
Fidelity Investments Variable
    Insurance
  Products Fund II:
  Asset Manager Portfolio          52,554     815,532      762,558           -        762,558          63        241,120     521,375
  Contrafund Portfolio          1,017,906  19,369,389   20,490,438           -     20,490,438       1,630        153,830  20,334,978
Janus Aspen Series:
  Aggressive Growth Portfolio   1,322,903  28,787,676   29,077,414           -     29,077,414       2,354      8,147,751  20,927,309
  Balanced Portfolio              917,168  22,967,106   20,700,478           -     20,700,478       1,615        251,207  20,447,656
  Flexible Income Portfolio        84,647     986,247      986,983           -        986,983          81            225     986,677
  Growth Portfolio              1,074,048  27,704,839   21,352,065           -     21,352,065       1,701        316,823  21,033,541
  Worldwide Growth Portfolio    1,482,818  40,227,224   42,319,636           -     42,319,636       3,360      1,053,262  41,263,014
MFS Variable Insurance Trust:
  Total Return Series               9,904     184,678      184,311           -        184,311          35         39,232     145,044
  World Government Series          20,345     206,083      205,283           -        205,283           -              -     205,283
Oppenheimer Funds:
  Aggressive Growth Fund           13,518     960,081      550,467           -        550,467          46        121,162     429,259
  Global Securities Fund           92,238   2,049,590    2,106,705           -      2,106,705         138         84,503   2,022,064
  Growth & Income Fund              2,184      39,613       41,468           -         41,468           8         39,633       1,827
  Strategic Bond Fund             368,243   1,721,332    1,701,285     101,780      1,803,065         146              -   1,802,919
Portfolio Partners Inc. (PPI):
  PPI MFS Emerging Equities
    Portfolio                     477,520  17,805,006   19,449,402           -     19,449,402       1,594        482,967  18,964,841
  PPI MFS Research Growth
    Portfolio                   1,581,481  13,788,129   12,809,993           -     12,809,993       1,040         99,622  12,709,331
  PPI MFS Capital Opportunities
    Portfolio                     104,832   4,273,689    2,843,041           -      2,843,041         202         39,727   2,803,112
  PPI Scudder International
    Growth Portfolio            1,223,510  12,040,791   12,271,808           -     12,271,808         985        149,995  12,120,828
  PPI T. Rowe Price Growth
    Equity Portfolio               65,351   3,637,266    2,961,689           -      2,961,689         204         33,786   2,927,699

                                 AFFILIATED     NON-AFFILIATED
                               -------------------------------
Investments at Cost             $286,583,876     $245,529,485
Investments at Market            216,711,672      233,094,894



See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                            2001              2000             1999
                                                                            ----              ----             ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends......................................................    $  21,533,937      $  58,789,163     $ 48,867,068
Expenses: (Notes 2 and 5)
   Valuation period deductions....................................       (4,585,896)        (6,075,769)      (5,991,275)
                                                                      -------------      -------------      -----------
Net Investment Income.............................................       16,948,041         52,713,394       42,875,793
                                                                      -------------      -------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on sales of investments:
(Notes 1, 4 and 5)
   Proceeds from sales............................................    1,362,123,210      1,230,914,303      874,382,151
   Cost of investments sold.......................................    1,469,444,067      1,215,994,773      793,957,391
                                                                      -------------      -------------      -----------
      Net realized gain (loss)....................................     (107,320,857)        14,919,530       80,424,760
Net unrealized gain (loss) on investments: (Note 5)
   Beginning of year..............................................      (84,972,923)        56,758,198       29,609,254
   End of year....................................................      (82,306,795)       (84,972,923)      56,758,198
                                                                      -------------      -------------      -----------
      Net change in unrealized gain (loss)........................        2,666,128       (141,731,121)      27,148,944
                                                                      -------------      -------------      -----------
Net realized and unrealized gain (loss) on investments............     (104,654,729)      (126,811,591)     107,573,704
                                                                      -------------      -------------      -----------
Net increase (decrease) in net assets resulting from operations...      (87,706,688)       (74,098,197)     150,449,497
                                                                      -------------      -------------      -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS:
Variable life premium payments....................................       61,860,147         79,636,531      135,305,924
Transfers to the Company for monthly deductions...................      (30,938,179)       (29,995,274)     (32,799,767)
Redemptions by policyholders......................................      (41,085,276)       (63,976,557)    (162,896,593)
Transfers on account of policy loans..............................       (2,428,998)        (5,246,469)      (4,913,122)
Other.............................................................          604,200            500,403          779,888
                                                                      -------------      -------------      -----------
Net decrease in net assets resulting from unit
   transactions (Note 5)..........................................      (11,988,106)       (19,081,366)     (64,523,670)
                                                                      -------------      -------------      -----------
Net changes in net assets.........................................      (99,694,794)       (93,179,563)      85,925,827
NET ASSETS:

Beginning of period...............................................      545,555,571        638,735,134      552,809,307
                                                                      -------------      -------------      -----------
End of period.....................................................     $445,860,777       $545,555,571     $638,735,134
                                                                      =============      =============      ===========

See accompanying notes to financial statements.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & ACCOUNT INFORMATION

     Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended. The Account consists of seven products which are listed below.

     o Aetna Vest
     o Aetna Vest II
     o Aetna Vest Plus
     o Aetna Vest Estate Protector
     o Aetna Vest Estate Protector II
     o Corporate Specialty Market
     o Corporate Specialty Market II

     Effective October 1, 1998, Aetna Life Insurance Company and the Company contracted the administrative servicing obligations of its individual variable life business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LNY). Although the Company is responsible for all policy terms and conditions, Lincoln Life and LNY are responsible for servicing the individual life contracts, including the payment of benefits, oversight of investment management and contract administration. The assets of the Account are owned by the Company. The portion of the Account's assets supporting the variable life policies may not be used to satisfy liabilities arising out of any other business of the Company.

     During 2000, Aetna Life Insurance Company and the Company moved the NYSUT Individual Life block of business from the Account at a market value of $253,767. The NYSUT Individual Life block of business is not a part of the business administered by Lincoln Life and LNY and is no longer part of the Account.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     A. VALUATION OF INVESTMENTS
     Investments in the following funds are stated at the closing net asset value per share as determined by each fund on December 31, 2001:


     Aetna Ascent VP                           Janus Aspen Series:
     Aetna Balanced VP, Inc.                   o Aggressive Growth Portfolio
     Aetna Bond VP                             o Balanced Portfolio
     Aetna Crossroads VP                       o Flexible Income Portfolio
     Aetna Growth and Income VP                o Growth Portfolio
     Aetna Growth VP                           o Worldwide Growth Portfolio
     Aetna Index Plus Large Cap VP             MFS Variable Insurance Trust:
     Aetna Legacy VP                           o Total Return Series
     Aetna Money Market VP                     o World Government Series
     Aetna Small Company VP                    Oppenheimer Funds:
     Aetna Value Opportunity VP                o Aggressive Growth Fund
     Fidelity Investments Variable             o Global Securities Fund
       Insurance Products Fund:                o Growth & Income Fund
       o Equity-Income Portfolio               o Strategic Bond Fund
       o Growth Portfolio                      Portfolio Partners Inc. (PPI):
       o High Income Portfolio                 o PPI MFS Emerging Equities Portfolio
       o Overseas Portfolio                    o PPI MFS Research Growth Portfolio
     Fidelity Investments Variable             o PPI MFS Capital Opportunities Portfolio
       Insurance Products Fund II:             o PPI Scudder International Growth Portfolio
       o Asset Manager Portfolio               o PPI T. Rowe Price Growth Equity Portfolio
       o Contrafund Portfolio

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

     B. OTHER

     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     During 1999 the Aetna Growth VP Fund became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from January, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the Janus Aspen Series Flexible Income Portfolio became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from February, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the MFS Total Return Series became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from March, 1999 (commencement of operations) to December 31, 1999. Also, during 1999 the Oppenheimer Aggressive Growth Fund became available as an investment option for the Variable Account contract owners. Accordingly, the statements of operations and changes in net assets for this subaccount are for the period from December, 1999 (commencement of operations) to December 31, 1999.

     C. FEDERAL INCOME TAXES

     The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. The Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Account's net investment income and the net realized gain on investments.

2.   MORTALITY & EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

     The Company charges each variable sub-account for mortality and expense risk. The amount charged is deducted daily at rates per year specified in each policy.

     The Company deducts a premium load from each premium payment to cover administration expenses, state taxes, and Federal income tax liabilities. The percentage deducted from each premium payment is specified in each policy.

     The Company charges monthly administrative fees for items such as underwriting and issuance, premium billing and collection, policy value calculation, confirmations and periodic reports. The amount of the monthly administrative fees are specified in each policy.

     The Company charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is equal to the amount at risk multiplied by a monthly cost of insurance rate. The cost of insurance rate is variable and is based on the insured's issue age, sex (where permitted by law), number of policy years elapsed and premium class.

     Under certain circumstances, the Company reserves the right to charge a transfer fee between sub-accounts. The amount of the transfer fee is specified in each policy.

     The Company, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the specified amount, insured's age, risk class and sex (where permitted by law). The maximum surrender charges are included in each policy and are in compliance with each state's nonforfeiture law.

3.   DIVIDEND INCOME

     On an annual basis, the underlying mutual funds in which the Account invests distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the underlying mutual funds. The Account's proportionate share of each underlying mutual fund's undistributed net investment income and accumulated net realized gain
     (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets of the Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 2001, 2000 and 1999 aggregated $1,371,028,936 and $1,362,123,210, $1,264,546,331 and
     $1,230,914,303, and $852,734,274 and $874,382,151, respectively.

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5.   SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET
     ASSETS

YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                     Dividends
                                    Dividends        From Net
                                       From          Realized         Valuation        Proceeds            Cost of          Net
                                    Investment       Gains on           Period           from            Investments     Realized
                                      Income        Investments       Deductions         Sales              Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                    $ 50,470              $--          $(28,869)        $435,554           $473,774       $(38,220)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.             493,909          886,429          (224,391)       4,482,566          5,748,739     (1,266,173)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                       969,828          167,787          (192,922)       2,622,485          2,677,142        (54,657)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                  35,454               --           (12,811)         197,807            203,667         (5,860)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP          786,966            1,739        (1,175,592)      13,790,750         23,650,823     (9,860,073)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                           9            1,648              (136)          38,439             47,206         (8,767)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       139,208          491,914          (140,517)      23,235,655         28,420,825     (5,185,170)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                      57,298           11,542           (13,679)         173,641            182,121         (8,480)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP             2,286,790               --          (407,332)     393,608,480        394,217,161       (608,681)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                2,129           10,419            (3,268)         470,810            398,692          72,118
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            1,848           26,087            (4,623)          31,916             35,623         (3,707)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO             506,956        1,424,304          (292,530)     180,810,544        183,741,981     (2,931,437)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                      9,309          875,026          (122,889)       1,539,540          1,877,700       (338,160)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                57,445               --            (4,511)          97,725            148,584        (50,859)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                  137,978          218,093           (25,413)         327,747            383,287        (55,540)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO              25,465            9,549            (7,160)         176,815            199,499        (22,684)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO                165,335          583,534          (194,619)      22,043,642         27,635,255     (5,591,613)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO              --               --          (255,807)     127,505,830        148,438,810    (20,932,980)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                  538,630               --          (192,338)       5,359,565          4,859,204         500,361
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO            51,716               --            (8,039)         118,336            114,546           3,790
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                     16,532           48,639          (237,768)      17,061,174         23,768,542     (6,707,368)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO          227,122               --          (446,713)     131,252,806        152,590,597    (21,337,791)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     873            1,286              (496)           6,595              6,581              14
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES                  --               80              (162)             148                149             (1)
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized
                                           Gain (Loss)               Net              Net Increase                Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                       $41,538      $(353,487)    $(395,025)              $34,136
   Policyholders' account values                                                                           $3,266,590     $2,889,082
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.            (3,759,717)    (4,967,269)   (1,207,552)           (1,506,312)
   Policyholders' account values                                                                           24,879,948     22,055,858
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                        (374,858)       177,538       552,396               934,852
   Policyholders' account values                                                                           19,274,478     21,651,762
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                       857       (127,167)     (128,024)              (13,349)
   Policyholders' account values                                                                            1,439,151      1,314,561
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP        (46,669,802)   (63,718,013)  (17,048,211)           (5,206,532)
   Policyholders' account values                                                                          143,549,353    111,047,650
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                          (842)        (1,077)         (235)                2,855
   Policyholders' account values                                                                               15,856         11,230
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP      (3,147,647)      (778,864)    2,368,783              (614,966)
   Policyholders' account values                                                                           17,614,701     14,673,953
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                        28,782        (72,454)     (101,236)              288,272
   Policyholders' account values                                                                            1,318,990      1,552,707
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP                 135,021         72,155       (62,866)           (4,051,250)
   Policyholders' account values                                                                           47,127,898     44,284,559
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                 47,979        (17,224)      (65,203)             (134,374)
   Policyholders' account values                                                                              669,475        551,296
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP             (3,007)       (86,342)      (83,335)              470,621
   Policyholders' account values                                                                              141,474        548,365
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO             1,193,887        427,960      (765,927)            2,851,928
   Policyholders' account values                                                                           31,062,152     31,855,446
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   (1,823,911)    (4,842,774)   (3,018,863)              354,325
   Policyholders' account values                                                                           13,580,280     11,339,028
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                (135,426)      (197,717)      (62,291)              (49,075)
   Policyholders' account values                                                                              480,309        371,018
------------------------------------------------------------------------------------------------------------------------------------
   OVERSEAS PORTFOLIO                 (146,717)    (1,072,813)     (926,096)             (231,465)
   Policyholders' account values                                                                            2,949,948      2,067,505
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
   INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO               (20,041)       (52,974)      (32,933)              (43,984)
   Policyholders' account values                                                                              593,122        521,375
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO               (1,025,983)     1,121,049     2,147,032              (126,609)
   Policyholders' account values                                                                           23,351,918     20,334,978
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO        (6,289,529)       289,738     6,579,267              (152,815)
   Policyholders' account values                                                                           35,689,644     20,927,309
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                   (292,637)    (2,266,628)   (1,973,991)           (1,620,363)
   Policyholders' account values                                                                           23,195,357     20,447,656
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO                (465)           736         1,201               498,477
   Policyholders' account values                                                                              439,532        986,677
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   (5,819,191)    (6,352,774)     (533,583)           (1,361,156)
   Policyholders' account values                                                                           29,808,245     21,033,541
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO         (7,395,172)     2,092,412     9,487,584                54,143
   Policyholders' account values                                                                           53,278,669     41,263,014
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                     1,741           (367)       (2,108)              114,334
   Policyholders' account values                                                                               31,141        145,044
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES                   (14)          (800)         (786)              204,070
   Policyholders' account values                                                                                2,082        205,283
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

 YEAR ENDED DECEMBER 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                     Dividends
                                    Dividends        From Net
                                       From          Realized         Valuation        Proceeds            Cost of          Net
                                    Investment       Gains on           Period           from            Investments     Realized
                                      Income        Investments       Deductions         Sales              Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                $6,177          $96,381           $(6,053)        $140,512           $244,649       $(104,137)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND               13,886          257,441           (21,477)      59,663,503         60,297,615        (634,112)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                    867               --              (798)         413,700            482,566         (68,866)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                  40,407           58,674           (14,129)         705,444            734,210         (28,766)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES PORTFOLIO      --        1,411,570          (205,820)      57,904,069         73,935,159     (16,031,090)
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO        --        2,945,061          (133,359)      16,974,509         24,297,008      (7,322,499)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                           --          568,104           (26,829)         992,712          1,663,699        (670,987)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                          53,100        4,261,277          (158,820)     298,933,187        306,775,980      (7,842,793)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           4,182          497,464           (26,026)       1,007,004          1,192,673        (185,669)
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized
                                           Gain (Loss)               Net              Net Increase              Net Assets
                                           -----------           Change in           (Decrease) in              ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND               $(156,083)     $(409,614)    $(253,531)             $(82,330)
   Policyholders' account values                                                                             $772,752       $429,259
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND                (60,032)        57,115       117,147               307,475
   Policyholders' account values                                                                            1,981,704      2,022,064
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                  (45,735)         1,855        47,590              (367,659)
   Policyholders' account values                                                                              390,693          1,827
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                   (31,589)       (20,047)       11,542               167,977
   Policyholders' account values                                                                            1,567,214      1,802,919
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
 PORTFOLIO                          (7,029,114)     1,644,396     8,673,510              (465,064)
 Policyholders' account values                                                                             25,581,735     18,964,841
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO  (1,948,065)      (978,136)      969,929               (76,619)
   Policyholders' account values                                                                           16,326,818     12,709,331
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                       (634,737)    (1,430,648)     (795,911)              229,340
   Policyholders' account values                                                                            3,499,395      2,803,112
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                           405,005        231,017      (173,988)           (2,649,182)
   Policyholders' account values                                                                           18,631,234     12,120,828
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           (17,419)      (675,577)     (658,158)              252,193
   Policyholders' account values                                                                            3,043,713      2,927,699
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 2000

                                                     Valuation           Proceeds          Cost of               Net
                                                       Period              from          Investments          Realized
                                   Dividends         Deductions           Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                      $38,638          $(31,515)          $308,641          $301,084            $7,557
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.            3,570,806          (259,568)         7,301,676         6,960,899           340,777
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                        983,072          (171,073)         5,252,405         5,596,388          (343,983)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                   38,142           (19,442)         1,218,124         1,185,844            32,280
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP        17,869,945        (1,573,702)        18,811,348        21,010,033        (2,198,685)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP                          329              (292)            41,686            36,146             5,540
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP      2,277,415          (184,673)        14,577,799        13,668,631           909,168
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                       24,973           (11,331)            97,697            93,785             3,912
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP              1,631,888          (390,772)       441,757,611       440,882,757           874,854
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                49,216            (8,264)           178,524           141,624            36,900
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            21,138            (1,380)            10,431            10,015               416
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO            2,541,019          (272,156)        19,439,956        19,578,131          (138,175)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   2,239,168          (179,466)         8,321,253         6,379,106         1,942,147
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                 61,259            (7,746)           619,734           737,807          (118,073)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                   444,626           (36,753)         1,013,300           833,771           179,529
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO              182,521            (8,879)         1,612,451         1,650,038           (37,587)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO               3,736,611          (248,336)        12,549,865        10,761,449         1,788,416
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO        6,697,490          (581,012)       191,812,733       201,087,299        (9,274,566)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                 2,703,458          (227,375)         3,320,459         2,430,791           889,668
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO             29,269            (4,563)           172,032           172,802              (770)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                   3,207,380          (374,413)        22,061,661        17,472,933         4,588,728
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO         5,654,399          (664,457)       126,946,450       115,442,024        11,504,426
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES                      149              (111)            42,562            40,916             1,646
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES  (1)              96               (18)                --                --                --
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                          Net Unrealized
                                           Gain (Loss)               Net              Net Increase              Net Assets
                                           -----------           Change in           (Decrease) in              ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP                       $114,462        $41,538      $(72,924)             $188,758
  Policyholders' account values                                                                           $3,136,076      $3,266,590
------------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.                250,405     (3,759,717)   (4,010,122)           (3,423,656)
  Policyholders' account values                                                                           28,661,711      24,879,948
------------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP                       (1,358,696)      (374,858)      983,838            (1,475,064)
  Policyholders' account values                                                                           19,297,688      19,274,478
------------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP                     60,167            857       (59,310)             (947,809)
  Policyholders' account values                                                                            2,395,290       1,439,151
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP         (13,274,660)   (46,669,802)  (33,395,142)           (9,405,679)
  Policyholders' account values                                                                          172,252,616     143,549,353
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP                          5,782           (842)       (6,624)              (41,164)
  Policyholders' account values                                                                               58,067          15,856
------------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP        1,857,549     (3,147,647)   (5,005,196)             (930,084)
  Policyholders' account values                                                                           20,548,071      17,614,701
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP                           (269)        28,782        29,051               156,791
  Policyholders' account values                                                                            1,115,594       1,318,990
------------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP                  190,948        135,021       (55,927)            6,624,483
  Policyholders' account values                                                                           38,443,372      47,127,898
------------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP                 108,664         47,979       (60,685)               18,260
  Policyholders' account values                                                                              634,048         669,475
------------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP               5,078         (3,007)       (8,085)               (5,735)
  Policyholders' account values                                                                              135,120         141,474
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO              1,398,142      1,193,887      (204,255)           (2,587,060)
  Policyholders' account values                                                                           31,722,779      31,062,152
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,850,177     (1,823,911)   (5,674,088)           (5,107,791)
  Policyholders' account values                                                                           20,360,310      13,580,280
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO                  (13,223)      (135,426)     (122,203)             (411,796)
   Policyholders' account values                                                                           1,078,868         480,309
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO                   1,225,453       (146,717)   (1,372,170)             (801,518)
  Policyholders' account values                                                                            4,536,234       2,949,948
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                130,759        (20,041)     (150,800)           (1,125,479)
  Policyholders' account values                                                                            1,733,346         593,122
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO                 6,072,796     (1,025,983)   (7,098,779)           (3,880,980)
  Policyholders' account values                                                                           29,054,986      23,351,918
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO         12,041,322     (6,289,529)  (18,330,851)             (282,893)
  Policyholders' account values                                                                           57,461,476      35,689,644
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   3,868,165       (292,637)   (4,160,802)            1,637,081
  Policyholders' account values                                                                           22,353,327      23,195,357
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO               (1,205)          (465)          740               346,589
  Policyholders' account values                                                                               68,267         439,532
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     7,864,910     (5,819,191)  (13,684,101)            1,827,670
  Policyholders' account values                                                                           34,242,981      29,808,245
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO          19,350,824     (7,395,172)  (26,745,996)           (2,456,323)
  Policyholders' account values                                                                           65,986,620      53,278,669
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                        125          1,741         1,616                16,497
  Policyholders' account values                                                                               11,344          31,141
------------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES  (1)               (16)           (14)            2                    18
  Policyholders' account values                                                                                1,984           2,082
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 2000

                                                     Valuation           Proceeds          Cost of               Net
                                                       Period              from          Investments          Realized
                                   Dividends         Deductions           Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND              $32,650           $(9,415)           $61,285           $53,307              $7,978
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND              136,309           (13,082)         1,323,221         1,301,050              22,171
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                 23,432            (3,481)            38,671            39,781              (1,110)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                 112,010           (12,281)           270,997           275,975              (4,978)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
    PORTFOLIO                        357,259          (324,037)        33,692,167        30,432,934           3,259,233
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH
    PORTFOLIO                      1,236,576          (163,429)        19,127,532        16,513,502           2,614,030
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO(2)                     552,071           (35,643)         1,766,224         1,594,451             171,773
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO                      2,101,751          (232,551)       296,612,296       298,934,817          (2,322,521)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO                        234,098           (24,553)           553,512           374,683             178,829
    Policyholders' account values
====================================================================================================================================


(1) - Reflects seed money.  No funds have been received for this option.
(2) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)              Net              Net Increase                 Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND                  $9,807      $(156,083)    $(165,890)             $169,226
   Policyholders' account values                                                                            $738,203        $772,752
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND                 128,388        (60,032)     (188,420)            1,379,407
   Policyholders' account values                                                                             645,319       1,981,704
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                     9,124        (45,735)      (54,859)              114,050
   Policyholders' account values                                                                             312,661         390,693
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                     38,400        (31,589)      (69,989)              229,358
   Policyholders' account values                                                                           1,313,094       1,567,214
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):
PPI MFS EMERGING EQUITIES
   PORTFOLIO                         6,611,843     (7,029,114)  (13,640,957)            1,188,524
Policyholders' account values                                                                             34,741,713      25,581,735
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH
   PORTFOLIO                         2,586,254     (1,948,065)   (4,534,319)            1,272,516
   Policyholders' account values                                                                          15,901,444      16,326,818
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO(2)                        477,099       (634,737)   (1,111,836)              994,300
   Policyholders' account values                                                                           2,928,730       3,499,395
------------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO                         2,712,777        405,005    (2,307,772)           (3,066,207)
   Policyholders' account values                                                                          24,458,534      18,631,234
------------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO                           436,847        (17,419)     (454,266)              704,344
   Policyholders' account values                                                                           2,405,261       3,043,713
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 1999

                                                     Valuation           Proceeds          Cost of               Net
                                                       Period              from          Investments          Realized
                                   Dividends         Deductions           Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                    $207,334          $(27,423)          $797,996          $774,178             $23,818
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.           4,927,154          (362,224)        24,237,521        25,666,801          (1,429,280)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                     1,443,656          (280,638)        18,417,017        18,670,143            (253,126)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                 150,412           (21,636)           728,894           729,509                (615)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP       30,198,699        (1,580,938)        32,617,948        29,355,401           3,262,547
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP(1)                    3,015           (34,261)         5,715,725         5,103,503             612,222
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       881,321          (196,915)        14,299,931        11,770,545           2,529,386
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                      62,497            (9,474)           227,116           226,972                 144
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP             1,696,087          (398,471)       240,430,804       240,018,029             412,775
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                8,993           (28,237)         4,384,995         3,960,970             424,025
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP            6,310              (991)            96,462            76,961              19,501
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO           1,764,504          (369,449)        17,136,392        15,738,454           1,397,938
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                  2,197,635          (205,229)        16,307,193        12,435,135           3,872,058
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO                62,986            (7,432)           326,086           352,715             (26,629)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 OVERSEAS PORTFOLIO                  125,931           (32,249)         1,315,907         1,200,968             114,939
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
 ASSET MANAGER PORTFOLIO             232,267           (29,020)         2,871,385         2,692,023             179,362
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 CONTRAFUND PORTFOLIO              1,565,873          (381,504)        26,236,688        20,796,590           5,440,098
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
 AGGRESSIVE GROWTH PORTFOLIO       1,087,970          (302,514)       130,280,210       109,911,278          20,368,932
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO                  550,807          (265,810)        17,853,236        12,910,893           4,942,343
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME PORTFOLIO (2)         5,337              (658)           122,746           124,997              (2,251)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH PORTFOLIO                    202,497          (257,076)        21,130,544        15,320,528           5,810,016
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLDWIDE GROWTH PORTFOLIO           96,897          (512,954)        56,371,577        42,528,486          13,843,091
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 MFS VARIABLE INSURANCE TRUST:
 TOTAL RETURN SERIES (3)                  26                (6)             1,588             1,601                 (13)
   Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES (4)              --                (1)                --                --                 --
   Policyholders' account values
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)              Net              Net Increase                 Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 AETNA ASCENT VP                      $(53,438)      $114,462      $167,900              $(13,121)
   Policyholders' account values                                                                          $2,777,568      $3,136,076
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.               (88,169)       250,405       338,574            (8,902,224)
   Policyholders' account values                                                                          34,089,711      28,661,711
------------------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP                         (21,056)    (1,358,696)   (1,337,640)          (10,250,586)
   Policyholders' account values                                                                          29,976,022      19,297,688
------------------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP                   (13,664)        60,167        73,831               137,429
   Policyholders' account values                                                                           2,055,869       2,395,290
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP          6,059,944)   (13,274,660)   (7,214,716)           (9,143,942)
   Policyholders' account values                                                                         156,730,966     172,252,616
------------------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH VP(1)                         --          5,782         5,782              (528,691)
   Policyholders' account values                                                                                  --          58,067
------------------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP       1,027,911      1,857,549       829,638             3,159,014
   Policyholders' account values                                                                          13,345,627      20,548,071
------------------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP                        (9,107)          (269)        8,838                45,676
   Policyholders' account values                                                                           1,007,913       1,115,594
------------------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP                 267,256        190,948       (76,308)              143,868
   Policyholders' account values                                                                          36,665,421      38,443,372
------------------------------------------------------------------------------------------------------------------------------------
 AETNA SMALL COMPANY VP                (23,492)       108,664       132,156              (890,290)
   Policyholders' account values                                                                             987,401         634,048
------------------------------------------------------------------------------------------------------------------------------------
 AETNA VALUE OPPORTUNITY VP             12,485          5,078        (7,407)               61,807
   Policyholders' account values                                                                              55,900         135,120
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO              2,106,941      1,398,142      (708,799)           (7,091,968)
  Policyholders' account values                                                                           36,730,553      31,722,779
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,937,336      3,850,177       (87,159)           (4,688,720)
  Policyholders' account values                                                                           19,271,725      20,360,310
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO                  (22,754)       (13,223)        9,531               804,059
  Policyholders' account values                                                                              236,353       1,078,868
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO                     190,775      1,225,453     1,034,678               178,105
  Policyholders' account values                                                                            3,114,830       4,536,234
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO                266,952        130,759      (136,193)           (1,643,684)
  Policyholders' account values                                                                            3,130,614       1,733,346
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO                 5,961,343      6,072,796        111,453           (16,110,899)
  Policyholders' account values                                                                           38,429,965      29,054,986
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO          3,818,015     12,041,322     8,223,307             4,654,782
  Policyholders' account values                                                                           23,428,999      57,461,476
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO                   3,434,432      3,868,165       433,733            (4,727,822)
  Policyholders' account values                                                                           21,420,076      22,353,327
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO (2)               --         (1,205)       (1,205)               67,044
  Policyholders' account values                                                                                  ---          68,267
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                     3,730,121      7,864,910     4,134,789               950,511
  Policyholders' account values                                                                           23,402,244      34,242,981
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO           5,492,542     19,350,824    13,858,282            (4,853,866)
  Policyholders' account values                                                                           43,555,170      65,986,620
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES (3)                     --            125           125                11,212
  Policyholders' account values                                                                                   --          11,344
------------------------------------------------------------------------------------------------------------------------------------
 WORLD GOVERNMENT SERIES (4)                --            (16)          (16)                2,001
   Policyholders' account values                                                                                  --           1,984
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

5. SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31, 1999

                                                      Valuation          Proceeds          Cost of               Net
                                                        Period             from          Investments          Realized
                                    Dividends         Deductions          Sales              Sold            Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)              $--             $(45)               $22               $20                  $2
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND               12,736           (3,636)           751,030           654,790              96,240
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                  1,424           (2,052)           710,579           654,333              56,246
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                  40,196          (11,335)         1,349,254         1,342,562               6,692
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES
 PORTFOLIO                           329,059         (312,763)        92,317,033        82,923,450           9,393,583
 Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO    26,665         (127,616)        11,385,569        10,005,001           1,380,568
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS VALUE EQUITY PORTFOLIO       39,629          (11,919)         1,177,567           900,465             277,102
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO                        885,006         (199,531)       134,290,559       126,685,605           7,604,954
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO                         54,145          (17,268)           492,577           424,485              68,092
    Policyholders' account values
====================================================================================================================================

(1) - Reflects less than a full year of activity. Funds were first received in this option during January 1999.
(2) - Reflects less than a full year of activity. Funds were first received in this option during February 1999.
(3) - Reflects less than a full year of activity. Funds were first received in this option during March 1999.
(4) - Reflects seed money. No funds have been received for this option.
(5) - Reflects less than a full year of activity. Funds were first received in this option during December 1999.

------------------------------------------------------------------------------------------------------------------------------------
                                         Net Unrealized
                                           Gain (Loss)               Net              Net Increase                Net Assets
                                           -----------           Change in           (Decrease) in                ----------
                                     Beginning         End       Unrealized        Net Assets Resulting    Beginning         End
                                     of Period      of Period    Gain (Loss)     From Unit Transactions    of Period      of Period
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
 AGGRESSIVE GROWTH FUND (5)                $--         $9,807        $9,807              $728,439
    Policyholders' account values                                                                                $--        $738,203
------------------------------------------------------------------------------------------------------------------------------------
 GLOBAL SECURITIES FUND                 19,272        128,388       109,116               113,811
    Policyholders' account values                                                                            317,052         645,319
------------------------------------------------------------------------------------------------------------------------------------
 GROWTH & INCOME FUND                   11,048          9,124        (1,924)              183,796
    Policyholders' account values                                                                             75,171         312,661
------------------------------------------------------------------------------------------------------------------------------------
 STRATEGIC BOND FUND                    16,740         38,400        21,660               544,409
    Policyholders' account values                                                                            711,472       1,313,094
------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS INC. (PPI):
 PPI MFS EMERGING EQUITIES           3,702,269      6,611,843     2,909,574            (8,310,862)
 PORTFOLIO                                                                                                30,733,122      34,741,713
 Policyholders' account values
-----------------------------------------------------------------------------------------------------------------------------------
 PPI MFS RESEARCH GROWTH PORTFOLIO     974,898      2,586,254     1,611,356             1,275,501         11,734,970      15,901,444
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS VALUE EQUITY PORTFOLIO         82,622        477,099       394,477             1,424,018            805,423       2,928,730
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI SCUDDER INTERNATIONAL GROWTH                                                                         16,662,810      24,458,534
    PORTFOLIO                          698,227      2,712,777     2,014,550            (2,509,255)
    Policyholders' account values
------------------------------------------------------------------------------------------------------------------------------------
 PPI T. ROWE PRICE GROWTH EQUITY       149,693        436,847       287,154               656,778
    PORTFOLIO
    Policyholders' account values                                                                          1,356,360       2,405,261
====================================================================================================================================

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

6. CONDENSED FINANCIAL INFORMATION -- Year Ended December 31, 2001

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                                                    Value
                                                   Per Unit                                 Units       Policyholders'
                                                   --------                              Outstanding    Account Values    Investment
                                             Beginning    End of                           at End           at End          Income
                                             of Period    Period        Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                                                                            1.68%
Aetna Vest (.85% Fee Rate)                      $16.232   $14.237         (12.29%)         6,039.2        $   85,980
Aetna Vest II (1.00% Fee Rate)                   16.143    14.137         (12.42%)         3,735.4            52,809
Aetna Vest Plus (1.00% Fee Rate)                 16.143    14.137         (12.42%)       161,939.5         2,289,435
Aetna Vest Estate Protector (.85% Fee Rate)      16.258    14.260         (12.29%)        23,842.8           340,000
Aetna Vest Estate Protector II (.65% Fee Rate)   11.254     9.891         (12.12%)        12,219.2           120,858
------------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                                                                                    2.16%
Aetna Vest (.95% Fee Rate)                       27.328    25.930          (5.12%)        73,969.0         1,918,019
Aetna Vest II (1.00% Fee Rate)                   27.582    26.158          (5.16%)       158,228.2         4,138,890
Aetna Vest Plus (1.00% Fee Rate)                 23.131    21.937          (5.16%)       494,455.4        10,846,852
Aetna Vest Estate Protector (.85% Fee Rate)      17.454    16.578          (5.02%)        30,377.6           503,597
Aetna Vest Estate Protector II (.65% Fee Rate)   12.525    11.920          (4.83%)        68,825.1           820,428
Corporate Specialty Market (1.00% Fee Rate)      20.137    19.099          (5.16%)       200,383.7         3,827,106
Corporate Specialty Market II (.70% Fee Rate)    12.509    11.895          (4.91%)            81.2(1)            966
------------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                                                                              4.92%
Aetna Vest (1.00% Fee Rate)                      26.757    28.808           7.66%        209,698.5         6,040,967
Aetna Vest II (1.00% Fee Rate)                   17.990    19.369           7.66%         43,196.6           836,656
Aetna Vest Plus (1.00% Fee Rate)                 14.406    15.510           7.66%        345,380.5         5,356,747
Aetna Vest Estate Protector (.85% Fee Rate)      12.877    13.884           7.82%         66,364.9           921,437
Aetna Vest Estate Protector II (.65% Fee Rate)   11.405    12.322           8.04%         81,797.5         1,007,868
Corporate Specialty Market (1.00% Fee Rate)      13.904    14.970           7.66%        500,136.1         7,487,019
Corporate Specialty Market II (.70% Fee Rate)    11.385    12.246           7.56%             87.2(1)          1,068
------------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                                                                                        2.65%
Aetna Vest (.85% Fee Rate)                       15.276    14.088           (7.78%)        2,426.2            34,179
Aetna Vest II (1.00% Fee Rate)                   15.192    13.989           (7.92%)        4,659.0            65,176
Aetna Vest Plus (1.00% Fee Rate)                 15.192    13.989           (7.92%)       75,629.2         1,058,029
Aetna Vest Estate Protector (.85% Fee Rate)      15.301    14.110           (7.78%)          656.5             9,264
Aetna Vest Estate Protector II (.65% Fee Rate)   11.191    10.340           (7.60%)       14,304.7           147,913
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                                                                                 0.65%
Aetna Vest (.95% Fee Rate)                       52.273    42.251          (19.17%)      955,000.5        40,349,341
Aetna Vest II (1.00% Fee Rate)                   29.137    23.538          (19.21%)      620,713.8        14,610,550
Aetna Vest Plus (1.00% Fee Rate)                 24.480    19.776          (19.21%)    1,950,315.4        38,569,814
Aetna Vest Estate Protector (.85% Fee Rate)      17.544    14.194          (19.09%)      127,634.5         1,811,707
Aetna Vest Estate Protector II (.65% Fee Rate)   11.316     9.174          (18.93%)      190,137.3         1,744,272
Corporate Specialty Market (1.00% Fee Rate)      22.115    17.867          (19.21%)      777,927.3        13,899,049
Corporate Specialty Market II (.70% Fee Rate)    11.300     9.156          (18.97%)        6,871.6            62,917
------------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                                                                            0.07%
Corporate Specialty Market (1.00% Fee Rate)      15.351   11.083          (27.80%)           947.7            10,544
Corporate Specialty Market II (.70% Fee Rate)    15.061   10.906          (27.59%)            62.9(1)            686
------------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                                                                              0.91%
Aetna Vest (1.00% Fee Rate)                      18.812    16.088          (14.48%)       88,236.1         1,419,557
Aetna Vest II (1.00% Fee Rate)                   18.812    16.088          (14.48%)       28,450.1           457,710
Aetna Vest Plus (1.00% Fee Rate)                 18.812    16.088          (14.48%)      443,738.4         7,138,938
Aetna Vest Estate Protector (.85% Fee Rate)      18.927    16.211          (14.35%)       79,108.7         1,282,408
Aetna Vest Estate Protector II (.65% Fee Rate)   13.780    11.826          (14.18%)      222,599.5         2,632,372
Corporate Specialty Market (1.00% Fee Rate)      18.812    16.087          (14.49%)       95,040.8         1,528,882
Corporate Specialty Market II (.70% Fee Rate)    13.760    11.803          (14.22%)       18,138.8           214,086
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                                                                            3.87%
Aetna Vest (.85% Fee Rate)                       14.763    14.289           (3.21%)          953.6            13,626
Aetna Vest II (1.00% Fee Rate)                   14.682    14.191           (3.34%)          973.2            13,811
Aetna Vest Plus (1.00% Fee Rate)                 14.682    14.192           (3.34%)       81,404.2         1,155,290

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                    Value
                                                   Per Unit                                 Units       Policyholders'
                                                   --------                              Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP: (continued):
Aetna Vest Estate Protector (.85% Fee Rate)     $14.788   $14.315          (3.20%)         4,345.9         $  62,210
Aetna Vest Estate Protector II (.65% Fee Rate)   11.500    11.154          (3.00%)        27,592.2           307,770
------------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                                                                                      5.48%
Aetna Vest (1.00% Fee Rate)                      19.803    20.378           2.90%        124,544.4         2,537,919
Aetna Vest II (1.00% Fee Rate)                   14.475    14.895           2.90%         45,544.3           678,392
Aetna Vest Plus (1.00% Fee Rate)                 13.604    13.999           2.90%      1,239,984.9        17,358,195
Aetna Vest Estate Protector (.85% Fee Rate)      12.419    12.799           3.06%         56,148.6           718,619
Aetna Vest Estate Protector II (.65% Fee Rate)   11.489    11.864           3.26%        217,989.8         2,586,281
Corporate Specialty Market (1.00% Fee Rate)      13.015    13.393           2.90%      1,509,812.3        20,220,377
Corporate Specialty Market II (.70% Fee Rate)    11.473    11.841           3.21%         15,604.4           184,776
------------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                                                                                     0.65%
Corporate Specialty Market (1.00% Fee Rate)      13.805    14.214           2.96%         38,700.8           550,101
Corporate Specialty Market II (.70% Fee Rate)    13.167    13.603           3.30%             87.8(1)          1,195
------------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                                                                                 0.40%
Corporate Specialty Market (1.00% Fee Rate)      15.841    14.175         (10.52%)        38,614.8           547,388
Corporate Specialty Market II (.70% Fee Rate)    14.946    13.414         (10.25%)            72.8(1)            977
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:                                                                                                    1.70%
Aetna Vest (1.00% Fee Rate)                      17.218    16.202          (5.90%)        30,681.0           497,101
Aetna Vest II (1.00% Fee Rate)                   17.218    16.202          (5.90%)         9,698.0           157,130
Aetna Vest Plus (1.00% Fee Rate)                 17.218    16.202          (5.90%)     1,029,326.9        16,677,431
Aetna Vest Estate Protector (.85% Fee Rate)      17.342    16.343          (5.76%)       151,319.3         2,472,977
Aetna Vest Estate Protector II (.65% Fee Rate)   12.213    11.532          (5.57%)       161,019.2         1,856,945
Corporate Specialty Market (1.00% Fee Rate)      19.818    18.646          (5.91%)       546,650.5        10,192,896
Corporate Specialty Market II (.70% Fee Rate)    12.195    11.511          (5.62%)            83.9(1)            966
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:                                                                                                           0.08%
Corporate Specialty Market (1.00% Fee Rate)      22.788    18.580         (18.47%)       610,226.7        11,338,260
Corporate Specialty Market II (.70% Fee Rate)    15.852    12.961         (18.23%)            59.3(1)            768
------------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:                                                                                                     12.73%
Corporate Specialty Market (1.00% Fee Rate)       7.883     6.885         (12.66%)        53,789.1           370,335
Corporate Specialty Market II (.70% Fee Rate)     7.623     6.684         (12.31%)           102.2(1)            683
------------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:                                                                                                         5.43%
Corporate Specialty Market (1.00% Fee Rate)      15.671    12.231         (21.95%)       168,983.1         2,066,823
Corporate Specialty Market II (.70% Fee Rate)    12.134     9.501         (21.70%)            71.8(1)            682
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:

ASSET MANAGER PORTFOLIO:                                                                                                    3.56%
Corporate Specialty Market (1.00% Fee Rate)      17.112    16.246          (5.06%)        32,034.4           520,443
Corporate Specialty Market II (.70% Fee Rate)    11.657    11.100          (4.78%)            83.9(1)            932
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:                                                                                                       0.81%
Aetna Vest (1.00% Fee Rate)                      20.731    18.012         (13.12%)        67,091.3         1,208,419
Aetna Vest II (1.00% Fee Rate)                   20.731    18.012         (13.12%)        28,511.0           513,528
Aetna Vest Plus (1.00% Fee Rate)                 20.731    18.011         (13.12%)       639,015.6        11,509,624
Aetna Vest Estate Protector (.85% Fee Rate)      20.879    18.168         (12.99%)        75,484.5         1,371,373
Aetna Vest Estate Protector II (.65% Fee Rate)   14.221    12.399         (12.81%)       162,349.8         2,012,912
Corporate Specialty Market (1.00% Fee Rate)      22.298    19.375         (13.11%)       179,451.4         3,476,859
Corporate Specialty Market II (.70% Fee Rate)    14.200    12.375         (12.86%)        19,577.4           242,263
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:                                                                                                   -
Aetna Vest (1.00% Fee Rate)                      36.088    21.634         (40.05%)        87,697.9         1,897,225
Aetna Vest II (1.00% Fee Rate)                   36.088    21.634         (40.05%)        38,470.7           832,257
Aetna Vest Plus (1.00% Fee Rate)                 36.088    21.633         (40.05%)       555,480.1        12,016,992
Aetna Vest Estate Protector (.85% Fee Rate)      22.019    13.220         (39.96%)        94,945.7         1,255,146
Aetna Vest Estate Protector II (.65% Fee Rate)   19.507    11.735         (39.84%)       106,343.7         1,247,933

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                     Value
                                                   Per Unit                                 Units       Policyholders'
                                                   --------                              Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued):
Corporate Specialty Market (1.00% Fee Rate)     $27.079   $16.240          (40.03%)      218,248.1       $ 3,544,448
Corporate Specialty Market II (.70% Fee Rate)    19.480    11.713          (39.87%)       11,381.3           133,308
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:                                                                                                         2.65%
Aetna Vest (1.00% Fee Rate)                      27.254    25.724           (5.61%)       28,382.0           730,103
Aetna Vest II (1.00% Fee Rate)                   27.467    25.925           (5.61%)       25,456.6           659,962
Aetna Vest Plus (1.00% Fee Rate)                 27.242    25.713           (5.61%)      510,123.0        13,116,561
Aetna Vest Estate Protector (.85% Fee Rate)      21.794    20.601           (5.47%)       48,619.1         1,001,607
Aetna Vest Estate Protector II (.65% Fee Rate)   15.434    14.619           (5.28%)      149,526.3         2,185,875
Corporate Specialty Market (1.00% Fee Rate)      23.890    22.543           (5.64%)       96,406.7         2,173,336
Corporate Specialty Market II (.70% Fee Rate)    15.412    14.590           (5.33%)       39,766.8           580,212
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:                                                                                                  6.43%
Corporate Specialty Market (1.00% Fee Rate)      11.591    12.364            6.67%        79,709.8           985,546
Corporate Specialty Market II (.70% Fee Rate)    11.266    12.054            6.99%            93.8(1)          1,131
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:                                                                                                           0.07%
Aetna Vest (1.00% Fee Rate)                      29.324    21.851          (25.48%)       50,329.1         1,099,750
Aetna Vest II (1.00% Fee Rate)                   29.298    21.831          (25.48%)       60,631.4         1,323,662
Aetna Vest Plus (1.00% Fee Rate)                 29.256    21.800          (25.48%)      641,172.6        13,977,881
Aetna Vest Estate Protector (.85% Fee Rate)      21.500    16.045          (25.37%)       92,797.4         1,488,914
Aetna Vest Estate Protector II (.65% Fee Rate)   15.258    11.410          (25.22%)      169,315.9         1,931,819
Corporate Specialty Market (1.00% Fee Rate)      24.077    17.941          (25.48%)       67,484.3         1,210,763
Corporate Specialty Market II (.70% Fee Rate)    15.236    11.812          (22.48%)           63.7(1)            752
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:                                                                                                 0.49%
Aetna Vest (1.00% Fee Rate)                      34.337    26.368          (23.21%)      110,944.1         2,925,377
Aetna Vest II (1.00% Fee Rate)                   34.346    26.375          (23.21%)       47,371.9         1,249,421
Aetna Vest Plus (1.00% Fee Rate)                 34.303    26.342          (23.21%)      879,764.2        23,174,798
Aetna Vest Estate Protector (.85% Fee Rate)      24.932    19.174          (23.09%)      120,125.3         2,303,329
Aetna Vest Estate Protector II (.65% Fee Rate)   16.450    12.677          (22.94%)      216,951.2         2,750,256
Corporate Specialty Market (1.00% Fee Rate)      28.243    21.688          (23.21%)      395,234.0         8,571,957
Corporate Specialty Market II (.70% Fee Rate)    16.427    12.652          (22.98%)       22,752.6           287,876
------------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
TOTAL RETURN SERIES                                                                                                         1.75%
Corporate Specialty Market (1.00% Fee Rate)      13.230    13.131           (0.75%)       10,957.7           143,895
Corporate Specialty Market II (.70% Fee Rate)    12.867    12.812           (0.43%)           89.7(1)          1,149
------------------------------------------------------------------------------------------------------------------------------------
WORLD GOVERNMENT SERIES                                                                                                        -
Corporate Specialty Market (1.00% Fee Rate)      10.582    10.980            3.76%        18,595.1(1)        204,208
Corporate Specialty Market II (.70% Fee Rate)    10.700    11.139            4.10%            96.5(1)          1,075
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND:                                                                                         1.02%
Corporate Specialty Market (1.00% Fee Rate)      17.206    11.709          (31.95%)       36,602.5           428,576
Corporate Specialty Market II (.70% Fee Rate)    17.151    11.712          (31.71%)           58.3(1)            683
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND:                                                                                         0.62%
Aetna Vest (1.00% Fee Rate)                      17.678    15.395          (12.91%)       11,723.9           180,487
Aetna Vest II (1.00% Fee Rate)                   17.677    15.395          (12.91%)        8,314.9           128,005
Aetna Vest Plus (1.00% Fee Rate)                 17.677    15.395          (12.91%)       73,350.0         1,129,259
Aetna Vest Estate Protector (.85% Fee Rate)      17.753    15.484          (12.78%)        9,459.2           146,463
Aetna Vest Estate Protector II (.65% Fee Rate)   18.219    15.922          (12.61%)       14,568.3           231,954
Corporate Specialty Market (1.00% Fee Rate)      18.697    16.287          (12.89%)       12,580.8           204,901
Corporate Specialty Market II (.70% Fee Rate)    18.303    15.984          (12.67%)           62.2(1)            995
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GROWTH & INCOME FUND:                                                                                           1.08%
Corporate Specialty Market (1.00% Fee Rate)      11.480    10.215          (11.02%)           89.5(1)            921
Corporate Specialty Market II (.70% Fee Rate)    10.900     9.727          (10.76%)           93.2(1)            906
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND:                                                                                            2.45%
Aetna Vest (1.00% Fee Rate)                      10.372    10.767            3.80%         4,401.0            47,384
Aetna Vest II (1.00% Fee Rate)                   10.372    10.766            3.81%           526.2             5,665
Aetna Vest Plus (1.00% Fee Rate)                 10.372    10.767            3.80%        73,888.8           795,558

AETNA LIFE INSURANCE AND ANNUITY COMPANY VARIABLE LIFE ACCOUNT B

                                                     Value
                                                    Per Unit                                Units       Policyholders'
                                                    --------                             Outstanding    Account Values    Investment
                                               Beginning   End of                          at End           at End          Income
                                               of Period   Period       Total Return(2)   of Period        of Period      Ratio (3)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND: (continued):
Aetna Vest Estate Protector (.85% Fee Rate)     $10.417   $10.829            3.96%        21,063.9       $   228,103
Aetna Vest Estate Protector II (.65% Fee Rate)   10.454    10.890            4.17%        42,688.6           464,887
Corporate Specialty Market (1.00% Fee Rate)      10.649    11.054            3.81%            95.5(1)          1,056
Corporate Specialty Market II (.70% Fee Rate)    10.459    10.889            4.12%        23,901.8           260,266
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS INC. (PPI):                                                                                                  -
PPI MFS EMERGING EQUITIES PORTFOLIO:
Aetna Vest (1.00% Fee Rate)                      23.469    17.378          (25.95%)       48,144.7           836,649
Aetna Vest II (1.00% Fee Rate)                   23.471    17.379          (25.95%)       21,983.6           382,062
Aetna Vest Plus (1.00% Fee Rate)                 23.458    17.370          (25.95%)      579,577.8        10,067,265
Aetna Vest Estate Protector (.85% Fee Rate)      14.683    10.888          (25.84%)       85,688.1           933,005
Aetna Vest Estate Protector II (.65% Fee Rate)   12.278     9.123          (25.69%)       45,730.8           417,212
Corporate Specialty Market (1.00% Fee Rate)      19.302    14.294          (25.94%)      442,701.0         6,328,043
Corporate Specialty Market II (.70% Fee Rate)    12.264     9.112          (25.70%)           66.4(1)            605
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:                                                                                              -
Aetna Vest (1.00% Fee Rate)                      17.030    13.339          (21.67%)       44,756.5           597,023
Aetna Vest II (1.00% Fee Rate)                   17.106    13.399          (21.67%)       23,702.6           317,594
Aetna Vest Plus (1.00% Fee Rate)                 16.873    13.216          (21.67%)      462,560.9         6,113,361
Aetna Vest Estate Protector (.85% Fee Rate)      13.001    10.199          (21.55%)       30,439.5           310,437
Aetna Vest Estate Protector II (.65% Fee Rate)   13.470    10.588          (21.40%)       58,801.5           622,574
Corporate Specialty Market (1.00% Fee Rate)      15.432    12.089          (21.66%)      392,729.9         4,747,552
Corporate Specialty Market II (.70% Fee Rate)    13.454    10.569          (21.44%)           74.7(1)            790
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:                                                                                        -
Aetna Vest (1.00% Fee Rate)                      15.686    11.686          (25.50%)       13,743.2           160,598
Aetna Vest II (1.00% Fee Rate)                   15.686    11.685          (25.50%)        3,395.1            39,673
Aetna Vest Plus (1.00% Fee Rate)                 15.686    11.686          (25.50%)      137,267.9         1,604,084
Aetna Vest Estate Protector (.85% Fee Rate)      15.753    11.753          (25.39%)       17,894.5           210,316
Aetna Vest Estate Protector II (.65% Fee Rate)   16.200    12.111          (25.24%)       64,977.7           786,914
Corporate Specialty Market (1.00% Fee Rate)      17.139    12.773          (25.47%)           59.6               761
Corporate Specialty Market II (.70% Fee Rate)    16.379    12.239          (25.28%)           62.6(1)            766
------------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:                                                                                  0.32%
Aetna Vest (1.00% Fee Rate)                      23.100    16.712          (27.66%)       87,754.0         1,466,520
Aetna Vest II (1.00% Fee Rate)                   22.958    16.609          (27.66%)       27,722.5           460,435
Aetna Vest Plus (1.00% Fee Rate)                 22.830    16.516          (27.66%)      441,850.6         7,297,737
Aetna Vest Estate Protector (.85% Fee Rate)      17.415    12.618          (27.55%)       39,701.0           500,928
Aetna Vest Estate Protector II (.65% Fee Rate)   14.079    10.221          (27.40%)       47,148.7           481,908
Corporate Specialty Market (1.00% Fee Rate)      19.130    13.844          (27.63%)      138,141.7         1,912,400
Corporate Specialty Market II (.70% Fee Rate)    14.059    10.203          (27.43%)           88.2(1)            900
------------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:                                                                                   0.14%
Aetna Vest (1.00% Fee Rate)                      13.830    12.294          (11.11%)        9,874.4           121,395
Aetna Vest II (1.00% Fee Rate)                   13.829    12.293          (11.11%)        6,259.6            76,950
Aetna Vest Plus (1.00% Fee Rate)                 13.830    12.294          (11.11%)      144,122.9         1,771,874
Aetna Vest Estate Protector (.85% Fee Rate)      13.889    12.365          (10.98%)        9,525.0           117,778
Aetna Vest Estate Protector II (.65% Fee Rate)   14.289    12.747          (10.80%)       65,737.6           837,928
Corporate Specialty Market (1.00% Fee Rate)      15.046    13.373          (11.12%)           63.1(1)            844
Corporate Specialty Market II (.70% Fee Rate)    14.432    12.861          (10.89%)           72.3(1)            930
------------------------------------------------------------------------------------------------------------------------------------

(1) - Reflects seed money. No funds have been received for this option.
(2) - These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values.
(3) - These amounts represent the dividends, excluding distributions of capital gains, (see note 5), received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
    and
Contract Owners of Aetna Life Insurance and Annuity Company Variable Life Account B

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") (comprised of the following subaccounts: Aetna Ascent VP, Aetna Balanced VP, Inc., Aetna Bond VP, Aetna Crossroads VP, Aetna Growth and Income VP, Aetna Growth VP, Aetna Index Plus Large Cap VP, Aetna Legacy VP, Aetna Money Market VP, Aetna Small Company VP, Aetna Value Opportunity VP, Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP") Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Fidelity VIP II Contrafund Portfolio, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Flexible Income Portfolio, Janus Aspen Series Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, MFS Variable Insurance Trust ("MFS VIT") Total Return Series, MFS VIT World Government Series, Oppenheimer Funds Aggressive Growth Fund, Oppenheimer Funds Global Securities Fund, Oppenheimer Funds Growth & Income Fund, Oppenheimer Funds Strategic Bond Fund, Portfolio Partners Inc. ("PPI") MFS Emerging Equities Portfolio, PPI MFS Research Growth Portfolio, PPI MFS Capital Opportunities Portfolio, PPI Scudder International Growth Portfolio, and PPI T. Rowe Price Growth Equity Portfolio) as of December 31, 2001 and the related statements of operations and changes in net assets for each of the respective three years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 2001 and the results of their operations and changes in their net assets for each of the respective three years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Fort Wayne, Indiana
March 1, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS
                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes (the "CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.


The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

                REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                 CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 15 TO

                           THE REGISTRATION STATEMENT


This Post-Effective Amendment No. 15 to Registration Statement No. 33-75248 is comprised of the following papers and documents:

   o  The facing sheet.

   o One Corporate Variable Universal Life (Corporate VUL) consisting of 128 pages

   o  The undertaking to file reports

   o  The undertaking pursuant to Rule 484

   o  Indemnification

   o Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

   o  The signatures

   o  Written consents of the following persons:


         A. Consent of Counsel (included as part of Exhibit No. 2 below)

         B. Actuarial Consent (included as part of Exhibit No. 6 below)

         C. Consents of Independent Auditors (included as Exhibit No. 7 below)

        The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

            (1)          Resolution establishing Variable Life Account B(1)

            (2)          Not Applicable

            (3)(i)       Specialty Broker Agreement(2)

            (3)(ii)      Life Insurance Broker-Dealer Agreements(1)

            (3)(iii) Principal Underwriter Agreement effective as of November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(3)

            (3)(iv) Restated and Amended Third Party Administration and Transfer Agent Agreement(4)

            (4)          Not Applicable

            (5)(i) Corporate VUL Policy (Containing information about Cash Value Accumulation Method of Death Benefit Options (70180-93US)(5)

            (5)(ii) Corporate VUL Policy (Containing Tables of percentages for the Guideline Premium Method for Death Benefit Options (70182-93US)(5)

            (5)(iii)     Term Rider (70181-94US) to Corporate VUL Policy
                         70182-93US(5)

            (5)(iv) Amendment Rider (70284-1998) to Corporate Variable Universal Life Policies 70180-93US and 70182-93US(2)

            (5)(v)       Corporate VUL II Policy (Cash Value Policy)
                         70180-1998US)(2)

            (5)(vi) Corporate VUL II Policy (Guideline Premium Policy) (70182-1998US)(2)

            (5)(vii) Term Insurance Rider (70181-1998US) to policies 70180-1998US and 70182-1998US(2)

            (5)(viii) Endorsements L-ENMCHGI-02 and L-ENCMCHGG-02 (name change)

            (6)(i) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(6)

            (6)(ii) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life
                         Insurance  and  Annuity Company)(6)
            (7)          Not Applicable

            (8)(i) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(7)

            (8)(ii) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(8)

            (8)(iii) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(9)

            (8)(iv) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)

            (8)(v) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)

            (8)(vi) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)

            (8)(vii) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(7)

            (8)(viii) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(8)

            (8)(ix) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)

            (8)(x) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)

            (8)(xi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
                         between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(12)

            (8)(xii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(13)

            (8)(xiii) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
                         1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(14)

            (8)(xiv) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                         and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(7)

            (8)(xv) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                         November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(9)

            (8)(xvi) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
                         between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)

            (8)(xvii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(13)

            (8)(xviii) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)

            (8)(xix) Seventh Amendment dated as of May 1, 1998 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1998 and
                         January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(7)

            (8)(xx) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
                         January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(9)

            (8)(xxi) Service Agreement dated November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company(15)

            (8)(xxii) Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(13)

            (8)(xxiii) Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(8)

            (8)(xxiv) Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(16)

            (8)(xxv) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(8)

            (8)(xxvi) Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(9)

            (8)(xxvii) Amendment dated August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(17)

            (8)(xxviii) Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(18)

            (8)(xxix) Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(16)

            (8)(xxx) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(17)
            (8)(xxxi) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(17)

            (8)(xxxii) Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(18)

            (8)(xxxiii) Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(7)

            (8)(xxxiv) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(19)

            (8)(xxxv) Fifth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(20)

            (8)(xxxvi) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(21)

            (8)(xxxvii) Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999
                         between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(3)

            (8)(xxxviii) Fund  Participation  Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(22)

            (8)(xxxix) First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(9)

            (8)(xl) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(22)

            (8)(xli) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(18)

            (8)(xlii) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(18)

            (9)          Not Applicable

            (10)(i)      Application (70158-93)(2)

            (10)(ii)     Application (70159-93)(2)

            (10)(iii)    Application Supplement (70276-97(3/98))(2)

            (10)(iv)     Application Supplement (70277-97(3/98))(2)

            (10)(v)      Application Supplement (70183-93)(2)

            (10)(vi)     Premium Allocation Supplement (APP Funds)(2)

           2.  Opinion and Consent of Counsel

           3.  Not Applicable

           4.  Not Applicable

           5.  Not Applicable

           6.  Actuarial Opinion and Consent

           7. (a) Consent of Independent Auditors--KPMG LLP

              (b) Consent of Independent Auditors--Ernst & Young LLP (Hartford)

              (c) Consent of Independent Auditors--Ernst & Young LLP
                  (Fort Wayne)

           8. (a) Copy of Power of Attorney(23)

              (b) Certificate of Resolution Authorizing Signature by Power of
                  Attorney(24)

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed on February 16, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

3. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6 (File No. 33-75248), as filed on July 29, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6 (File No. 33-75248), as filed on April 22, 1997.

6. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

7. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

9. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

10. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

11. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

16. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

17. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.


18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.


19. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

20. Incorporated by referenced to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

21. Incorporated by referenced to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

22. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.

24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form S-6 (File No. 33-75248) and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 26th day of April, 2002.

                                             VARIABLE LIFE ACCOUNT B OF ING LIFE
                                             INSURANCE AND ANNUITY COMPANY
                                                (Registrant)

(SEAL)

ATTEST: /s/ Lena A. Rabbitt
        -------------------
           Lena A. Rabbitt
           Assistant Secretary

                                      By:    ING LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                (Depositor)

                                      By:     Thomas J. McInerney *
                                             ----------------------------------
                                              Thomas J. McInerney
                                              President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                  Title                                       Date
---------                  -----                                       ----


 Thomas J. McInerney *     Director and President)               )
-------------------------                                        )
 Thomas J. McInerney       (principal executive officer)         )
                                                                 )
 Wayne R. Huneke *         Director and Chief Financial Officer  )     April 26,
-------------------------                                        )
 Wayne R. Huneke                                                 )     2002)
                                                                 )
 Randy Lowery *            Director                              )
-------------------------                                        )
 P. Randall Lowery                                               )
                                                                 )
 Mark A. Tullis *          Director                              )
-------------------------                                        )
 Mark A. Tullis                                                  )
                                                                 )
 David Wheat*              Chief Accounting Officer              )
-------------------------                                        )
 David Wheat                                                     )

By: /s/ J. Neil McMurdie
    ---------------------------------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX

EXHIBIT NO.        EXHIBIT
-----------        -------


   99-1(5)(viii)   Endorsements L-ENMCHGI-02 and L-ENCMCHGG-02 (name change)

   99-2            Opinion and Consent of Counsel

   99-6            Actuarial Consent

   99-7(a)         Consent of Independent Auditors--KPMG LLP

   99-7(b)         Consent of Independent Auditors--Ernst & Young LLP (Hartford)

   99-7(c)         Consent of Independent Auditors--Ernst & Young LLP
                   (Fort Wayne)